CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
SENIOR LOANS(b)(c)(d)
Automobiles & Components
Automotive Keys Group, LLC and Automotive Keys Investor, LLC		1st Lien Term Loan	6.00% (3M LIBOR + 5.00%)	11/6/2025			$1,784	$1,748	(e)(f)
Continental Acquisition Holdings, Inc.		1st Lien Revolver	4.50% (1M LIBOR + 3.50%)	1/20/2026			1	1	(e)(h)
Continental Acquisition Holdings, Inc.		1st Lien Term Loan	7.75% (3M LIBOR + 6.75%)	1/20/2027			6,005	6,005	(e)(f)
Continental Acquisition Holdings, Inc.		1st Lien Delayed Draw Term Loan	7.75% (3M LIBOR + 6.75%)	1/20/2027			1,457	1,457	(e)
Highline Aftermarket Acquisition, LLC, Highline Aftermarket SC Acquisition, Inc. and Highline PPC Blocker LLC		1st Lien Revolver	4.30% (1M LIBOR + 3.75%)	11/10/2025			1	1	(e)(h)
Highline Aftermarket Acquisition, LLC, Highline Aftermarket SC Acquisition, Inc. and Highline PPC Blocker LLC		1st Lien Term Loan	5.25% (3M LIBOR + 4.50%)	11/9/2027			4,414	4,187	(i)
Highline Aftermarket Acquisition, LLC, Highline Aftermarket SC Acquisition, Inc. and Highline PPC Blocker LLC		2nd Lien Term Loan	8.75% (3M LIBOR + 8.00%)	11/9/2028			5,942	5,586	(e)(f)
Highline Aftermarket Acquisition, LLC, Highline Aftermarket SC Acquisition, Inc. and Highline PPC Blocker LLC		2nd Lien Delayed Draw Term Loan	8.75% (3M LIBOR + 8.00%)	11/9/2028			4,209	3,956	(e)
Mavis Tire Express Services Topco Corp., Metis HoldCo, Inc., and Metis TopCo, LP		1st Lien Revolver	4.22% (1M LIBOR + 3.75%)	5/4/2026			1	1	(e)(h)
Sun Acquirer Corp. and Sun TopCo, LP		1st Lien Revolver		9/8/2027			1,059	—	(e)(h)
Sun Acquirer Corp. and Sun TopCo, LP		1st Lien Term Loan	6.50% (3M LIBOR + 5.75%)	9/8/2028			8,364	8,364	(e)
Sun Acquirer Corp. and Sun TopCo, LP		1st Lien Delayed Draw Term Loan	6.50% (3M LIBOR + 5.75%)	9/8/2028			4,864	2,599	(e)(h)
Truck Hero, Inc.		1st Lien Term Loan	4.00% (1M LIBOR + 3.25%)	1/31/2028			12,033	11,642	(i)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Wand Newco 3, Inc.		1st Lien Term Loan	3.46% (1M LIBOR + 3.00%)	2/5/2026				$10,620	$10,281	(i)
Wand Newco 3, Inc.		2nd Lien Term Loan	7.71% (1M LIBOR + 7.25%)	2/5/2027				3,000	2,940	(e)(f)
									58,768		2.59%
Capital Goods
Ali Group S.R.L.	Italy	1st Lien Term Loan		10/13/2028				1,890	1,860	(i)
Alliance Laundry Systems LLC		1st Lien Term Loan	4.25% (3M LIBOR + 3.50%)	10/8/2027				8,701	8,608	(i)
Artera Services, LLC		1st Lien Term Loan	4.51% (3M LIBOR + 3.50%)	3/6/2025				927	866
Box Bidco Limited	United Kingdom	1st Lien Term Loan	6.34% (6M LIBOR + 6.10%)	11/24/2028				1,691	1,691	(e)(f)
Box Bidco Limited	United Kingdom	1st Lien Term Loan	7.83% (6M EURIBOR + 7.83%)	11/24/2028				€878	972	(e)(f)
Clarios Global LP	Canada	1st Lien Term Loan	3.71% (1M LIBOR + 3.25%)	4/30/2026				4,925	4,857
Conair Holdings LLC		1st Lien Term Loan	4.76% (3M LIBOR + 3.75%)	5/17/2028				2,246	2,206
CP Atlas Buyer Inc		1st Lien Term Loan	4.25% (1M LIBOR + 3.75%)	11/23/2027				10,486	10,173
Dynamic NC Aerospace Holdings, LLC and Dynamic NC Investment Holdings, LP		1st Lien Revolver		12/30/2025				1,296	(13)	(e)(h)
Dynamic NC Aerospace Holdings, LLC and Dynamic NC Investment Holdings, LP		1st Lien Term Loan	7.50% (3M LIBOR + 6.50%)	12/30/2026				3,293	3,260	(e)(f)
Dynasty Acquisition Co., Inc.		1st Lien Term Loan	4.51% (3M LIBOR + 3.50%)	4/6/2026				5,117	5,019
Eleda BidCo AB (fka EISG BidCo AB)	Sweden	1st Lien Term Loan	6.34% (3M STIBOR + 6.25%)	6/30/2026			SEK	21,000	2,236	(e)(f)
Eleda BidCo AB (fka EISG BidCo AB)	Sweden	1st Lien Delayed Draw Term Loan		6/30/2026			SEK	8,000	—	(e)(h)
Eleda BidCo AB (fka EISG BidCo AB)	Sweden	1st Lien Delayed Draw Term Loan	6.34% (3M STIBOR + 6.25%)	6/30/2026			SEK	9,070	966	(e)(f)
EPS NASS Parent, Inc.		1st Lien Revolver	6.75% (1M LIBOR + 5.75%)	4/17/2026				158	111	(e)(h)
EPS NASS Parent, Inc.		1st Lien Term Loan	6.75% (3M LIBOR + 5.75%)	4/19/2028				5,817	5,817	(e)(f)
EPS NASS Parent, Inc.		1st Lien Delayed Draw Term Loan		4/19/2028				585	—	(e)(h)
FCG Acquisitions, Inc.		1st Lien Term Loan	4.25% (3M LIBOR + 3.75%)	3/31/2028				1,985	1,949
Husky Injection Molding Systems Ltd.	Canada	1st Lien Term Loan	3.35% (6M LIBOR + 3.00%)	3/28/2025				7,966	7,781
Kene Acquisition, Inc. and Kene Holdings, L.P.		1st Lien Revolver	5.26% (3M LIBOR + 4.25%)	8/8/2024				676	389	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Kene Acquisition, Inc. and Kene Holdings, L.P.		1st Lien Term Loan	5.25% (3M LIBOR + 4.25%)	8/10/2026				$2,841	$2,841	(e)(f)
Kene Acquisition, Inc. and Kene Holdings, L.P.		1st Lien Delayed Draw Term Loan	5.26% (3M LIBOR + 4.25%)	8/10/2026				475	475	(e)
Kodiak BP, LLC		1st Lien Term Loan	4.00% (1M LIBOR + 3.25%)	3/12/2028				11,483	11,210
LBM Acquisition LLC		1st Lien Term Loan	4.50% (3M LIBOR + 3.75%)	12/17/2027				9,894	9,638
Lower ACS, Inc.		1st Lien Revolver		1/7/2028				2,356	(47)	(e)(h)
Lower ACS, Inc.		1st Lien Term Loan	6.75% (3M LIBOR + 5.75%)	1/7/2028				9,783	9,686	(e)(f)
Lower ACS, Inc.		1st Lien Delayed Draw Term Loan		1/7/2028				8,173	(82)	(e)(h)
Madison IAQ LLC		1st Lien Term Loan	4.52% (2M LIBOR + 3.25%)	6/21/2028				9,929	9,772	(i)
Maverick Acquisition, Inc.		1st Lien Term Loan	7.00% (3M LIBOR + 6.00%)	6/1/2027				5,334	5,174	(e)(f)
Maverick Acquisition, Inc.		1st Lien Delayed Draw Term Loan	7.00% (3M LIBOR + 6.00%)	6/1/2027				1,915	1,158	(e)(h)
Maverick Acquisition, Inc.		1st Lien Delayed Draw Term Loan		6/1/2027				1,255	(38)	(e)(h)
Osmose Utilities Services, Inc. and Pine Intermediate Holding LLC		2nd Lien Term Loan	7.25% (1M LIBOR + 6.75%)	6/25/2029				8,237	8,155	(e)
Osmosis Buyer Limited		1st Lien Term Loan	4.50% (SOFR + 4.00%)	7/31/2028				6,474	6,401	(i)
Osmosis Buyer Limited		1st Lien Term Loan	4.50% (SOFR + 3.75%)	7/31/2028				7,566	7,488
Osmosis Buyer Limited		1st Lien Delayed Draw Term Loan	4.50% (SOFR + 4.00%)	7/31/2028				1,471	1,455	(i)
Patagonia BidCo Limited	United Kingdom	1st Lien Term Loan	5.64% (SONIA + 5.25%)	11/1/2028			₤	3,482	4,401	(i)
Patagonia BidCo Limited	United Kingdom	1st Lien Term Loan	5.45% (SONIA + 5.25%)	11/1/2028			₤	633	800	(i)
Radius Aerospace, Inc. and Radius Aerospace Europe Limited	United Kingdom	1st Lien Revolver		3/29/2025			₤	186	(2)	(e)(h)
Radius Aerospace, Inc. and Radius Aerospace Europe Limited		1st Lien Revolver	6.75% (SOFR + 5.75%)	3/29/2025				429	96	(e)(h)
Radius Aerospace, Inc. and Radius Aerospace Europe Limited	United Kingdom	1st Lien Term Loan	6.75% (SOFR + 5.75%)	3/29/2025				1,590	1,574	(e)(f)
Radius Aerospace, Inc. and Radius Aerospace Europe Limited		1st Lien Term Loan	6.75% (SOFR + 5.75%)	3/29/2025				2,259	2,236	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Specialty Building Products Holdings, LLC		1st Lien Term Loan	4.30% (1M LIBOR + 3.75%)	10/15/2028				$7,000	$6,821	(i)
SPX FLOW, Inc.		1st Lien Term Loan	5.00% (SOFR + 4.50%)	4/5/2029				3,907	3,803	(i)
SRS Distribution Inc.		1st Lien Term Loan	4.00% (SOFR + 3.50%)	6/2/2028				3,370	3,323
SRS Distribution Inc.		1st Lien Term Loan	4.02% (6M LIBOR + 3.50%)	6/2/2028				6,092	6,011
Star US Bidco LLC		1st Lien Term Loan	5.25% (1M LIBOR + 4.25%)	3/17/2027				3,567	3,520
Sunk Rock Foundry Partners LP, Hatteras Electrical Manufacturing Holding Company and Sigma Electric Manufacturing Corporation, Diecast Beacon		1st Lien Revolver		10/31/2022				1	—	(e)(h)
Sunk Rock Foundry Partners LP, Hatteras Electrical Manufacturing Holding Company and Sigma Electric Manufacturing Corporation, Diecast Beacon		1st Lien Term Loan	5.75% (3M LIBOR + 4.75%)	10/31/2023				119	119	(e)(f)
Sunk Rock Foundry Partners LP, Hatteras Electrical Manufacturing Holding Company and Sigma Electric Manufacturing Corporation, Diecast Beacon		1st Lien Term Loan	5.76% (3M LIBOR + 4.75%)	10/31/2023				487	487	(e)(f)
TransDigm Group Incorporated		1st Lien Term Loan	2.71% (1M LIBOR + 2.25%)	8/22/2024				422	416
TransDigm Group Incorporated		1st Lien Term Loan	2.71% (1M LIBOR + 2.25%)	12/9/2025				2,962	2,910
Turbo Acquisitions 10 Bidco Limited	United Kingdom	1st Lien Term Loan	8.06% (SONIA + 7.25%)	2/26/2027			₤	2,516	3,304	(e)(f)
Turbo Acquisitions 10 Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	7.97% (SONIA + 7.25%)	2/26/2027			₤	2,692	2,482	(e)(h)
Turbo Acquisitions 10 Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	8.06% (SONIA + 7.25%)	2/26/2027			₤	2,827	3,713	(e)(f)
VC GB Holdings I Corp		1st Lien Term Loan	4.51% (3M LIBOR + 3.50%)	7/21/2028				733	708
VC GB Holdings I Corp		2nd Lien Term Loan	7.76% (3M LIBOR + 6.75%)	7/23/2029				3,200	3,088
Victory Buyer LLC		1st Lien Term Loan	4.25% (3M LIBOR + 3.75%)	11/19/2028				6,402	6,314
Welbilt Inc		1st Lien Term Loan	2.96% (1M LIBOR + 2.50%)	10/23/2025				7,902	7,823

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Wilsonart LLC		1st Lien Term Loan	4.25% (3M LIBOR + 3.25%)	12/31/2026				$13,398	$13,037
									209,018		9.20%
Commercial & Professional Services
Aero Operating LLC		1st Lien Term Loan	8.00% (1M LIBOR + 7.00%)	2/9/2026				2,958	2,958	(e)(f)
Aero Operating LLC		1st Lien Delayed Draw Term Loan	8.50% (1M LIBOR + 7.00%)	2/9/2026				823	823	(e)
AlixPartners, LLP		1st Lien Term Loan	3.25% (1M LIBOR + 2.75%)	2/4/2028				1,980	1,947
Argenbright Holdings V, LLC		1st Lien Term Loan	7.00% (1M LIBOR + 6.00%)	11/30/2026				2,841	2,813	(e)(f)
Argenbright Holdings V, LLC		1st Lien Delayed Draw Term Loan		11/30/2026				178	(2)	(e)(h)
Auxadi Midco S.L.U.	Spain	1st Lien Term Loan	4.75% (3M EURIBOR + 4.75%)	7/17/2028				€836	926	(e)
Auxadi Midco S.L.U.	Spain	1st Lien Term Loan		7/17/2028				€364	—	(e)(h)
Auxadi Midco S.L.U.	Spain	1st Lien Delayed Draw Term Loan		7/17/2028				€909	—	(e)(h)
Capstone Acquisition Holdings, Inc. and Capstone Parent Holdings, LP		1st Lien Revolver		11/12/2025				1,150	—	(e)(h)
Capstone Acquisition Holdings, Inc. and Capstone Parent Holdings, LP		1st Lien Term Loan	5.75% (1M LIBOR + 4.75%)	11/12/2027				10,925	10,925	(e)(f)
Capstone Acquisition Holdings, Inc. and Capstone Parent Holdings, LP		1st Lien Delayed Draw Term Loan	5.75% (1M LIBOR + 4.75%)	11/12/2027				1,678	641	(e)(h)
Capstone Acquisition Holdings, Inc. and Capstone Parent Holdings, LP		2nd Lien Term Loan	9.75% (1M LIBOR + 8.75%)	11/13/2028				3,008	3,008	(e)(f)
Capstone Acquisition Holdings, Inc. and Capstone Parent Holdings, LP		2nd Lien Delayed Draw Term Loan		11/13/2028				531	—	(e)(h)
Dun & Bradstreet Corporation		1st Lien Term Loan	3.56% (SOFR + 3.25%)	1/18/2029				2,000	1,980
Dun & Bradstreet Corporation		1st Lien Term Loan	3.70% (1M LIBOR + 3.25%)	2/6/2026				6,772	6,701
Elevation Services Parent Holdings, LLC		1st Lien Revolver	7.00% (3M LIBOR + 6.00%)	12/18/2026				386	296	(e)(h)
Elevation Services Parent Holdings, LLC		1st Lien Term Loan	7.00% (3M LIBOR + 6.00%)	12/18/2026				1,333	1,333	(e)(f)
Elevation Services Parent Holdings, LLC		1st Lien Delayed Draw Term Loan	7.00% (3M LIBOR + 6.00%)	12/18/2026				1,782	1,782	(e)
EUCALYPTUS BIDCO PTY LTD	Australia	1st Lien Term Loan		12/23/2027			AUD	1,337	—	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
EUCALYPTUS BIDCO PTY LTD	Australia	1st Lien Term Loan	6.75% (BBSY + 6.50%)	12/23/2027			AUD	11,142	$8,342	(e)(f)
FC Sun Intressenter AB	Sweden	1st Lien Term Loan	5.85% (SONIA + 5.75%)	12/21/2028				€8,685	9,598	(e)(f)
FC Sun Intressenter AB	Sweden	1st Lien Delayed Draw Term Loan	5.76% (3M STIBOR + 5.75%)	12/21/2028				€10,909	3,420	(e)(h)
GFL Environmental Inc.	Canada	1st Lien Term Loan	3.50% (3M LIBOR + 3.00%)	5/30/2025				2,565	2,553
HH-Stella, Inc. and Bedrock Parent Holdings, LP		1st Lien Revolver	6.50% (1M LIBOR + 5.50%)	4/22/2027				444	228	(e)(h)
HH-Stella, Inc. and Bedrock Parent Holdings, LP		1st Lien Term Loan	6.50% (1M LIBOR + 5.50%)	4/24/2028				6,139	6,139	(e)(f)
HH-Stella, Inc. and Bedrock Parent Holdings, LP		1st Lien Delayed Draw Term Loan	6.50% (1M LIBOR + 5.50%)	4/24/2028				1,978	405	(e)(h)
IRI Holdings, Inc., IRI Group Holdings, Inc. and IRI Parent, L.P.		1st Lien Term Loan	4.71% (1M LIBOR + 4.25%)	12/1/2025				1,631	1,631	(e)(f)
IRI Holdings, Inc., IRI Group Holdings, Inc. and IRI Parent, L.P.		2nd Lien Term Loan	8.46% (1M LIBOR + 8.00%)	11/30/2026				1,472	1,472	(e)(f)
Kellermeyer Bergensons Services, LLC		1st Lien Term Loan	6.75% (3M LIBOR + 6.00%)	11/7/2026				1,760	1,760	(e)(f)
Kellermeyer Bergensons Services, LLC		1st Lien Term Loan	6.75% (6M LIBOR + 5.75%)	11/7/2026				6,083	6,083	(e)
Kellermeyer Bergensons Services, LLC		1st Lien Delayed Draw Term Loan	6.75% (3M LIBOR + 5.75%)	11/7/2026				387	387	(e)
Kellermeyer Bergensons Services, LLC		1st Lien Delayed Draw Term Loan	6.75% (3M LIBOR + 6.00%)	11/7/2026				4,549	4,549	(e)
Laboratories Bidco LLC and Laboratories Topco LLC		1st Lien Revolver	8.25% (PRIME + 4.75%)	7/23/2027				1,562	130	(e)(h)
Laboratories Bidco LLC and Laboratories Topco LLC		1st Lien Term Loan	6.75% (3M LIBOR + 5.75%)	7/23/2027				3,996	3,996	(e)
Laboratories Bidco LLC and Laboratories Topco LLC		1st Lien Term Loan	6.75% (3M LIBOR + 5.75%)	7/23/2027				5,826	5,826	(e)(f)
Laboratories Bidco LLC and Laboratories Topco LLC		1st Lien Term Loan	6.75% (3M CDOR + 6.00%)	7/23/2027			CAD	1,775	1,422	(e)(f)
Laboratories Bidco LLC and Laboratories Topco LLC		1st Lien Delayed Draw Term Loan		7/23/2027				2,201	—	(e)(h)
Lavatio Midco Sarl	Luxembourg	1st Lien Delayed Draw Term Loan	7.50% (6M EURIBOR + 7.25%)	11/30/2026				€802	844	(e)(f)
Lavatio Midco Sarl	Luxembourg	1st Lien Delayed Draw Term Loan	7.50% (6M EURIBOR + 7.25%)	11/30/2026				€990	632	(e)(h)
Lowe P27 Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	8.25% (6M LIBOR + 7.50%)	7/31/2026				610	573	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Lowe P27 Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	8.25% (SONIA + 7.50%)	7/31/2026			₤	2,031	$2,165	(e)(h)
Marmic Purchaser, LLC and Marmic Topco, L.P.		1st Lien Revolver	7.00% (SOFR + 6.00%)	3/5/2027				287	129	(e)(h)
Marmic Purchaser, LLC and Marmic Topco, L.P.		1st Lien Term Loan	7.00% (SOFR + 6.00%)	3/5/2027				2,042	2,042	(e)(f)
Marmic Purchaser, LLC and Marmic Topco, L.P.		1st Lien Delayed Draw Term Loan	7.00% (3M LIBOR + 6.00%)	3/5/2027				1,196	1,196	(e)
Marmic Purchaser, LLC and Marmic Topco, L.P.		1st Lien Delayed Draw Term Loan		3/5/2027				2,543	—	(e)(h)
MIP V Waste, LLC		1st Lien Term Loan	3.75% (1M LIBOR + 3.25%)	12/8/2028				5,000	4,938
MPLC Debtco Limited	Jersey	1st Lien Delayed Draw Term Loan	7.75% (SONIA + 7.25%)	1/7/2027			₤	1,052	1,381	(e)(f)
MPLC Debtco Limited	Jersey	1st Lien Delayed Draw Term Loan	8.75% (6M LIBOR + 7.25%)	1/7/2027				2,100	2,100	(e)(f)
Nest Topco Borrower Inc., KKR Nest Co-Invest L.P., and NBLY 2021-1		1st Lien Term Loan	9.00% (3M LIBOR + 8.50%)	8/31/2029				13,162	13,162	(e)
Nest Topco Borrower Inc., KKR Nest Co-Invest L.P., and NBLY 2021-1		1st Lien Delayed Draw Term Loan		8/31/2029				13,162	—	(e)(h)
North American Fire Holdings, LLC and North American Fire Ultimate Holdings, LLC		1st Lien Revolver		5/19/2027				411	—	(e)(h)
North American Fire Holdings, LLC and North American Fire Ultimate Holdings, LLC		1st Lien Term Loan	7.00% (SOFR + 6.00%)	5/19/2027				2,321	2,321	(e)(f)
North American Fire Holdings, LLC and North American Fire Ultimate Holdings, LLC		1st Lien Delayed Draw Term Loan	6.75% (3M LIBOR + 6.00%)	5/19/2027				2,456	2,195	(e)(h)
North American Fire Holdings, LLC and North American Fire Ultimate Holdings, LLC		1st Lien Delayed Draw Term Loan		5/19/2027				3,471	—	(e)(h)
North Haven Stack Buyer, LLC		1st Lien Revolver	6.50% (3M LIBOR + 5.50%)	7/16/2027				259	26	(e)(h)
North Haven Stack Buyer, LLC		1st Lien Term Loan	6.50% (2M LIBOR + 5.50%)	7/16/2027				1,330	1,330	(e)
North Haven Stack Buyer, LLC		1st Lien Delayed Draw Term Loan	6.50% (3M LIBOR + 5.50%)	7/16/2027				1,016	105	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Orbit Private Holdings I Ltd	United Kingdom	1st Lien Term Loan	6.50% (SONIA + 5.75%)	12/11/2028			₤	4,915	$6,326	(e)
Packers Holdings LLC		1st Lien Term Loan	4.00% (3M LIBOR + 3.25%)	3/9/2028				5,181	5,096
Petroleum Service Group LLC		1st Lien Revolver	7.00% (3M LIBOR + 6.00%)	7/23/2025				2,106	772	(e)(h)
Petroleum Service Group LLC		1st Lien Term Loan	7.00% (3M LIBOR + 6.00%)	7/23/2025				8,908	8,908	(e)(f)
Petroleum Service Group LLC		1st Lien Delayed Draw Term Loan	7.00% (3M LIBOR + 6.00%)	7/23/2025				1,713	1,515	(e)(h)
PX HoldCo3 Limited	United Kingdom	1st Lien Delayed Draw Term Loan	7.81% (SONIA + 7.00%)	4/27/2027			₤	553	290	(e)(h)
PX HoldCo3 Limited	United Kingdom	1st Lien Delayed Draw Term Loan	7.56% (SONIA + 7.00%)	4/27/2027			₤	2,947	3,871	(e)(f)
Registrar Intermediate, LLC and PSP Registrar Co-Investment Fund, L.P.		1st Lien Revolver		8/26/2027				764	—	(e)(h)
Registrar Intermediate, LLC and PSP Registrar Co-Investment Fund, L.P.		1st Lien Term Loan	6.00% (3M LIBOR + 5.00%)	8/26/2027				4,178	4,178	(e)
Registrar Intermediate, LLC and PSP Registrar Co-Investment Fund, L.P.		1st Lien Delayed Draw Term Loan		8/26/2027				2,327	—	(e)(h)
Restaurant Technologies, Inc.		1st Lien Term Loan	5.50% (PRIME + 2.00%)	10/1/2025				2,992	2,977
Rodeo AcquisitionCo LLC		1st Lien Revolver	7.00% (3M LIBOR + 6.00%)	7/26/2027				311	69	(e)(h)
Rodeo AcquisitionCo LLC		1st Lien Term Loan	7.00% (3M LIBOR + 6.00%)	7/26/2027				2,113	2,092	(e)
Rodeo AcquisitionCo LLC		1st Lien Delayed Draw Term Loan		7/26/2027				460	(5)	(e)(h)
RSK Group Limited	United Kingdom	1st Lien Term Loan	5.56% (SONIA + 5.00%)	8/7/2028			₤	3,276	3,182	(e)(h)
RSK Group Limited	United Kingdom	1st Lien Term Loan	5.25%	8/7/2028				€986	1,092	(e)(f)
RSK Group Limited	United Kingdom	1st Lien Term Loan	5.81% (SONIA + 5.00%)	8/7/2028			₤	7,881	10,352	(e)(f)
Schill Landscaping and Lawn Care Services LLC and Landscape Parallel Partners, L.P.		1st Lien Revolver		12/16/2027				720	(18)	(e)(h)
Schill Landscaping and Lawn Care Services LLC and Landscape Parallel Partners, L.P.		1st Lien Term Loan	6.75% (1M LIBOR + 5.75%)	12/16/2027				2,590	2,564	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Schill Landscaping and Lawn Care Services LLC and Landscape Parallel Partners, L.P.		1st Lien Delayed Draw Term Loan		12/16/2027				$1,542	$(15)	(e)(h)
SLR BD Limited	United Kingdom	1st Lien Term Loan	7.72% (SONIA + 7.00%)	9/22/2028			₤	1,226	1,611	(e)(f)
SLR BD Limited	United Kingdom	1st Lien Term Loan	8.29% (6M LIBOR + 7.00%)	9/22/2028				753	753	(e)(f)
SLR BD Limited	United Kingdom	1st Lien Delayed Draw Term Loan	7.97% (SONIA + 7.00%)	9/22/2028			₤	1,232	481	(e)(h)
SSE Buyer, Inc., Supply Source Enterprises, Inc., Impact Products LLC, The Safety Zone, LLC and SSE Parent, LP		1st Lien Revolver	3.00% (1M LIBOR + 2.00%)	6/30/2025				3	1	(e)(h)
SSE Buyer, Inc., Supply Source Enterprises, Inc., Impact Products LLC, The Safety Zone, LLC and SSE Parent, LP		1st Lien Term Loan	10.22% (3M LIBOR + 9.22%)	6/30/2026				615	560	(e)(f)
Stealth Holding LLC and UCIT Online Security Inc.	Canada	1st Lien Term Loan	7.75% (3M LIBOR + 6.75%)	3/2/2026				1,649	1,649	(e)(f)
Stealth Holding LLC and UCIT Online Security Inc.		1st Lien Term Loan	7.75% (SOFR + 6.75%)	3/2/2026				2,473	2,473	(e)(f)
Stealth Holding LLC and UCIT Online Security Inc.		1st Lien Delayed Draw Term Loan	7.75% (3M LIBOR + 6.75%)	3/2/2026				986	986	(e)
Stealth Holding LLC and UCIT Online Security Inc.		1st Lien Delayed Draw Term Loan	7.75% (SOFR + 6.75%)	3/2/2026				1,787	179	(e)(h)
SURVITEC GROUP HOLDCO LIMITED	United Kingdom	1st Lien Term Loan	7.82% (SONIA + 7.50%)	4/6/2027			₤	9,000	11,822	(e)(f)
Tempo Acquisition, LLC		1st Lien Term Loan	3.21% (1M LIBOR + 2.75%)	5/1/2024				166	165
Tempo Acquisition, LLC		1st Lien Term Loan	3.50% (SOFR + 3.00%)	8/31/2028				1,371	1,361	(i)
Thermostat Purchaser III, Inc.		1st Lien Revolver		8/31/2026				100	—	(e)(h)
Thermostat Purchaser III, Inc.		2nd Lien Term Loan	8.00% (3M LIBOR + 7.25%)	8/31/2029				3,575	3,540	(e)
Thermostat Purchaser III, Inc.		2nd Lien Delayed Draw Term Loan		8/31/2029				612	—	(e)(h)
Tiger Parent Inc. (IPS)		2nd Lien Term Loan	8.50% (3M LIBOR + 7.75%)	11/22/2029				4,983	4,983	(e)
Trans Union LLC		1st Lien Term Loan	2.75% (1M LIBOR + 2.25%)	12/1/2028				8,568	8,493
Visual Edge Technology, Inc.		1st Lien Term Loan	9.75% (3M LIBOR + 8.25%)	8/31/2022				161	153	(e)(f)(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
Visual Edge Technology, Inc.		1st Lien Delayed Draw Term Loan	9.75% (3M LIBOR + 8.25%)	8/31/2022			$1,977	$1,878	(e)(f)(g)
VLS Environmental Solutions, LLC		1st Lien Revolver	6.50% (1M LIBOR + 5.50%)	10/17/2024			622	53	(e)(h)
VLS Environmental Solutions, LLC		1st Lien Term Loan	6.50% (3M LIBOR + 5.50%)	10/17/2024			3,902	3,902	(e)
VLS Environmental Solutions, LLC		1st Lien Term Loan	6.50% (3M LIBOR + 5.50%)	10/17/2024			972	972	(e)(f)
VLS Environmental Solutions, LLC		1st Lien Delayed Draw Term Loan	6.50% (3M LIBOR + 5.50%)	10/17/2024			1,154	1,154	(e)
VLS Environmental Solutions, LLC		1st Lien Delayed Draw Term Loan	6.50% (3M LIBOR + 5.50%)	10/17/2024			43	43	(e)(f)
VLS Environmental Solutions, LLC		1st Lien Delayed Draw Term Loan		10/17/2024			1,385	—	(e)(h)
								229,669		10.11%
Consumer Durables & Apparel
Centric Brands LLC and Centric Brands GP LLC		1st Lien Revolver	6.50% (3M LIBOR + 5.50%)	10/9/2024			269	152	(e)(h)
Centric Brands LLC and Centric Brands GP LLC		1st Lien Term Loan	10.00% (3M LIBOR + 9.00%)	10/9/2025			2,368	2,368	(e)
Crocs, Inc.		1st Lien Term Loan	4.00% (SOFR + 3.50%)	2/20/2029			3,830	3,730
DRS Holdings III, Inc. and DRS Holdings I, Inc.		1st Lien Revolver		11/1/2025			173	—	(e)(h)
DRS Holdings III, Inc. and DRS Holdings I, Inc.		1st Lien Term Loan	6.75% (1M LIBOR + 5.75%)	11/1/2025			13,668	13,668	(e)(f)
DRS Holdings III, Inc. and DRS Holdings I, Inc.		1st Lien Term Loan	6.75% (3M LIBOR + 5.75%)	11/1/2025			1,986	1,986	(e)(f)
LHS Borrower, LLC		1st Lien Term Loan	5.25% (SOFR + 4.75%)	2/16/2029			7,825	7,727
MSG National Properties, LLC		1st Lien Term Loan	7.00% (3M LIBOR + 6.25%)	11/12/2025			741	737	(e)
New Era Cap, LLC		1st Lien Term Loan	6.75% (3M LIBOR + 6.00%)	7/13/2027			12,811	12,683	(e)(f)
Rawlings Sporting Goods Company, Inc. and Easton Diamond Sports, LLC		1st Lien Revolver	4.75% (1M LIBOR + 3.75%)	12/31/2025			1	1	(e)(h)
Rawlings Sporting Goods Company, Inc. and Easton Diamond Sports, LLC		1st Lien Term Loan	7.75% (3M LIBOR + 6.75%)	12/31/2026			6,712	6,712	(e)(f)
TGP Holdings III LLC		1st Lien Term Loan	4.25% (1M LIBOR + 3.50%)	6/29/2028			7,308	6,979
TGP Holdings III LLC		1st Lien Delayed Draw Term Loan		6/29/2028			964	(43)	(h)
								56,700		2.50%

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Consumer Services
A.U.L. Corp.		1st Lien Revolver		6/5/2023				$1	$—	(e)(h)
A.U.L. Corp.		1st Lien Term Loan	5.50% (1M LIBOR + 4.50%)	6/5/2023				28	28	(e)(f)
Aimbridge Acquisition Co., Inc.		2nd Lien Term Loan	7.73% (1M LIBOR + 7.50%)	2/1/2027				4,788	4,596	(e)(f)
Alterra Mountain Company		1st Lien Term Loan	4.00% (1M LIBOR + 3.50%)	8/17/2028				2,878	2,853
American Residential Services L.L.C. and Aragorn Parent Holdings LP		1st Lien Revolver	3.70% (1M LIBOR + 3.25%)	10/15/2025				1	—	(e)(h)
American Residential Services L.L.C. and Aragorn Parent Holdings LP		2nd Lien Term Loan	9.50% (3M LIBOR + 8.50%)	10/16/2028				8,314	8,314	(e)
Apollo Finco BV	Belgium	1st Lien Term Loan	4.88% (3M EURIBOR + 4.88%)	10/2/2028				€5,000	5,293
Aspris Bidco Limited and Aspris Midco Limited	United Kingdom	1st Lien Term Loan	6.97% (SONIA + 6.25%)	8/23/2028			₤	3,234	4,249	(e)(f)
Aspris Bidco Limited and Aspris Midco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	6.57% (SONIA + 6.25%)	8/23/2028			₤	1,406	1,847	(e)
Caesars Resort Collection, LLC		1st Lien Term Loan	3.21% (1M LIBOR + 2.75%)	12/23/2024				6,232	6,193	(i)
Caesars Resort Collection, LLC		1st Lien Term Loan	3.96% (1M LIBOR + 3.50%)	7/21/2025				10,149	10,104	(i)
Canopy Bidco Limited	United Kingdom	1st Lien Term Loan	6.81% (SONIA + 6.00%)	12/18/2024			₤	509	668	(e)(f)
Canopy Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	7.81% (SONIA + 7.25%)	12/18/2024			₤	502	172	(e)(f)(h)
CC Fly Holding II A/S	Denmark	1st Lien Term Loan	9.67% (3M CIBOR + 8.25%)	5/9/2025			DKK	629	91	(e)(f)
CC Fly Holding II A/S	Denmark	1st Lien Delayed Draw Term Loan	8.75% (3M CIBOR + 8.25%)	5/9/2025			DKK	4,842	663	(e)(f)
CC Fly Holding II A/S	Denmark	1st Lien Delayed Draw Term Loan	9.67% (3M CIBOR + 8.25%)	5/9/2025			DKK	2,987	387	(e)(f)(h)
Entain PLC	Isle Of Man	1st Lien Term Loan	3.74% (6M LIBOR + 2.25%)	3/29/2027				4,963	4,913
Equinox Holdings Inc.		1st Lien Term Loan	4.01% (3M LIBOR + 3.00%)	3/8/2024				2,566	2,407
Equinox Holdings Inc.		2nd Lien Term Loan	8.01% (3M LIBOR + 7.00%)	9/6/2024				5,736	5,022
Essential Services Holding Corporation and OMERS Mahomes Investment Holdings LLC		1st Lien Revolver		11/17/2025				1,560	—	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Essential Services Holding Corporation and OMERS Mahomes Investment Holdings LLC		1st Lien Term Loan	6.75% (3M LIBOR + 5.75%)	11/16/2026				$9,693	$9,693	(e)(f)
Essential Services Holding Corporation and OMERS Mahomes Investment Holdings LLC		1st Lien Delayed Draw Term Loan	6.75% (3M LIBOR + 5.75%)	11/16/2026				30,196	22,341	(e)(h)
EuroParcs Topholding B.V.	Netherlands	1st Lien Term Loan	5.75% (3M EURIBOR + 5.75%)	7/3/2026				€2,652	2,936	(e)
EuroParcs Topholding B.V.	Netherlands	1st Lien Delayed Draw Term Loan	5.75% (3M EURIBOR + 5.75%)	7/3/2026				€313	346	(e)
EuroParcs Topholding B.V.	Netherlands	1st Lien Delayed Draw Term Loan	6.25% (3M EURIBOR + 6.25%)	7/3/2026				€2,830	3,132	(e)(h)
EuroParcs Topholding B.V.	Netherlands	1st Lien Delayed Draw Term Loan	5.75% (1M EURIBOR + 5.75%)	7/3/2026				€1,549	1,714	(e)
Fertitta Entertainment, LLC		1st Lien Term Loan	4.50% (SOFR + 4.00%)	1/27/2029				2,060	2,047
Goldcup 16786 AB	Sweden	1st Lien Delayed Draw Term Loan	7.00% (6M STIBOR + 6.50%)	8/18/2025			SEK	10,000	1,065	(e)(f)
Horizon Bidco S.A.S	France	1st Lien Term Loan	6.75% (3M EURIBOR + 6.75%)	10/2/2028				€6,010	6,653	(e)(f)
Horizon Bidco S.A.S	France	1st Lien Term Loan		10/2/2028				€3,082	—	(e)(f)(h)
Horizon Bidco S.A.S	France	1st Lien Term Loan	7.56% (SONIA + 6.75%)	10/2/2028			₤	9,567	12,567	(e)(f)
IRB Holding Corp.		1st Lien Term Loan	3.76% (3M LIBOR + 2.75%)	2/5/2025				7,983	7,913
IRB Holding Corp.		1st Lien Term Loan	3.75% (SOFR + 3.00%)	12/15/2027				10,322	10,254	(i)
Jim N Nicks Management, LLC		1st Lien Revolver	6.25% (3M LIBOR + 5.25%)	7/10/2023				1	—	(e)(h)
Jim N Nicks Management, LLC		1st Lien Term Loan	6.25% (3M LIBOR + 5.25%)	7/10/2023				48	48	(e)(f)
Learning Care Group US No. 2 Inc.		1st Lien Term Loan	4.25% (3M LIBOR + 3.25%)	3/13/2025				6,377	6,271	(i)
Learning Care Group US No. 2 Inc.		1st Lien Term Loan	9.54% (3M LIBOR + 8.50%)	3/13/2025				983	983
Len the Plumber, LLC, LTP Neffsville, LLC, LTP of NJ, LLC, LTP LSI, LLC, LTP RB, LLC and Precision Air of Georgia, LLC		1st Lien Term Loan	7.00% (SOFR + 6.00%)	2/17/2026				2,085	2,085	(e)(f)
LGDN Bidco Limited	United Kingdom	1st Lien Revolver		7/9/2027			₤	100	—	(e)(h)
LGDN Bidco Limited	United Kingdom	1st Lien Term Loan	8.56% (SONIA + 7.75%)	7/9/2027			₤	1,923	1,583	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
LGDN Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	8.56% (SONIA + 7.75%)	7/9/2027			₤	359	$472	(e)(f)
LSP Holdco, LLC and ZBS Mechanical Group Co-Invest Fund 2, LLC		1st Lien Revolver		10/7/2026				127	(3)	(e)(h)
LSP Holdco, LLC and ZBS Mechanical Group Co-Invest Fund 2, LLC		1st Lien Term Loan	7.00% (3M LIBOR + 6.00%)	10/7/2026				879	870	(e)(f)
LSP Holdco, LLC and ZBS Mechanical Group Co-Invest Fund 2, LLC		1st Lien Delayed Draw Term Loan	7.00% (3M LIBOR + 6.00%)	10/7/2026				1,990	1,644	(e)(h)
MC Plato Bidco Limited and MC Plato Midco Limited	United Kingdom	1st Lien Term Loan	7.56% (SONIA + 6.84%)	8/17/2028			₤	5,702	7,489	(e)(f)
MC Plato Bidco Limited and MC Plato Midco Limited	United Kingdom	1st Lien Delayed Draw Term Loan		8/17/2028			₤	1,188	—	(e)(h)
Mister Car Wash Holdings, Inc.		1st Lien Term Loan	3.46% (1M LIBOR + 3.00%)	5/14/2026				4,670	4,602
Movati Athletic (Group) Inc.	Canada	1st Lien Term Loan	7.45% (PRIME + 4.20%)	10/5/2024			CAD	259	191	(e)(f)
Movati Athletic (Group) Inc.	Canada	1st Lien Delayed Draw Term Loan	7.50% (3M CDOR + 6.50%)	10/5/2024			CAD	188	138	(e)
Redwood Services, LLC and Redwood Services Holdco, LLC		1st Lien Revolver		12/31/2025				158	—	(e)(h)
Redwood Services, LLC and Redwood Services Holdco, LLC		1st Lien Term Loan	8.00% (1M LIBOR + 7.00%)	12/31/2025				791	791	(e)
Redwood Services, LLC and Redwood Services Holdco, LLC		1st Lien Delayed Draw Term Loan	8.00% (1M LIBOR + 7.00%)	12/31/2025				2,793	1,379	(e)(h)
Safe Home Security, Inc., Security Systems Inc., Safe Home Monitoring, Inc., National Protective Services, Inc., Bright Integrations LLC and Medguard Alert, Inc.		1st Lien Term Loan	8.25% (1M LIBOR + 7.25%)	8/5/2024				1,297	1,297	(e)(f)
Safe Home Security, Inc., Security Systems Inc., Safe Home Monitoring, Inc., National Protective Services, Inc., Bright Integrations LLC and Medguard Alert, Inc.		1st Lien Delayed Draw Term Loan	8.25% (1M LIBOR + 7.25%)	8/5/2024				287	102	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
Service Logic Acquisition, Inc.		1st Lien Revolver	4.46% (1M LIBOR + 4.00%)	10/30/2025			$1,007	$131	(e)(h)
Service Logic Acquisition, Inc.		1st Lien Term Loan	4.75% (1M LIBOR + 4.00%)	10/29/2027			5,993	5,923
Service Logic Acquisition, Inc.		1st Lien Delayed Draw Term Loan		10/29/2027			498	(6)	(h)
Sunshine Cadence HoldCo, LLC		2nd Lien Term Loan	8.73% (6M LIBOR + 8.38%)	3/23/2028			383	330	(e)
SV-Burton Holdings, LLC & LBC Breeze Holdings LLC		1st Lien Revolver		12/6/2027			416	(8)	(e)(h)
SV-Burton Holdings, LLC & LBC Breeze Holdings LLC		1st Lien Term Loan	6.50% (1M LIBOR + 5.50%)	12/6/2027			2,392	2,368	(e)(f)
SV-Burton Holdings, LLC & LBC Breeze Holdings LLC		1st Lien Delayed Draw Term Loan	6.50% (1M LIBOR + 5.50%)	12/6/2027			1,370	106	(e)(h)
United PF Holdings, LLC		1st Lien Term Loan	9.50% (3M LIBOR + 8.50%)	12/30/2026			1,337	1,346	(e)
United PF Holdings, LLC		1st Lien Term Loan	5.01% (3M LIBOR + 4.00%)	12/30/2026			7,703	7,384	(i)
Whatabrands LLC		1st Lien Term Loan	3.75% (1M LIBOR + 3.25%)	8/3/2028			7,183	7,089
YE Brands Holdings, LLC		1st Lien Revolver		10/18/2027			165	(4)	(e)(h)
YE Brands Holdings, LLC		1st Lien Term Loan	6.25% (1M LIBOR + 5.50%)	10/18/2027			1,079	1,068	(e)(f)
								194,130		8.55%
Diversified Financials
Alpha Luxco 2 Sarl	Luxembourg	1st Lien Delayed Draw Term Loan	6.25% (3M EURIBOR + 5.75%)	1/9/2025			€1,005	1,112	(e)(f)(g)
BCC Blueprint Holdings I, LLC and BCC Blueprint Investments, LLC		1st Lien Term Loan	7.00% (3M LIBOR + 6.25%)	9/15/2027			7,377	7,377	(e)
Beacon Pointe Harmony, LLC		1st Lien Revolver		12/29/2027			909	(18)	(e)(h)
Beacon Pointe Harmony, LLC		1st Lien Term Loan	6.00% (3M LIBOR + 5.25%)	12/29/2028			6,139	6,078	(e)
Beacon Pointe Harmony, LLC		1st Lien Delayed Draw Term Loan		12/29/2028			3,175	(32)	(e)(h)
BLAUWTRUST HOLDING B.V	Netherlands	1st Lien Delayed Draw Term Loan		1/8/2029			€611	—	(e)(g)(h)
BLAUWTRUST HOLDING B.V	Netherlands	1st Lien Delayed Draw Term Loan	7.00% (6M EURIBOR + 7.00%)	1/8/2029			€5,389	5,966	(e)(f)
Camelot U.S. Acquisition 1 Co.		1st Lien Term Loan	3.46% (3M LIBOR + 3.00%)	10/30/2026			3,980	3,932
Convera International Holdings Limited and Convera International Financial S.a r.l.	Jersey	1st Lien Revolver		3/1/2027			1,777	(40)	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Convera International Holdings Limited and Convera International Financial S.a r.l.	Jersey	1st Lien Term Loan	6.50% (SOFR + 5.75%)	3/1/2028				$21,318	$21,105	(e)(f)
Driven Brands, Inc. and Driven Holdings, LLC		1st Lien Term Loan	3.52% (3M LIBOR + 3.00%)	12/17/2028				7,000	6,930	(e)
Eagle Parent Corp.		1st Lien Term Loan	4.90% (SOFR + 4.25%)	4/2/2029				2,900	2,870	(i)
Flutter Entertainment plc	Ireland	1st Lien Term Loan	3.26% (3M LIBOR + 2.25%)	7/21/2026				4,965	4,921
LSF11 Folio Bidco GmbH	Germany	1st Lien Term Loan	4.25% (3M EURIBOR + 4.25%)	2/28/2029				€3,000	3,268	(i)
Mercury Borrower, Inc.		1st Lien Revolver		7/31/2026				470	(8)	(e)(h)
Mercury Borrower, Inc.		1st Lien Term Loan	4.56% (3M LIBOR + 3.50%)	8/2/2028				5,714	5,664	(i)
Mercury Borrower, Inc.		2nd Lien Term Loan	7.50% (3M LIBOR + 6.50%)	8/2/2029				1,213	1,201	(i)
Monica Holdco (US) Inc.		1st Lien Revolver		1/8/2026				1,009	—	(e)(h)
Monica Holdco (US) Inc.		1st Lien Term Loan	7.25% (3M LIBOR + 6.25%)	1/7/2028				8,159	8,159	(e)(f)
NXTGENPAY INTRESSENTER BIDCO AB	Sweden	1st Lien Term Loan	6.84% (3M STIBOR + 6.75%)	6/30/2025			SEK	5,500	586	(e)
NXTGENPAY INTRESSENTER BIDCO AB	Sweden	1st Lien Delayed Draw Term Loan	6.84% (3M STIBOR + 6.75%)	6/30/2025			SEK	2,700	287	(e)
Pegasus (Bidco) Limited	Jersey	1st Lien Term Loan		4/4/2029			₤	4,125	—	(e)(f)(h)(i)
Pegasus (Bidco) Limited	Jersey	1st Lien Delayed Draw Term Loan		4/4/2029			₤	822	—	(e)(h)(i)
Phoenix Newco, Inc.		1st Lien Term Loan	4.00% (3M LIBOR + 3.50%)	11/15/2028				3,000	2,975
Project Accelerate Parent LLC		1st Lien Term Loan	5.25% (1M LIBOR + 4.25%)	1/2/2025				4,982	4,932	(e)
ProService Finteco Sp. z o.o.	Poland	1st Lien Term Loan	6.25% (3M EURIBOR + 6.25%)	12/3/2027				€2,164	2,395	(e)(f)
ProService Finteco Sp. z o.o.	Poland	1st Lien Term Loan	8.86% (3M WIBOR + 6.25%)	12/3/2027			PLN	15,023	3,577	(e)
ProService Finteco Sp. z o.o.	Poland	1st Lien Delayed Draw Term Loan		12/3/2027				€451	—	(e)(h)(i)
Quest Software US Holdings Inc.		1st Lien Term Loan	4.75% (SOFR + 4.25%)	2/1/2029				4,619	4,543
Quest Software US Holdings Inc.		2nd Lien Term Loan	8.15% (SOFR + 7.50%)	2/1/2030				5,575	5,397
SaintMichelCo Limited	Jersey	1st Lien Term Loan	8.31% (SONIA + 7.75%)	9/9/2025			₤	1,541	2,024	(e)
SaintMichelCo Limited	Jersey	1st Lien Delayed Draw Term Loan	8.25% (SONIA + 7.75%)	9/9/2025			₤	192	253	(e)
SaintMichelCo Limited	Jersey	1st Lien Delayed Draw Term Loan	8.31% (SONIA + 7.75%)	9/9/2025			₤	2,244	2,947	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Symbol Bidco I Limited	United Kingdom	1st Lien Delayed Draw Term Loan	6.81% (SONIA + 6.25%)	12/21/2026			₤	571	$751	(e)(f)
Symbol Bidco I Limited	United Kingdom	1st Lien Delayed Draw Term Loan	6.81% (SONIA + 6.25%)	12/21/2026			₤	429	333	(e)(h)
TA/WEG Holdings, LLC		1st Lien Revolver	6.75% (3M LIBOR + 5.75%)	10/4/2027				914	226	(e)(h)
TA/WEG Holdings, LLC		1st Lien Term Loan	6.75% (1M LIBOR + 5.75%)	10/4/2027				3,476	3,476	(e)(f)
TA/WEG Holdings, LLC		1st Lien Delayed Draw Term Loan	6.75% (1M LIBOR + 5.75%)	10/4/2027				12,234	11,583	(e)(h)
TA/WEG Holdings, LLC		1st Lien Delayed Draw Term Loan	6.75% (6M LIBOR + 5.75%)	10/4/2027				2,491	2,491	(e)
The Mather Group, LLC, TVG-TMG Topco, Inc., and TVG-TMG Holdings, LLC		1st Lien Revolver		3/31/2028				750	(15)	(e)(h)
The Mather Group, LLC, TVG-TMG Topco, Inc., and TVG-TMG Holdings, LLC		1st Lien Term Loan	6.55% (SOFR + 5.75%)	3/31/2028				5,000	4,950	(e)(f)
The Mather Group, LLC, TVG-TMG Topco, Inc., and TVG-TMG Holdings, LLC		1st Lien Term Loan	12.00%	3/30/2029				2,750	2,723	(e)
The Mather Group, LLC, TVG-TMG Topco, Inc., and TVG-TMG Holdings, LLC		1st Lien Delayed Draw Term Loan		3/31/2028				2,500	(25)	(e)(h)
The Ultimus Group Midco, LLC, The Ultimus Group, LLC, and The Ultimus Group Aggregator, LP		1st Lien Revolver		2/1/2024				396	—	(e)(h)
The Ultimus Group Midco, LLC, The Ultimus Group, LLC, and The Ultimus Group Aggregator, LP		1st Lien Term Loan	5.75% (3M LIBOR + 4.75%)	2/1/2026				3,125	3,125	(e)(f)
The Ultimus Group Midco, LLC, The Ultimus Group, LLC, and The Ultimus Group Aggregator, LP		1st Lien Term Loan	5.76% (3M LIBOR + 4.75%)	2/1/2026				3,941	3,941	(e)(f)
TK Elevator Midco GmbH	Germany	1st Lien Term Loan	4.02% (6M LIBOR + 3.50%)	7/30/2027				7,437	7,358
Toscafund Limited	United Kingdom	1st Lien Delayed Draw Term Loan	8.47% (SONIA + 7.50%)	4/2/2025			₤	4,206	5,525	(e)(f)
Tronox Finance LLC		1st Lien Term Loan		4/4/2029				4,000	3,973	(i)
UPC Financing Partnership		1st Lien Term Loan	3.55% (1M LIBOR + 3.00%)	1/31/2029				3,000	2,956
WA Asset Management, LLC		1st Lien Revolver		3/1/2028				375	(8)	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
WA Asset Management, LLC		1st Lien Term Loan	6.50% (SOFR + 5.50%)	3/1/2028				$2,062	$2,041	(e)(f)
WA Asset Management, LLC		1st Lien Delayed Draw Term Loan		3/1/2028				1,500	(15)	(e)(h)
Zephyr Bidco Limited	United Kingdom	1st Lien Term Loan	5.47% (SONIA + 4.75%)	7/23/2025			₤	3,000	3,840
									167,630		7.38%
Energy
CD&R Firefly Bidco Limited	United Kingdom	1st Lien Term Loan	5.19% (SONIA + 4.50%)	6/23/2025			₤	3,500	4,481
Cheyenne Petroleum Company Limited Partnership, CPC 2001 LLC and Mill Shoals LLC		2nd Lien Term Loan	10.00% (3M LIBOR + 9.00%)	1/10/2024				7,244	7,244	(e)
Gulf Finance, LLC		1st Lien Term Loan	7.75% (1M LIBOR + 6.75%)	8/25/2026				499	455	(i)
Halcon Holdings, LLC		1st Lien Term Loan	8.01% (3M LIBOR + 7.00%)	11/24/2025				12,016	11,896	(e)
Halcon Holdings, LLC		1st Lien Delayed Draw Term Loan		11/24/2025				2,103	(21)	(e)(h)
									24,055		1.06%
Food & Staples Retailing
Continental Cafe, LLC and Infinity Ovation Yacht Charters, LLC		1st Lien Revolver		11/30/2027				786	(16)	(e)(h)
Continental Cafe, LLC and Infinity Ovation Yacht Charters, LLC		1st Lien Term Loan	8.00% (3M LIBOR + 7.00%)	11/30/2027				6,952	6,882	(e)(f)
Continental Cafe, LLC and Infinity Ovation Yacht Charters, LLC		1st Lien Delayed Draw Term Loan		11/30/2027				2,788	(28)	(e)(h)
DecoPac, Inc. and KCAKE Holdings Inc.		1st Lien Revolver	7.00% (1M LIBOR + 6.00%)	5/14/2026				2,382	749	(e)(h)
DecoPac, Inc. and KCAKE Holdings Inc.		1st Lien Term Loan	9.00% (3M LIBOR + 8.00%)	5/15/2028				22,062	22,062	(e)(f)
SFE Intermediate Holdco LLC		1st Lien Revolver		7/31/2025				2	—	(e)(h)
SFE Intermediate Holdco LLC		1st Lien Term Loan	5.75% (SOFR + 4.75%)	7/31/2026				2,102	2,102	(e)(f)
ZB Holdco LLC & ZB Parent LLC		1st Lien Revolver		2/9/2028				637	(13)	(e)(h)
ZB Holdco LLC & ZB Parent LLC		1st Lien Term Loan	6.01% (3M LIBOR + 5.00%)	2/9/2028				1,602	1,586	(e)(f)
ZB Holdco LLC & ZB Parent LLC		1st Lien Delayed Draw Term Loan		2/9/2028				801	(8)	(e)(h)
									33,316		1.47%
Food & Beverage

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
Berner Food & Beverage, LLC		1st Lien Revolver	9.00% (PRIME + 5.50%)	7/30/2026			$262	$118	(e)(h)
Berner Food & Beverage, LLC		1st Lien Term Loan	7.50% (6M LIBOR + 6.50%)	7/30/2027			2,626	2,600	(e)
CHG PPC Parent LLC & PPC CHG Blocker LLC		2nd Lien Term Loan	7.25% (1M LIBOR + 6.75%)	12/10/2029			3,000	2,940	(e)(f)
Florida Food Products, LLC		1st Lien Term Loan	5.75% (1M LIBOR + 5.00%)	10/18/2028			1	1	(e)
Florida Food Products, LLC		2nd Lien Term Loan	8.75% (1M LIBOR + 8.00%)	10/18/2029			7,299	7,226	(e)
Hometown Food Company		1st Lien Revolver		8/31/2023			1	—	(e)(h)
Hometown Food Company		1st Lien Term Loan	6.25% (1M LIBOR + 5.00%)	8/31/2023			977	977	(e)(f)
Quirch Foods Holdings, LLC		1st Lien Term Loan	5.50% (3M LIBOR + 4.50%)	10/27/2027			5,377	5,337
Triton Water Holdings, Inc.		1st Lien Term Loan	4.00% (3M LIBOR + 3.50%)	3/31/2028			666	648
Watermill Express, LLC and Watermill Express Holdings, LLC		1st Lien Revolver	6.50% (1M LIBOR + 5.50%)	4/20/2027			275	19	(e)(h)
Watermill Express, LLC and Watermill Express Holdings, LLC		1st Lien Term Loan	6.25% (3M LIBOR + 5.50%)	4/20/2027			2,279	2,279	(e)(f)
Watermill Express, LLC and Watermill Express Holdings, LLC		1st Lien Delayed Draw Term Loan		4/20/2027			219	—	(e)(h)
Winebow Holdings, Inc. and The Vintner Group, Inc.		1st Lien Term Loan	7.25% (1M LIBOR + 6.25%)	7/1/2025			3,431	3,431	(e)(f)
Woof Holdings, Inc.		1st Lien Term Loan	4.68% (3M LIBOR + 3.75%)	12/21/2027			2,970	2,944
								28,520		1.26%
Healthcare Equipment & Services
Air Methods Corporation		1st Lien Term Loan	4.51% (3M LIBOR + 3.50%)	4/22/2024			1,504	1,438
Athenahealth Group Inc., Minerva Holdco, Inc. and BCPE Co-Invest (A), LP		1st Lien Revolver		2/15/2027			2,100	(47)	(e)(h)(i)
Athenahealth Group Inc., Minerva Holdco, Inc. and BCPE Co-Invest (A), LP		1st Lien Term Loan	4.01% (SOFR + 3.50%)	2/15/2029			12,091	11,943
Athenahealth Group Inc., Minerva Holdco, Inc. and BCPE Co-Invest (A), LP		1st Lien Delayed Draw Term Loan		2/15/2029			2,049	(25)	(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
Auris Luxembourg III S.a r.l.	Luxembourg	1st Lien Term Loan	4.21% (1M LIBOR + 3.75%)	2/27/2026			$2,481	$2,413
Bearcat Buyer, Inc. and Bearcat Parent, Inc.		1st Lien Revolver		7/9/2024			580	—	(e)(h)
Bearcat Buyer, Inc. and Bearcat Parent, Inc.		1st Lien Term Loan	5.26% (3M LIBOR + 4.25%)	7/9/2026			5,440	5,440	(e)(f)
Bearcat Buyer, Inc. and Bearcat Parent, Inc.		1st Lien Term Loan	5.76% (3M LIBOR + 4.75%)	7/9/2026			1	1	(e)
Bearcat Buyer, Inc. and Bearcat Parent, Inc.		1st Lien Delayed Draw Term Loan	5.26% (3M LIBOR + 4.25%)	7/9/2026			965	965	(e)
Bearcat Buyer, Inc. and Bearcat Parent, Inc.		1st Lien Delayed Draw Term Loan	5.76% (3M LIBOR + 4.75%)	7/9/2026			1	1	(e)(h)
Bearcat Buyer, Inc. and Bearcat Parent, Inc.		2nd Lien Term Loan	9.25% (3M LIBOR + 8.25%)	7/9/2027			617	617	(e)
Bearcat Buyer, Inc. and Bearcat Parent, Inc.		2nd Lien Term Loan	9.25% (3M LIBOR + 8.25%)	7/9/2027			2,249	2,249	(e)(f)
Bearcat Buyer, Inc. and Bearcat Parent, Inc.		2nd Lien Delayed Draw Term Loan	9.25% (3M LIBOR + 8.25%)	7/9/2027			184	184	(e)
Bearcat Buyer, Inc. and Bearcat Parent, Inc.		2nd Lien Delayed Draw Term Loan		7/9/2027			726	—	(e)(h)
CEP V I 5 UK Limited	United Kingdom	1st Lien Delayed Draw Term Loan	7.49% (3M LIBOR + 7.00%)	2/18/2027			26,654	24,521	(e)(f)
Change Healthcare Holdings LLC		1st Lien Term Loan	3.50% (1M LIBOR + 2.50%)	3/1/2024			7,548	7,497
Comprehensive EyeCare Partners, LLC		1st Lien Revolver	7.00% (SOFR + 5.75%)	2/14/2024			1	—	(e)(h)
Comprehensive EyeCare Partners, LLC		1st Lien Term Loan	7.00% (SOFR + 5.75%)	2/14/2024			980	980	(e)(f)
Comprehensive EyeCare Partners, LLC		1st Lien Delayed Draw Term Loan		2/14/2024			73	—	(e)(h)
Comprehensive EyeCare Partners, LLC		1st Lien Delayed Draw Term Loan	7.00% (SOFR + 5.75%)	2/14/2024			684	684	(e)
Convey Health Solutions, Inc.		1st Lien Term Loan	5.50% (1M LIBOR + 4.75%)	9/4/2026			2,698	2,698	(e)(f)
Crown CT Parent Inc., Crown CT HoldCo Inc. and Crown CT Management LLC		1st Lien Revolver		3/8/2028			903	(18)	(e)(h)
Crown CT Parent Inc., Crown CT HoldCo Inc. and Crown CT Management LLC		1st Lien Term Loan	6.11% (3M LIBOR + 5.50%)	3/8/2029			8,318	8,235	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Crown CT Parent Inc., Crown CT HoldCo Inc. and Crown CT Management LLC		1st Lien Delayed Draw Term Loan		3/8/2029				$1,040	$(10)	(e)(h)
CVP Holdco, Inc. and OMERS Wildcats Investment Holdings LLC		1st Lien Revolver		10/31/2024				3,005	—	(e)(h)
CVP Holdco, Inc. and OMERS Wildcats Investment Holdings LLC		1st Lien Term Loan	6.75% (3M LIBOR + 5.75%)	10/31/2025				3,414	3,414	(e)(f)
CVP Holdco, Inc. and OMERS Wildcats Investment Holdings LLC		1st Lien Delayed Draw Term Loan	6.75% (3M LIBOR + 5.75%)	10/31/2025				7,714	6,336	(e)(h)
CVP Holdco, Inc. and OMERS Wildcats Investment Holdings LLC		1st Lien Delayed Draw Term Loan	7.25% (3M LIBOR + 6.25%)	10/31/2025				2,623	2,623	(e)
CVP Holdco, Inc. and OMERS Wildcats Investment Holdings LLC		1st Lien Delayed Draw Term Loan		10/31/2025				19,662	—	(e)(h)
Electron Bidco Inc.		1st Lien Term Loan	3.75% (1M LIBOR + 3.25%)	11/1/2028				7,517	7,425
Ensemble RCM LLC		1st Lien Term Loan	4.05% (3M LIBOR + 3.75%)	8/3/2026				2,196	2,181
Floss Bidco Limited	United Kingdom	1st Lien Term Loan	8.06% (SONIA + 7.25%)	9/7/2026			₤	840	1,081	(e)(f)(g)
Floss Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	10.00% (3M GBP LIBOR + 10.00%)	9/7/2026			₤	1,213	509	(e)(g)(h)
Global Medical Response, Inc. and GMR Buyer Corp.		1st Lien Term Loan	5.75% (3M LIBOR + 4.75%)	10/2/2025				6,435	6,381
Global Medical Response, Inc. and GMR Buyer Corp.		2nd Lien Term Loan	7.50% (1M LIBOR + 6.75%)	12/17/2029				29,366	29,072	(e)
JDC Healthcare Management, LLC		1st Lien Term Loan		4/10/2024				119	80	(e)(j)
Kedleston Schools Limited	United Kingdom	1st Lien Term Loan	8.50% (SONIA + 7.50%)	5/31/2024			₤	244	128	(e)(f)(h)
Kedleston Schools Limited	United Kingdom	1st Lien Delayed Draw Term Loan	8.50% (SONIA + 7.50%)	5/31/2024			₤	1,000	1,313	(e)(f)
MED ParentCo, LP		1st Lien Term Loan	4.71% (1M LIBOR + 4.25%)	8/31/2026				11,566	11,425
MEDIAN B.V.	Netherlands	1st Lien Term Loan	5.00% (3M EURIBOR + 5.00%)	10/14/2027				€5,000	5,441
Medline Borrower, LP		1st Lien Term Loan	3.75% (1M LIBOR + 3.25%)	10/23/2028				11,446	11,326

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
NueHealth Performance, LLC		1st Lien Revolver	9.00% (1M LIBOR + 8.00%)	9/27/2023			$1	$1	(e)
NueHealth Performance, LLC		1st Lien Term Loan	9.00% (1M LIBOR + 8.00%)	9/27/2023			2,139	2,139	(e)(f)
NueHealth Performance, LLC		1st Lien Delayed Draw Term Loan		9/27/2023			566	—	(e)(h)
NueHealth Performance, LLC		1st Lien Delayed Draw Term Loan	9.00% (1M LIBOR + 8.00%)	9/27/2023			285	285	(e)(f)
NueHealth Performance, LLC		1st Lien Delayed Draw Term Loan	9.00% (1M LIBOR + 8.00%)	9/27/2023			603	590	(e)(h)
Olympia Acquisition, Inc., Olympia TopCo, L.P. and Asclepius Holdings LLC		1st Lien Term Loan	10.00% (SOFR + 9.00%)	2/26/2027			2,759	2,759	(e)(f)
Olympia Acquisition, Inc., Olympia TopCo, L.P. and Asclepius Holdings LLC		1st Lien Term Loan	10.00% (SOFR + 9.00%)	2/26/2027			119	119	(e)
Olympia Acquisition, Inc., Olympia TopCo, L.P. and Asclepius Holdings LLC		1st Lien Delayed Draw Term Loan	10.00% (SOFR + 9.00%)	2/26/2027			472	33	(e)(h)
OMH-HealthEdge Holdings, LLC		1st Lien Revolver		10/24/2024			1	—	(e)(h)
OMH-HealthEdge Holdings, LLC		1st Lien Term Loan	6.50% (6M LIBOR + 6.00%)	10/24/2025			1,402	1,402	(e)(f)
OMH-HealthEdge Holdings, LLC		1st Lien Term Loan	6.50% (3M LIBOR + 6.00%)	10/24/2025			826	826	(e)(f)
OMH-HealthEdge Holdings, LLC		1st Lien Term Loan	7.50% (6M LIBOR + 6.00%)	10/24/2025			397	397	(e)(f)
Ortho-Clinical Diagnostics, Inc.		1st Lien Term Loan	3.23% (1M LIBOR + 3.00%)	6/30/2025			5,097	5,073
PetVet Care Centers, LLC		1st Lien Term Loan	4.25% (1M LIBOR + 3.50%)	2/14/2025			9,058	9,002
PointClickCare Technologies Inc.	Canada	1st Lien Term Loan	4.78% (SOFR + 4.00%)	12/29/2027			5,000	4,963	(e)
Premise Health Holding Corp. and OMERS Bluejay Investment Holdings LP		1st Lien Revolver	3.74% (3M LIBOR + 3.25%)	7/10/2023			1	—	(e)(h)
Premise Health Holding Corp. and OMERS Bluejay Investment Holdings LP		1st Lien Term Loan	4.51% (3M LIBOR + 3.50%)	7/10/2025			11	11	(e)(f)
Premise Health Holding Corp. and OMERS Bluejay Investment Holdings LP		2nd Lien Term Loan	8.51% (3M LIBOR + 7.50%)	7/10/2026			2,000	2,000	(e)(f)
Radnet Management, Inc.		1st Lien Term Loan	3.75% (3M LIBOR + 3.00%)	4/23/2028			2,481	2,445

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
RegionalCare Hospital Partners Holdings, Inc.		1st Lien Term Loan	4.20% (1M LIBOR + 3.75%)	11/16/2025				$9,480	$9,414	(i)
Rubicone Bidco Limited	United Kingdom	1st Lien Term Loan	7.56% (SONIA + 7.00%)	12/1/2028			₤	2,722	3,575	(e)(f)
Rubicone Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan		12/1/2028			₤	1,667	—	(e)(h)
SiroMed Physician Services, Inc. and SiroMed Equity Holdings, LLC		1st Lien Revolver		3/26/2024				1	—	(e)(h)
SiroMed Physician Services, Inc. and SiroMed Equity Holdings, LLC		1st Lien Term Loan	5.75% (3M LIBOR + 4.75%)	3/26/2024				653	588	(e)(f)
Sotera Health Holdings, LLC		1st Lien Term Loan	3.25% (3M LIBOR + 2.75%)	12/11/2026				7,459	7,353
Symplr Software Inc. and Symplr Software Intermediate Holdings, Inc.		1st Lien Revolver	6.25% (PRIME + 2.75%)	12/22/2025				1	—	(e)(h)
Symplr Software Inc. and Symplr Software Intermediate Holdings, Inc.		1st Lien Term Loan	5.25% (SOFR + 4.50%)	12/22/2027				2	2	(e)
Symplr Software Inc. and Symplr Software Intermediate Holdings, Inc.		2nd Lien Term Loan	8.63% (SOFR + 7.88%)	12/22/2028				12,343	12,343	(e)(f)
Tandarts Today Holding B.V.	Netherlands	1st Lien Term Loan	7.25% (3M EURIBOR + 7.25%)	2/24/2028				€634	702	(e)(f)
Tandarts Today Holding B.V.	Netherlands	1st Lien Delayed Draw Term Loan		2/24/2028				€3,366	—	(e)(h)
Teligent, Inc		2nd Lien Term Loan		12/29/2022				1,165	555	(e)(j)
Teligent, Inc		2nd Lien Delayed Draw Term Loan		12/29/2022				721	343	(e)(j)
Therapy Brands Holdings LLC		2nd Lien Term Loan	7.50% (3M LIBOR + 6.75%)	5/18/2029				3,050	3,050	(e)(f)
Therapy Brands Holdings LLC		2nd Lien Delayed Draw Term Loan		5/18/2029				1,284	—	(e)(h)
United Digestive MSO Parent, LLC		1st Lien Revolver		12/14/2023				511	—	(e)(h)
United Digestive MSO Parent, LLC		1st Lien Term Loan	5.00% (3M LIBOR + 4.00%)	12/16/2024				1,418	1,418	(e)(f)
United Digestive MSO Parent, LLC		1st Lien Delayed Draw Term Loan	5.00% (3M LIBOR + 4.00%)	12/16/2024				1,018	1,018	(e)
United Digestive MSO Parent, LLC		1st Lien Delayed Draw Term Loan		12/16/2024				4,320	—	(e)(h)
VPP Intermediate Holdings, LLC and VPP Group Holdings, L.P.		1st Lien Revolver		12/1/2027				315	(6)	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
VPP Intermediate Holdings, LLC and VPP Group Holdings, L.P.		1st Lien Term Loan	6.75% (3M LIBOR + 5.75%)	12/1/2027			$1,577	$1,561	(e)(f)
VPP Intermediate Holdings, LLC and VPP Group Holdings, L.P.		1st Lien Delayed Draw Term Loan	6.75% (3M LIBOR + 5.75%)	12/1/2027			472	5	(e)(h)
WSHP FC Acquisition LLC		1st Lien Revolver	7.00% (3M LIBOR + 6.00%)	3/30/2027			106	50	(e)(h)
WSHP FC Acquisition LLC		1st Lien Term Loan	7.00% (3M LIBOR + 6.00%)	3/30/2027			49	49	(e)
WSHP FC Acquisition LLC		1st Lien Term Loan	7.00% (3M LIBOR + 6.00%)	3/30/2027			3,342	3,342	(e)(f)
WSHP FC Acquisition LLC		1st Lien Delayed Draw Term Loan	7.00% (3M LIBOR + 6.00%)	3/30/2027			166	166	(e)(f)
WSHP FC Acquisition LLC		1st Lien Delayed Draw Term Loan	7.00% (3M LIBOR + 6.00%)	3/30/2027			349	182	(e)(h)
WSHP FC Acquisition LLC		1st Lien Delayed Draw Term Loan	7.01% (3M LIBOR + 6.00%)	3/30/2027			1,083	1,083	(e)
								237,339		10.45%
Household & Personal Products
CDI Holdings III Corp. and CDI Holdings I Corp.		1st Lien Revolver		12/22/2027			410	(8)	(e)(h)
CDI Holdings III Corp. and CDI Holdings I Corp.		1st Lien Term Loan	6.75% (3M LIBOR + 5.75%)	12/22/2027			1,683	1,666	(e)(f)
Diamond (BC) B.V.	Netherlands	1st Lien Term Loan	3.25% (1M LIBOR + 2.75%)	9/29/2028			3,007	2,943
Foundation Consumer Brands, LLC		1st Lien Revolver		10/1/2026			389	—	(e)(h)
Foundation Consumer Brands, LLC		1st Lien Term Loan	6.50% (3M LIBOR + 5.50%)	10/1/2026			4,729	4,729	(e)(f)
Premier Specialties, Inc. and RMCF V CIV XLIV, L.P.		1st Lien Revolver	6.75% (1M LIBOR + 5.75%)	8/20/2027			385	27	(e)(h)
Premier Specialties, Inc. and RMCF V CIV XLIV, L.P.		1st Lien Term Loan	6.75% (1M LIBOR + 5.75%)	8/20/2027			3,035	2,944	(e)
Premier Specialties, Inc. and RMCF V CIV XLIV, L.P.		1st Lien Delayed Draw Term Loan		8/20/2027			829	(25)	(e)(h)
Sunshine Luxembourg VII S.a r.l.	Luxembourg	1st Lien Term Loan	4.76% (3M LIBOR + 3.75%)	10/1/2026			4,129	4,098
								16,374		0.72%
Insurance

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Acrisure, LLC, Acrisure Investors FO, LLC and Acrisure Investors SO, LLC		1st Lien Term Loan	3.96% (1M LIBOR + 3.50%)	2/15/2027				$2,955	$2,908
Amynta Agency Borrower Inc. and Amynta Warranty Borrower Inc.		1st Lien Term Loan	4.96% (1M LIBOR + 4.50%)	2/28/2025				2,895	2,866	(e)(f)
AQ Sunshine, Inc.		1st Lien Revolver	7.00% (3M LIBOR + 6.00%)	4/15/2024				1,096	198	(e)(h)
AQ Sunshine, Inc.		1st Lien Term Loan	7.00% (3M LIBOR + 6.00%)	4/15/2025				1,731	1,731	(e)
AQ Sunshine, Inc.		1st Lien Term Loan	7.00% (3M LIBOR + 6.00%)	4/15/2025				1,499	1,499	(e)(f)
AQ Sunshine, Inc.		1st Lien Term Loan	7.00% (6M LIBOR + 6.00%)	4/15/2025				3,556	3,556	(e)(f)
AQ Sunshine, Inc.		1st Lien Delayed Draw Term Loan	7.00% (3M LIBOR + 6.00%)	4/15/2025				8,332	2,413	(e)(h)
Ardonagh Midco 2 plc and Ardonagh Midco 3 plc	United Kingdom	1st Lien Term Loan	7.75% (6M EURIBOR + 7.00%)	7/14/2026				€190	210	(e)(f)
Ardonagh Midco 2 plc and Ardonagh Midco 3 plc	United Kingdom	1st Lien Term Loan	8.21% (SONIA + 7.00%)	7/14/2026			₤	1,491	1,958	(e)(f)
Ardonagh Midco 2 plc and Ardonagh Midco 3 plc	United Kingdom	1st Lien Delayed Draw Term Loan		7/14/2026			₤	1	—	(e)(h)
Ardonagh Midco 2 plc and Ardonagh Midco 3 plc	United Kingdom	1st Lien Delayed Draw Term Loan	6.75% (6M LIBOR + 5.75%)	7/14/2026				16,452	16,452	(e)
Ardonagh Midco 2 plc and Ardonagh Midco 3 plc	United Kingdom	1st Lien Delayed Draw Term Loan	7.50% (SONIA + 7.00%)	7/14/2026			₤	312	409	(e)
Benefytt Technologies, Inc.		1st Lien Term Loan	6.75% (3M LIBOR + 6.00%)	8/12/2027				3,635	3,454	(e)
Benefytt Technologies, Inc.		1st Lien Delayed Draw Term Loan		8/12/2027				911	(46)	(e)(h)
Blackwood Bidco Limited	United Kingdom	1st Lien Term Loan	8.80% (6M LIBOR + 7.55%)	10/8/2026				3,359	3,359	(e)(f)
Blackwood Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	8.02% (SONIA + 7.30%)	10/8/2026			₤	2,689	3,532	(e)(f)
Blackwood Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	7.89% (SOFR + 7.30%)	10/8/2026			₤	464	609	(e)(f)
Blackwood Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	7.94% (6M GBP LIBOR + 7.30%)	10/8/2026			₤	2,319	1,930	(e)(f)(h)
Brokers Alliance S.L.	Spain	1st Lien Term Loan	6.50% (3M EURIBOR + 6.50%)	3/29/2029				€958	1,061	(e)(f)(i)
Brokers Alliance S.L.	Spain	1st Lien Delayed Draw Term Loan		3/29/2029				€1,542	—	(e)(h)(i)
Foundation Risk Partners, Corp.		1st Lien Revolver		10/29/2027				2,627	—	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Foundation Risk Partners, Corp.		1st Lien Term Loan	6.50% (3M LIBOR + 5.75%)	10/30/2028				$16,078	$16,078	(e)(f)
Foundation Risk Partners, Corp.		1st Lien Delayed Draw Term Loan	6.50% (3M LIBOR + 5.75%)	10/30/2028				3,495	2,867	(e)(h)
Galway Borrower LLC		1st Lien Revolver		9/30/2027				969	—	(e)(h)
Galway Borrower LLC		1st Lien Term Loan	6.00% (3M LIBOR + 5.25%)	9/29/2028				10,575	10,575	(e)
Galway Borrower LLC		1st Lien Delayed Draw Term Loan	6.26% (3M LIBOR + 5.25%)	9/29/2028				1,600	144	(e)(h)
Hammersmith Bidco Limited	United Kingdom	1st Lien Term Loan	7.63% (3M GBP LIBOR + 7.13%)	9/2/2026			₤	2,098	1,455	(e)(h)
Hammersmith Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	7.63% (3M GBP LIBOR + 7.13%)	9/2/2026			₤	6,924	9,117	(e)
Hammersmith Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	7.85% (SONIA + 7.13%)	9/2/2026			₤	4,112	5,402	(e)(f)
High Street Buyer, Inc. and High Street Holdco LLC		1st Lien Revolver		4/16/2027				688	(14)	(e)(h)
High Street Buyer, Inc. and High Street Holdco LLC		1st Lien Term Loan	6.75% (1M LIBOR + 6.00%)	4/14/2028				4,771	4,723	(e)(f)
High Street Buyer, Inc. and High Street Holdco LLC		1st Lien Delayed Draw Term Loan	6.50% (3M LIBOR + 5.75%)	4/14/2028				11,734	634	(e)(h)
High Street Buyer, Inc. and High Street Holdco LLC		1st Lien Delayed Draw Term Loan	6.75% (1M LIBOR + 6.00%)	4/14/2028				9,059	8,969	(e)
High Street Buyer, Inc. and High Street Holdco LLC		1st Lien Delayed Draw Term Loan	6.75% (3M LIBOR + 6.00%)	4/14/2028				8,800	8,712	(e)
Hub International Limited		1st Lien Term Loan	4.35% (3M LIBOR + 3.25%)	4/25/2025				7,177	7,125
Jewel Bidco Limited	United Kingdom	1st Lien Term Loan	7.06% (SONIA + 6.50%)	7/24/2028			₤	3,797	1,563	(e)(h)
Jewel Bidco Limited	United Kingdom	1st Lien Term Loan	6.70% (SONIA + 6.50%)	7/24/2028			₤	6,203	8,147	(e)(f)
JMG Group Investments Limited	United Kingdom	1st Lien Term Loan	6.31% (SONIA + 5.75%)	12/11/2028			₤	310	407	(e)(f)
JMG Group Investments Limited	United Kingdom	1st Lien Delayed Draw Term Loan		12/11/2028			₤	1,190	—	(e)(h)
Lucida Broking Holdings Limited	United Kingdom	1st Lien Term Loan	8.00% (SONIA + 7.25%)	6/6/2024			₤	1,000	1,314	(e)(f)
Lucida Broking Holdings Limited	United Kingdom	1st Lien Delayed Draw Term Loan	8.00% (SONIA + 7.25%)	6/6/2024			₤	667	876	(e)(f)
OneDigital Borrower LLC		1st Lien Term Loan	4.75% (SOFR + 4.25%)	11/16/2027				1,780	1,766
Optio Group Limited	United Kingdom	1st Lien Delayed Draw Term Loan	8.00% (3M GBP LIBOR + 7.25%)	3/16/2026			₤	598	358	(e)(h)
Optio Group Limited	United Kingdom	1st Lien Delayed Draw Term Loan	8.22% (SONIA + 7.25%)	3/16/2026			₤	500	657	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Patriot Growth Insurance Services, LLC		1st Lien Revolver		10/16/2028				$250	$(5)	(e)(h)
Patriot Growth Insurance Services, LLC		1st Lien Term Loan	6.25% (3M LIBOR + 5.50%)	10/16/2028				1,349	1,336	(e)(f)
Patriot Growth Insurance Services, LLC		1st Lien Delayed Draw Term Loan		10/16/2028				456	(5)	(e)(h)
People Corporation	Canada	1st Lien Revolver	7.25% (3M CDOR + 6.25%)	2/18/2027			CAD	898	312	(e)(h)
People Corporation	Canada	1st Lien Term Loan	7.25% (3M CDOR + 6.25%)	2/18/2028			CAD	7,148	5,727	(e)(f)
People Corporation	Canada	1st Lien Delayed Draw Term Loan	7.25% (3M CDOR + 6.25%)	2/18/2028			CAD	2,332	1,868	(e)
People Corporation	Canada	1st Lien Delayed Draw Term Loan	6.25% (3M CDOR + 5.50%)	2/18/2028			CAD	4,115	187	(e)(h)
PROJECT HAMMOND BIDCO LIMITED	United Kingdom	1st Lien Term Loan	6.06% (SONIA + 5.50%)	12/4/2028			₤	1,750	2,299	(e)(f)
PROJECT HAMMOND BIDCO LIMITED	United Kingdom	1st Lien Delayed Draw Term Loan		12/4/2028			₤	1,750	—	(e)(h)(i)
RSC Acquisition, Inc. and RSC Insurance Brokerage, Inc.		1st Lien Revolver		10/30/2026				1	—	(e)(h)
RSC Acquisition, Inc. and RSC Insurance Brokerage, Inc.		1st Lien Term Loan	6.25% (3M LIBOR + 5.50%)	10/30/2026				3,169	3,169	(e)(f)
SageSure Holdings, LLC & Insight Catastrophe Group, LLC		1st Lien Revolver	6.25% (1M LIBOR + 5.75%)	1/28/2028				815	363	(e)(h)
SageSure Holdings, LLC & Insight Catastrophe Group, LLC		1st Lien Term Loan	6.25% (1M LIBOR + 5.75%)	1/28/2028				5,631	5,575	(e)(f)
SageSure Holdings, LLC & Insight Catastrophe Group, LLC		1st Lien Delayed Draw Term Loan		1/28/2028				1,536	(15)	(e)(h)
SCM Insurance Services Inc.	Canada	1st Lien Revolver		8/29/2022			CAD	1	—	(e)(h)
SCM Insurance Services Inc.	Canada	1st Lien Term Loan	6.00% (1M CDOR + 5.00%)	8/29/2024			CAD	120	96	(e)(f)
SCM Insurance Services Inc.	Canada	2nd Lien Term Loan	10.00% (1M CDOR + 9.00%)	3/1/2025			CAD	125	100	(e)
SelectQuote, Inc.		1st Lien Term Loan	5.75% (1M LIBOR + 5.00%)	11/5/2024				7,290	6,779	(e)
SG Acquisition, Inc.		1st Lien Term Loan	6.00% (3M LIBOR + 5.00%)	1/27/2027				2,876	2,876	(e)(f)
Spring Insurance Solutions, LLC		1st Lien Term Loan	7.50% (3M LIBOR + 6.50%)	11/24/2025				3,454	3,212	(e)(f)
Spring Insurance Solutions, LLC		1st Lien Delayed Draw Term Loan	7.50% (3M LIBOR + 6.50%)	11/24/2025				1,151	46	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Staysure Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	8.06% (SONIA + 7.25%)	7/1/2025			₤	1,000	$1,235	(e)
USI, Inc.		1st Lien Term Loan	4.26% (3M LIBOR + 3.25%)	12/2/2026				6,471	6,411
									180,540		7.95%
Materials
Anchor Packaging, LLC		1st Lien Term Loan	4.46% (1M LIBOR + 4.00%)	7/18/2026				7,064	6,923	(i)
Aruba Investments, Inc.		2nd Lien Term Loan	8.50% (3M LIBOR + 7.75%)	11/24/2028				3,000	2,962
ASP-r-pac Acquisition Co LLC and ASP-r-pac Holdings LP		1st Lien Revolver		12/29/2027				839	(17)	(e)(h)
ASP-r-pac Acquisition Co LLC and ASP-r-pac Holdings LP		1st Lien Term Loan	6.75% (1M LIBOR + 6.00%)	12/29/2027				6,244	6,182	(e)(f)
Berlin Packaging L.L.C.		1st Lien Term Loan	3.75% (1M LIBOR + 3.25%)	3/11/2028				6,013	5,894	(i)
Berlin Packaging L.L.C.		1st Lien Term Loan	4.25% (1M LIBOR + 3.75%)	3/11/2028				4,690	4,640
DCG Acquisition Corp.		1st Lien Term Loan	4.96% (1M LIBOR + 4.50%)	9/30/2026				5,280	5,188
Groupe Solmax Inc.	Canada	1st Lien Term Loan	5.50% (3M LIBOR + 4.75%)	5/29/2028				1,075	1,055
IntraPac International LLC and IntraPac Canada Corporation		1st Lien Revolver	6.51% (3M LIBOR + 5.50%)	1/11/2025				415	135	(e)(h)
IntraPac International LLC and IntraPac Canada Corporation	Canada	1st Lien Term Loan	6.51% (3M LIBOR + 5.50%)	1/11/2026				792	792	(e)(f)
IntraPac International LLC and IntraPac Canada Corporation		1st Lien Term Loan	6.51% (3M LIBOR + 5.50%)	1/11/2026				2,752	2,752	(e)(f)
IntraPac International LLC and IntraPac Canada Corporation		1st Lien Term Loan	6.51% (3M LIBOR + 5.50%)	1/11/2026				1,555	1,555	(e)(f)
Kleopatra Finco S.a r.l.	Luxembourg	1st Lien Term Loan	4.75% (6M EURIBOR + 4.75%)	2/12/2026				€3,800	3,807
Mauser Packaging Solutions Holding Company		1st Lien Term Loan	3.71% (3M LIBOR + 3.25%)	4/3/2024				5,861	5,771	(i)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
Nelipak Holding Company, Nelipak European Holdings Cooperatief U.A., KNPAK Holdings, LP and PAKNK Netherlands Treasury B.V.		1st Lien Revolver	5.25% (3M LIBOR + 4.25%)	7/2/2024			$605	$253	(e)(h)
Nelipak Holding Company, Nelipak European Holdings Cooperatief U.A., KNPAK Holdings, LP and PAKNK Netherlands Treasury B.V.	Netherlands	1st Lien Revolver		7/2/2024			€582	—	(e)(h)
Nelipak Holding Company, Nelipak European Holdings Cooperatief U.A., KNPAK Holdings, LP and PAKNK Netherlands Treasury B.V.		1st Lien Term Loan	5.25% (3M LIBOR + 4.25%)	7/2/2026			2,664	2,664	(e)(f)
Nelipak Holding Company, Nelipak European Holdings Cooperatief U.A., KNPAK Holdings, LP and PAKNK Netherlands Treasury B.V.		1st Lien Term Loan	5.26% (3M LIBOR + 4.25%)	7/2/2026			297	297	(e)(f)
Nelipak Holding Company, Nelipak European Holdings Cooperatief U.A., KNPAK Holdings, LP and PAKNK Netherlands Treasury B.V.	Netherlands	1st Lien Term Loan	4.50% (3M EURIBOR + 4.50%)	7/2/2026			€6,044	6,690	(e)(f)
Novipax Buyer, L.L.C. and Novipax Parent Holding Company, L.L.C.		1st Lien Term Loan	6.75% (6M LIBOR + 5.25%)	12/1/2026			4,333	4,333	(e)(f)
Plaskolite PPC Intermediate II LLC and Plaskolite PPC Blocker LLC		1st Lien Term Loan	4.75% (3M LIBOR + 4.00%)	12/15/2025			2,054	2,054	(e)(i)
Plaskolite PPC Intermediate II LLC and Plaskolite PPC Blocker LLC		2nd Lien Term Loan	8.00% (3M LIBOR + 7.00%)	12/14/2026			2,960	2,960	(e)(f)
Pregis Corporation, Pregis Intellipack Corp., and Pregis Innovative Packaging Inc.		1st Lien Term Loan	4.50% (1M LIBOR + 4.00%)	7/31/2026			1,289	1,260	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Pregis Corporation, Pregis Intellipack Corp., and Pregis Innovative Packaging Inc.		1st Lien Term Loan	4.46% (1M LIBOR + 4.00%)	7/31/2026				$4,813	$4,705	(i)
Pretium Packaging, L.L.C.		1st Lien Term Loan	4.97% (3M LIBOR + 4.00%)	10/2/2028				8,942	8,672
Pretium Packaging, L.L.C.		2nd Lien Term Loan	7.72% (3M LIBOR + 6.75%)	10/1/2029				1,025	993
Trident TPI Holdings, Inc.		1st Lien Term Loan	4.50% (1M LIBOR + 4.00%)	9/15/2028				7,667	7,557
Trident TPI Holdings, Inc.		1st Lien Term Loan	4.26% (3M LIBOR + 3.25%)	10/17/2024				6,154	6,075	(i)
Trident TPI Holdings, Inc.		1st Lien Delayed Draw Term Loan	4.50% (1M LIBOR + 4.00%)	9/15/2028				1,090	668	(h)
									96,820		4.26%
Media & Entertainment
Aventine Intermediate LLC & Aventine Holdings II LLC		1st Lien Term Loan	6.93% (3M LIBOR + 6.00%)	6/18/2027				2,049	2,029	(e)(f)
Aventine Intermediate LLC & Aventine Holdings II LLC		1st Lien Delayed Draw Term Loan	6.93% (3M LIBOR + 6.00%)	6/18/2027				815	635	(e)(h)
AVSC Holding Corp.		1st Lien Term Loan	6.50% (3M LIBOR + 5.50%)	10/15/2026				2,026	1,924
CC Globe Holding II A/S	Denmark	1st Lien Term Loan	7.19% (3M CIBOR + 7.19%)	3/31/2028			DKK	19,091	2,841	(e)(f)
CC Globe Holding II A/S	Denmark	1st Lien Delayed Draw Term Loan	6.75%	3/31/2028			DKK	10,909	649	(e)(h)(i)
Diamond Sports Group, LLC		1st Lien Term Loan	9.00% (SOFR + 8.00%)	5/25/2026				158	159
Diamond Sports Group, LLC		2nd Lien Term Loan	3.56% (SOFR + 3.25%)	8/24/2026				1,102	372
Global Music Rights, LLC		1st Lien Revolver		8/27/2027				473	—	(e)(h)
Global Music Rights, LLC		1st Lien Term Loan	6.50% (3M LIBOR + 5.75%)	8/28/2028				5,005	5,005	(e)
Gray Television Inc		1st Lien Term Loan	3.46% (1M LIBOR + 3.00%)	12/1/2028				4,585	4,557
IU Finance Management GmbH	Germany	1st Lien Term Loan	5.00% (3M EURIBOR + 5.00%)	12/8/2028				€10,000	10,993
Production Resource Group, L.L.C. and PRG III, LLC		1st Lien Term Loan	10.54% (3M LIBOR + 9.50%)	8/21/2024				709	709	(e)
Production Resource Group, L.L.C. and PRG III, LLC		1st Lien Delayed Draw Term Loan	8.50% (3M LIBOR + 7.50%)	8/21/2024				298	298	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Production Resource Group, L.L.C. and PRG III, LLC		1st Lien Delayed Draw Term Loan	8.51% (3M LIBOR + 7.50%)	8/21/2024				$165	$146	(e)(h)
Professional Fighters League, LLC and PFL MMA, Inc.		1st Lien Term Loan	10.00%	1/19/2026				564	507	(e)
Renaissance Holding Corp.		1st Lien Term Loan	3.71% (1M LIBOR + 3.25%)	5/30/2025				4,612	4,551
Rugby Australia Ltd	Australia	1st Lien Term Loan	7.75% (3M LIBOR + 7.00%)	3/31/2027			AUD	1,250	936	(e)
Rugby Australia Ltd	Australia	1st Lien Delayed Draw Term Loan	10.01% (1M LIBOR + 9.00%)	3/31/2027			AUD	1,250	234	(e)(h)
Storm Investment S.a.r.l.	Luxembourg	1st Lien Term Loan	3.75%	6/22/2029				€9,193	10,177	(e)
Summer (BC) Bidco B LLC		1st Lien Term Loan	5.51% (3M LIBOR + 4.50%)	12/4/2026				4,975	4,940
The E.W. Scripps Company		1st Lien Term Loan	3.75% (1M LIBOR + 3.00%)	1/7/2028				1,971	1,956
Traviata BV	Germany	1st Lien Term Loan	4.75% (6M EURIBOR + 4.75%)	12/18/2026				€3,550	3,919	(i)
Univision Communications Inc		1st Lien Term Loan	3.75% (1M LIBOR + 2.75%)	3/15/2024				1,700	1,694
									59,231		2.61%
Pharmaceuticals, Biotechnology & Life Sciences
Amryt Pharmaceuticals, Inc.		1st Lien Revolver	4.90% (SOFR + 4.00%)	2/18/2027				1	—	(e)(h)
Amryt Pharmaceuticals, Inc.		1st Lien Term Loan	7.80% (SOFR + 6.75%)	2/18/2027				5,334	5,280	(e)(f)
Aspire Bidco Limited	Jersey	1st Lien Term Loan	8.07% (SONIA + 7.51%)	9/4/2028			₤	3,559	4,675	(e)(f)
Aspire Bidco Limited	Jersey	1st Lien Delayed Draw Term Loan		9/4/2028			₤	1,941	—	(e)(h)
Cambrex Corporation		1st Lien Term Loan	4.25% (1M LIBOR + 3.50%)	12/4/2026				4,418	4,376
Cobalt Buyer Sub, Inc., Cobalt Holdings I, LP, and Cobalt Intermediate I, Inc.		1st Lien Revolver	6.00% (1M LIBOR + 5.25%)	10/1/2027				895	191	(e)(h)
Cobalt Buyer Sub, Inc., Cobalt Holdings I, LP, and Cobalt Intermediate I, Inc.		1st Lien Term Loan	6.00% (1M LIBOR + 5.25%)	10/2/2028				7,408	7,334	(e)
Cobalt Buyer Sub, Inc., Cobalt Holdings I, LP, and Cobalt Intermediate I, Inc.		1st Lien Delayed Draw Term Loan		10/2/2028				2,476	(25)	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
Covaris Intermediate 3, LLC & Covaris Parent, LLC		1st Lien Revolver		1/21/2028			$1,755	$(35)	(e)(h)
Covaris Intermediate 3, LLC & Covaris Parent, LLC		1st Lien Term Loan	6.00% (3M LIBOR + 5.25%)	1/21/2028			9,378	9,284	(e)(f)
Covaris Intermediate 3, LLC & Covaris Parent, LLC		1st Lien Delayed Draw Term Loan		1/21/2028			7,034	(70)	(e)(h)
Da Vinci Purchaser Corp.		1st Lien Term Loan	5.01% (3M LIBOR + 4.00%)	1/8/2027			6,827	6,790	(i)
Icon Public Limited Company	Ireland	1st Lien Term Loan	3.31% (3M LIBOR + 2.25%)	7/3/2028			1,907	1,896
NMC Skincare Intermediate Holdings II, LLC		1st Lien Revolver	6.00% (3M LIBOR + 5.00%)	10/31/2024			333	267	(e)(h)
NMC Skincare Intermediate Holdings II, LLC		1st Lien Term Loan	6.00% (3M LIBOR + 5.00%)	10/31/2024			1,935	1,935	(e)(f)
NMC Skincare Intermediate Holdings II, LLC		1st Lien Delayed Draw Term Loan	6.00% (3M LIBOR + 5.00%)	10/31/2024			652	652	(e)
North American Science Associates, LLC, Cardinal Purchaser LLC and Cardinal Topco Holdings, L.P.		1st Lien Revolver	5.25% (SOFR + 4.50%)	3/15/2027			1	1	(e)(h)
North American Science Associates, LLC, Cardinal Purchaser LLC and Cardinal Topco Holdings, L.P.		1st Lien Term Loan	6.50% (SOFR + 5.75%)	9/15/2027			4,137	4,137	(e)
North American Science Associates, LLC, Cardinal Purchaser LLC and Cardinal Topco Holdings, L.P.		1st Lien Term Loan	6.50% (SOFR + 5.75%)	9/15/2027			7,035	7,035	(e)(f)
North American Science Associates, LLC, Cardinal Purchaser LLC and Cardinal Topco Holdings, L.P.		1st Lien Delayed Draw Term Loan	6.52% (SOFR + 5.75%)	9/15/2027			916	732	(e)(h)
North American Science Associates, LLC, Cardinal Purchaser LLC and Cardinal Topco Holdings, L.P.		1st Lien Delayed Draw Term Loan	6.50% (SOFR + 5.75%)	9/15/2027			1,004	1,004	(e)
Organon & Co.		1st Lien Term Loan	3.56% (3M LIBOR + 3.00%)	6/2/2028			4,993	4,962

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
PROTON JVCO S.A R.L.	Luxembourg	1st Lien Term Loan	7.50% (6M EURIBOR + 7.25%)	11/10/2026			€1,667	$1,845	(e)(f)
PROTON JVCO S.A R.L.	Luxembourg	1st Lien Term Loan		11/10/2026			€833	—	(e)(h)
TerSera Therapeutics LLC		1st Lien Term Loan	6.60% (3M LIBOR + 5.60%)	3/30/2025			48	48	(e)(f)
								62,314		2.74%
Retailing
Atlas Intermediate III, L.L.C.		1st Lien Revolver	6.50% (3M LIBOR + 5.50%)	4/29/2025			264	76	(e)(h)
Atlas Intermediate III, L.L.C.		1st Lien Term Loan	6.75% (3M LIBOR + 5.75%)	4/29/2025			504	504	(e)(f)
Atlas Intermediate III, L.L.C.		1st Lien Term Loan	6.50% (3M LIBOR + 5.50%)	4/29/2025			1,840	1,840	(e)(f)
Atlas Intermediate III, L.L.C.		1st Lien Delayed Draw Term Loan	6.50% (3M LIBOR + 5.50%)	4/29/2025			403	403	(e)
Autokiniton US Holdings, Inc.		1st Lien Term Loan	5.00% (12M LIBOR + 4.50%)	4/6/2028			3,094	3,044
Bamboo Purchaser, Inc.		1st Lien Revolver	3.00% (3M LIBOR + 2.50%)	11/5/2026			1	1	(e)(h)
Bamboo Purchaser, Inc.		1st Lien Term Loan	6.75% (3M LIBOR + 6.00%)	11/5/2027			3,545	3,510	(e)(f)
Bamboo Purchaser, Inc.		1st Lien Delayed Draw Term Loan	6.75% (3M LIBOR + 6.00%)	11/5/2027			835	409	(e)(h)
Display Holding Company, Inc., Saldon Holdings, Inc. and Fastsigns Holdings Inc.		1st Lien Revolver		3/13/2024			381	—	(e)(h)
Display Holding Company, Inc., Saldon Holdings, Inc. and Fastsigns Holdings Inc.		1st Lien Term Loan	6.65% (1M LIBOR + 5.65%)	3/13/2025			7,129	7,129	(e)(f)
Hunter Douglas Holding B.V.	Netherlands	1st Lien Term Loan	4.00% (SOFR + 3.50%)	2/26/2029			10,680	10,453
Marcone Yellowstone Buyer Inc. and Marcone Yellowstone Holdings, LLC		1st Lien Term Loan	6.51% (3M LIBOR + 5.50%)	6/23/2028			2,493	2,493	(e)(f)
Marcone Yellowstone Buyer Inc. and Marcone Yellowstone Holdings, LLC		1st Lien Term Loan	6.50% (3M LIBOR + 5.50%)	6/23/2028			8,378	8,378	(e)(f)
Marcone Yellowstone Buyer Inc. and Marcone Yellowstone Holdings, LLC		1st Lien Delayed Draw Term Loan	6.51% (3M LIBOR + 5.50%)	6/23/2028			3,583	2,915	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
Moon Valley Nursery of Arizona Retail, LLC, Moon Valley Nursery Farm Holdings, LLC, Moon Valley Nursery RE Holdings LLC, and Stonecourt IV Partners, LP		1st Lien Revolver	7.50% (PRIME + 3.50%)	10/8/2026			$1	$—	(e)(h)
Moon Valley Nursery of Arizona Retail, LLC, Moon Valley Nursery Farm Holdings, LLC, Moon Valley Nursery RE Holdings LLC, and Stonecourt IV Partners, LP		1st Lien Term Loan	6.75% (3M LIBOR + 5.75%)	10/8/2027			8,387	8,303	(e)
Moon Valley Nursery of Arizona Retail, LLC, Moon Valley Nursery Farm Holdings, LLC, Moon Valley Nursery RE Holdings LLC, and Stonecourt IV Partners, LP		1st Lien Delayed Draw Term Loan	6.75% (3M LIBOR + 5.75%)	10/8/2027			2,001	300	(e)(h)
Pug LLC		1st Lien Term Loan	4.75% (1M LIBOR + 4.25%)	2/12/2027			2,043	2,028	(e)
Reddy Ice LLC		1st Lien Revolver		7/1/2024			955	—	(e)(h)
Reddy Ice LLC		1st Lien Term Loan	7.50% (3M LIBOR + 6.50%)	7/1/2025			7,245	7,245	(e)(f)
Reddy Ice LLC		1st Lien Delayed Draw Term Loan	7.50% (3M LIBOR + 6.50%)	7/1/2025			1,234	1,234	(e)
Reddy Ice LLC		1st Lien Delayed Draw Term Loan	7.50% (3M LIBOR + 6.50%)	7/1/2025			1,458	1,458	(e)
SCIH Salt Holdings Inc.		1st Lien Term Loan	4.75% (3M LIBOR + 4.00%)	3/16/2027			5,477	5,376
Sweetwater Borrower, LLC		1st Lien Term Loan	5.50% (1M LIBOR + 4.75%)	8/7/2028			6,124	6,047	(e)
US Salt Investors, LLC and Emerald Lake Pearl Acquisition-A, L.P.		1st Lien Revolver		7/20/2026			679	(14)	(e)(h)
US Salt Investors, LLC and Emerald Lake Pearl Acquisition-A, L.P.		1st Lien Term Loan	6.25% (3M LIBOR + 5.50%)	7/19/2028			6,012	5,952	(e)(f)
								79,084		3.48%
Software & Services
2U, Inc.		1st Lien Term Loan	6.50% (3M LIBOR + 5.75%)	12/30/2024			7,713	7,713	(e)(f)
AffiniPay Midco, LLC and AffiniPay Intermediate Holdings, LLC		1st Lien Revolver		3/2/2026			766	—	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
AffiniPay Midco, LLC and AffiniPay Intermediate Holdings, LLC		1st Lien Term Loan	6.25% (3M LIBOR + 5.00%)	3/2/2026			$9,766	$9,766	(e)(f)
Anaqua Parent Holdings, Inc. & Astorg VII Co-Invest Anaqua		1st Lien Revolver		10/10/2025			231	—	(e)(h)
Anaqua Parent Holdings, Inc. & Astorg VII Co-Invest Anaqua		1st Lien Term Loan	6.51% (3M LIBOR + 5.50%)	4/10/2026			1,795	1,795	(e)(f)
Anaqua Parent Holdings, Inc. & Astorg VII Co-Invest Anaqua		1st Lien Term Loan	7.00% (6M LIBOR + 5.25%)	4/10/2026			1,991	1,991	(e)(f)
Anaqua Parent Holdings, Inc. & Astorg VII Co-Invest Anaqua		1st Lien Term Loan	6.25% (6M EURIBOR + 5.50%)	4/10/2026			€663	734	(e)
Anaqua Parent Holdings, Inc. & Astorg VII Co-Invest Anaqua		1st Lien Delayed Draw Term Loan	6.50% (6M LIBOR + 5.50%)	4/10/2026			523	87	(e)(h)
APG Intermediate Holdings Corporation and APG Holdings, LLC		1st Lien Revolver	6.75% (3M LIBOR + 5.25%)	1/3/2025			1	—	(e)(h)
APG Intermediate Holdings Corporation and APG Holdings, LLC		1st Lien Term Loan	6.75% (3M LIBOR + 5.25%)	1/3/2025			995	995	(e)
APG Intermediate Holdings Corporation and APG Holdings, LLC		1st Lien Delayed Draw Term Loan	6.75% (3M LIBOR + 5.25%)	1/3/2025			59	59	(e)
Applied Systems, Inc.		1st Lien Term Loan	4.00% (3M LIBOR + 3.00%)	9/19/2024			11,565	11,475
Appriss Health, LLC and Appriss Health Intermediate Holdings, Inc.		1st Lien Revolver		5/6/2027			212	—	(e)(h)
Appriss Health, LLC and Appriss Health Intermediate Holdings, Inc.		1st Lien Term Loan	8.25% (3M LIBOR + 7.25%)	5/6/2027			2,912	2,912	(e)
Apttus Corporation		1st Lien Term Loan	5.00% (3M LIBOR + 4.25%)	5/8/2028			4,636	4,616
Asurion, LLC		1st Lien Term Loan	3.46% (1M LIBOR + 3.00%)	11/3/2024			7,200	7,100
Asurion, LLC		1st Lien Term Loan	3.71% (1M LIBOR + 3.25%)	12/23/2026			1,020	997
Asurion, LLC		1st Lien Term Loan	3.71% (1M LIBOR + 3.25%)	7/31/2027			2,119	2,073
Asurion, LLC		2nd Lien Term Loan	5.71% (1M LIBOR + 5.25%)	1/31/2028			570	558
Asurion, LLC		2nd Lien Term Loan	5.71% (1M LIBOR + 5.25%)	1/20/2029			7,000	6,834

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Atlanta Bidco Limited	United Kingdom	1st Lien Term Loan	7.75% (6M EURIBOR + 7.00%)	8/23/2024				€900	$976	(e)(f)
Avast Software B.V.	Netherlands	1st Lien Term Loan	2.76% (3M LIBOR + 1.75%)	3/22/2028				5,254	5,205	(i)
Banyan Software Holdings, LLC and Banyan Software, LP		1st Lien Revolver	7.75% (3M LIBOR + 6.75%)	10/30/2025				471	154	(e)(h)
Banyan Software Holdings, LLC and Banyan Software, LP		1st Lien Term Loan	7.75% (3M LIBOR + 6.75%)	10/30/2026				3,547	3,547	(e)(f)
Banyan Software Holdings, LLC and Banyan Software, LP		1st Lien Delayed Draw Term Loan		10/30/2026				3,602	—	(e)(h)
Banyan Software Holdings, LLC and Banyan Software, LP		1st Lien Delayed Draw Term Loan	7.76% (3M LIBOR + 6.75%)	10/30/2026				1,523	1,477	(e)(h)
Bock Capital Bidco B.V.		1st Lien Term Loan	3.50% (3M EURIBOR + 3.50%)	6/29/2028				€7,000	7,619
Businessolver.com, Inc.		1st Lien Term Loan	6.50% (3M LIBOR + 5.75%)	12/1/2027				4,445	4,400	(e)(f)
Businessolver.com, Inc.		1st Lien Delayed Draw Term Loan		12/1/2027				1,197	(12)	(e)(h)
BYJU's Alpha, Inc.		1st Lien Term Loan	6.25% (3M LIBOR + 5.50%)	11/24/2026				7,984	7,879
Capnor Connery Bidco A/S	Denmark	1st Lien Term Loan	7.63% (1M EURIBOR + 7.63%)	4/30/2026				€2,954	3,270	(e)(f)
Capnor Connery Bidco A/S	Denmark	1st Lien Term Loan	7.63% (1M STIBOR + 7.63%)	4/30/2026			SEK	4,210	448	(e)(f)
Capnor Connery Bidco A/S	Denmark	1st Lien Term Loan	8.73% (1M NIBOR + 7.63%)	4/30/2026			NOK	2,551	290	(e)(f)
Capnor Connery Bidco A/S	Denmark	1st Lien Delayed Draw Term Loan	7.63% (1M CIBOR + 7.63%)	4/30/2026			DKK	22,065	3,284	(e)(f)
Capnor Connery Bidco A/S	Denmark	1st Lien Delayed Draw Term Loan	7.63% (1M CIBOR + 7.63%)	4/30/2026			DKK	45,968	935	(e)(h)
Cardinal Parent, Inc. and Packers Software Intermediate Holdings, Inc.		1st Lien Revolver	6.75% (PRIME + 3.75%)	11/12/2025				1	—	(e)(h)
Cardinal Parent, Inc. and Packers Software Intermediate Holdings, Inc.		2nd Lien Term Loan	8.50% (3M LIBOR + 7.75%)	11/13/2028				8,634	8,634	(e)(f)
Cast & Crew Payroll, LLC		1st Lien Term Loan	3.96% (1M LIBOR + 3.50%)	2/9/2026				2,937	2,914
Cast & Crew Payroll, LLC		1st Lien Term Loan	4.25% (SOFR + 3.75%)	12/29/2028				5,117	5,077
CCC Intelligent Solutions Inc.		1st Lien Term Loan	3.26% (3M LIBOR + 2.25%)	9/21/2028				2,015	1,993
Confirmasoft AB	Sweden	1st Lien Delayed Draw Term Loan	6.75% (3M EURIBOR + 6.75%)	6/3/2027				€1,995	2,208	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
Confirmasoft AB	Sweden	1st Lien Delayed Draw Term Loan	6.81% (3M CIBOR + 6.75%)	6/3/2027			€1,505	$609	(e)(h)
Consilio Midco Limited and Consilio Investment Holdings, L.P.	United Kingdom	1st Lien Revolver		5/26/2028			123	—	(e)(h)
Consilio Midco Limited and Consilio Investment Holdings, L.P.	United Kingdom	1st Lien Term Loan	6.25% (3M EURIBOR + 6.25%)	5/26/2028			€2,019	2,235	(e)
Consilio Midco Limited and Consilio Investment Holdings, L.P.	United Kingdom	1st Lien Term Loan	6.76% (3M LIBOR + 5.75%)	5/26/2028			6,841	6,841	(e)(f)
Consilio Midco Limited and Consilio Investment Holdings, L.P.	United Kingdom	1st Lien Delayed Draw Term Loan		5/26/2028			€386	—	(e)(h)
Consilio Midco Limited and Consilio Investment Holdings, L.P.	United Kingdom	1st Lien Delayed Draw Term Loan	6.76% (3M LIBOR + 5.75%)	5/26/2028			2,563	1,715	(e)(h)
Cority Software Inc., IQS, Inc. and Cority Parent, Inc.	Canada	1st Lien Revolver		7/2/2025			231	—	(e)(h)
Cority Software Inc., IQS, Inc. and Cority Parent, Inc.	Canada	1st Lien Term Loan	6.00% (3M LIBOR + 5.00%)	7/2/2026			129	129	(e)
Cority Software Inc., IQS, Inc. and Cority Parent, Inc.	Canada	1st Lien Term Loan	6.00% (3M LIBOR + 5.00%)	7/2/2026			1,733	1,733	(e)(f)
Cority Software Inc., IQS, Inc. and Cority Parent, Inc.		1st Lien Term Loan	6.00% (3M LIBOR + 5.00%)	7/2/2026			1,630	1,630	(e)(f)
Cority Software Inc., IQS, Inc. and Cority Parent, Inc.		1st Lien Term Loan	8.00% (3M LIBOR + 7.00%)	7/2/2026			139	139	(e)(f)
Cornerstone OnDemand, Inc. and Sunshine Software Holdings, Inc.		1st Lien Revolver		10/15/2026			100	(2)	(e)(h)
Cornerstone OnDemand, Inc. and Sunshine Software Holdings, Inc.		2nd Lien Term Loan	7.00% (1M LIBOR + 6.50%)	10/15/2029			17,522	17,259	(e)
Datix Bidco Limited	United Kingdom	1st Lien Term Loan	4.68% (6M LIBOR + 4.50%)	4/28/2025			2,851	2,851	(e)(f)
Denali Holdco LLC and Denali Apexco LP		1st Lien Revolver		9/15/2027			592	—	(e)(h)
Denali Holdco LLC and Denali Apexco LP		1st Lien Term Loan	7.00% (3M LIBOR + 6.00%)	9/15/2027			4,107	4,107	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Diligent Corporation and Diligent Preferred Issuer, Inc.		1st Lien Revolver		8/4/2025				$513	$—	(e)(h)
Diligent Corporation and Diligent Preferred Issuer, Inc.		1st Lien Term Loan	6.75% (3M LIBOR + 5.75%)	8/4/2025				2,250	2,250	(e)(f)
Diligent Corporation and Diligent Preferred Issuer, Inc.		1st Lien Term Loan	7.25% (3M LIBOR + 6.25%)	8/4/2025				188	188	(e)
Diligent Corporation and Diligent Preferred Issuer, Inc.		1st Lien Term Loan	7.25% (3M LIBOR + 6.25%)	8/4/2025				3,043	3,043	(e)(f)
Diligent Corporation and Diligent Preferred Issuer, Inc.		1st Lien Term Loan	7.26% (3M LIBOR + 6.25%)	8/4/2025				298	298	(e)
Doxim Inc.		1st Lien Term Loan	7.00% (1M LIBOR + 6.00%)	2/28/2024				710	710	(e)(f)
Doxim Inc.		1st Lien Term Loan	7.75% (1M LIBOR + 6.75%)	2/28/2024				3,413	3,413	(e)(f)
Doxim Inc.		1st Lien Term Loan	8.00% (1M LIBOR + 7.00%)	2/28/2024				826	826	(e)(f)
Doxim Inc.		1st Lien Term Loan	9.00% (1M LIBOR + 8.00%)	2/28/2024				6,282	6,282	(e)(f)
Doxim Inc.		1st Lien Delayed Draw Term Loan	7.00% (1M LIBOR + 6.00%)	2/28/2024				325	325	(e)
Drilling Info Holdings, Inc. and Titan DI Preferred Holdings, Inc.		2nd Lien Term Loan	8.71% (1M LIBOR + 8.25%)	7/30/2026				8,077	7,996	(e)(f)
DS Admiral Bidco, LLC		1st Lien Revolver		3/16/2026				358	—	(e)(h)
DS Admiral Bidco, LLC		1st Lien Term Loan	6.75% (3M LIBOR + 5.75%)	3/16/2028				2,420	2,420	(e)(f)
Dye & Durham Corporation	Canada	1st Lien Revolver		12/3/2026			CAD	1,659	—	(e)(h)
Dye & Durham Corporation	Canada	1st Lien Term Loan	6.50% (3M CDOR + 5.75%)	12/3/2027			CAD	7,102	5,689	(e)(f)
Dye & Durham Corporation	Canada	1st Lien Delayed Draw Term Loan		12/3/2027			CAD	1,569	—	(e)(h)
Elemica Parent, Inc. & EZ Elemica Holdings, Inc.		1st Lien Revolver	6.50% (1M LIBOR + 5.50%)	9/18/2025				479	196	(e)(h)
Elemica Parent, Inc. & EZ Elemica Holdings, Inc.		1st Lien Term Loan	6.50% (3M LIBOR + 5.50%)	9/18/2025				2,829	2,829	(e)
Elemica Parent, Inc. & EZ Elemica Holdings, Inc.		1st Lien Term Loan	6.50% (3M LIBOR + 5.50%)	9/18/2025				870	870	(e)(f)
Elemica Parent, Inc. & EZ Elemica Holdings, Inc.		1st Lien Delayed Draw Term Loan	6.50% (3M LIBOR + 5.50%)	9/18/2025				2,810	2,810	(e)
Enigma Acquisition B.V.	Netherlands	1st Lien Delayed Draw Term Loan	7.50% (6M EURIBOR + 7.50%)	1/26/2028				€4,132	4,574	(e)(f)(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Epicor Software Corporation		1st Lien Term Loan	4.00% (3M LIBOR + 3.25%)	7/30/2027				$5,422	$5,372	(i)
eResearch Technology, Inc. and Astorg VII Co-Invest ERT		1st Lien Term Loan	5.50% (1M LIBOR + 4.50%)	2/4/2027				2,034	2,024
eResearch Technology, Inc. and Astorg VII Co-Invest ERT		2nd Lien Term Loan	8.50% (1M LIBOR + 8.00%)	2/4/2028				9,193	9,193	(e)(f)
eResearch Technology, Inc. and Astorg VII Co-Invest ERT		2nd Lien Delayed Draw Term Loan	8.50% (1M LIBOR + 8.00%)	2/4/2028				1,343	672	(e)(h)
Evercommerce Solutions Inc		1st Lien Term Loan	3.75% (1M LIBOR + 3.25%)	7/6/2028				3,219	3,179	(e)
ExtraHop Networks, Inc.		1st Lien Term Loan	8.50% (3M LIBOR + 7.50%)	7/22/2027				1,620	1,620	(e)
ExtraHop Networks, Inc.		1st Lien Delayed Draw Term Loan	8.50% (3M LIBOR + 7.50%)	7/22/2027				933	163	(e)(h)
Frontline Technologies Group Holding LLC, Frontline Technologies Blocker Buyer, Inc., Frontline Technologies Holdings, LLC and Frontline Technologies Parent, LLC		1st Lien Term Loan	6.25% (3M LIBOR + 5.25%)	9/18/2023				4,296	4,296	(e)(f)
Frontline Technologies Group Holding LLC, Frontline Technologies Blocker Buyer, Inc., Frontline Technologies Holdings, LLC and Frontline Technologies Parent, LLC		1st Lien Delayed Draw Term Loan	6.25% (3M LIBOR + 5.25%)	9/18/2023				56	56	(e)
Gainwell Acquisition Corp.		1st Lien Term Loan	5.01% (3M LIBOR + 4.00%)	10/1/2027				7,079	7,061
Gilfoyle Bidco AB	Sweden	1st Lien Term Loan	6.25% (6M STIBOR + 6.25%)	9/4/2028			SEK	80,000	7,090	(e)(h)
Grab Holdings, Inc.	Singapore	1st Lien Term Loan	5.50% (3M LIBOR + 4.50%)	1/29/2026				7,483	7,296
GraphPAD Software, LLC		1st Lien Revolver		4/27/2027				2	—	(e)(h)
GraphPAD Software, LLC		1st Lien Term Loan	6.50% (3M LIBOR + 5.50%)	4/27/2027				1,994	1,994	(e)
GraphPAD Software, LLC		1st Lien Term Loan	7.00% (3M LIBOR + 6.00%)	4/27/2027				4,712	4,712	(e)(f)
GraphPAD Software, LLC		1st Lien Delayed Draw Term Loan		4/27/2027				436	—	(e)(h)
Heavy Construction Systems Specialists, LLC		1st Lien Revolver		11/16/2027				410	(8)	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Heavy Construction Systems Specialists, LLC		1st Lien Term Loan	6.50% (1M LIBOR + 5.75%)	11/16/2028				$4,157	$4,116	(e)(f)
Idera Inc		1st Lien Term Loan	4.50% (1M LIBOR + 3.75%)	3/2/2028				4,064	3,985
Idera Inc		2nd Lien Term Loan	7.50% (1M LIBOR + 6.75%)	3/2/2029				3,567	3,505	(e)
ION Trading Finance Limited	Ireland	1st Lien Term Loan	5.21% (1M LIBOR + 4.75%)	4/1/2028				4,010	3,973
Ishtar Bidco Norway AS	United Kingdom	1st Lien Delayed Draw Term Loan	8.22% (SONIA + 7.25%)	11/26/2025			₤	1,000	1,313	(e)(f)
Ivanti Software, Inc.		1st Lien Revolver		12/1/2025				460	(37)	(e)(h)
Ivanti Software, Inc.		1st Lien Term Loan	5.00% (3M LIBOR + 4.25%)	12/1/2027				5,921	5,829
Ivanti Software, Inc.		1st Lien Term Loan	4.75% (1M LIBOR + 4.00%)	12/1/2027				88	87
Ivanti Software, Inc.		2nd Lien Term Loan	7.77% (3M LIBOR + 7.25%)	12/1/2028				5,000	4,925
MA Financeco., LLC		1st Lien Term Loan	5.25% (3M LIBOR + 4.25%)	6/5/2025				2,532	2,506
Majesco and Magic Topco, L.P.		1st Lien Revolver		9/21/2026				624	—	(e)(h)
Majesco and Magic Topco, L.P.		1st Lien Term Loan	8.25% (3M LIBOR + 7.25%)	9/21/2027				7,972	7,972	(e)(f)
Maltese Bidco 1 Limited	United Kingdom	1st Lien Revolver		8/11/2028			₤	700	—	(e)(h)
Maltese Bidco 1 Limited	United Kingdom	1st Lien Term Loan	7.00% (6M EURIBOR + 7.00%)	2/11/2029				€3,600	3,985	(e)(f)
McAfee Corp.		1st Lien Term Loan	4.50% (SOFR + 4.00%)	3/1/2029				10,470	10,378
MeridianLink, Inc.		1st Lien Term Loan	4.01% (3M LIBOR + 3.00%)	11/10/2028				6,000	5,869
MH Sub I, LLC (Micro Holding Corp.)		1st Lien Term Loan	3.96% (1M LIBOR + 3.50%)	9/13/2024				5,450	5,377
MH Sub I, LLC (Micro Holding Corp.)		1st Lien Term Loan	4.75% (1M LIBOR + 3.75%)	9/13/2024				3,113	3,075
MH Sub I, LLC (WebMD Health Corp.)		2nd Lien Term Loan	6.71% (1M LIBOR + 6.25%)	2/23/2029				3,000	2,966	(i)
Mitchell International, Inc.		1st Lien Term Loan	4.25% (1M LIBOR + 3.75%)	10/15/2028				3,517	3,455
Mitchell International, Inc.		2nd Lien Term Loan	7.00% (3M LIBOR + 6.50%)	10/15/2029				11,352	11,217
MMIT Holdings, LLC		1st Lien Revolver		9/15/2027				651	—	(e)(h)
MMIT Holdings, LLC		1st Lien Term Loan	7.25% (3M LIBOR + 6.25%)	9/15/2027				7,610	7,610	(e)(f)
MRI Software LLC		1st Lien Revolver		2/10/2026				508	—	(e)(h)
MRI Software LLC		1st Lien Term Loan	6.50% (3M LIBOR + 5.50%)	2/10/2026				1,088	1,088	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
MRI Software LLC		1st Lien Term Loan	6.50% (3M LIBOR + 5.50%)	2/10/2026			$6,668	$6,668	(e)(f)
MRI Software LLC		1st Lien Delayed Draw Term Loan		2/10/2026			1,649	—	(e)(h)
Nortonlifelock Inc.		1st Lien Term Loan	2.50% (SOFR + 2.00%)	1/28/2029			5,360	5,288	(i)
Oakley Ekomid Limited	United Kingdom	1st Lien Term Loan	7.00% (3M EURIBOR + 6.75%)	6/23/2025			€2,363	2,615	(e)
Oakley Ekomid Limited	United Kingdom	1st Lien Delayed Draw Term Loan	7.00% (3M EURIBOR + 6.75%)	6/23/2025			€563	623	(e)
OpenMarket Inc.		1st Lien Term Loan	7.00% (3M LIBOR + 6.25%)	9/17/2026			7,011	6,871	(e)(f)
PDI TA Holdings, Inc., Peachtree Parent, Inc. and Insight PDI Holdings, LLC		1st Lien Revolver		10/24/2024			205	—	(e)(h)
PDI TA Holdings, Inc., Peachtree Parent, Inc. and Insight PDI Holdings, LLC		1st Lien Term Loan	5.50% (3M LIBOR + 4.50%)	10/24/2024			2,359	2,359	(e)(f)
PDI TA Holdings, Inc., Peachtree Parent, Inc. and Insight PDI Holdings, LLC		2nd Lien Term Loan	9.50% (3M LIBOR + 8.50%)	10/24/2025			1,107	1,107	(e)
PDI TA Holdings, Inc., Peachtree Parent, Inc. and Insight PDI Holdings, LLC		2nd Lien Term Loan	9.50% (3M LIBOR + 8.50%)	10/24/2025			245	245	(e)(f)
PDI TA Holdings, Inc., Peachtree Parent, Inc. and Insight PDI Holdings, LLC		2nd Lien Delayed Draw Term Loan	9.50% (3M LIBOR + 8.50%)	10/24/2025			138	138	(e)
Perforce Software, Inc.		1st Lien Term Loan	4.21% (1M LIBOR + 3.75%)	7/1/2026			1,195	1,179
Pluralsight, Inc.		1st Lien Revolver		4/6/2027			1,204	—	(e)(h)
Pluralsight, Inc.		1st Lien Term Loan	9.00% (3M LIBOR + 8.00%)	4/6/2027			16,506	16,506	(e)
ProfitSolv Purchaser, Inc. and PS Co-Invest, L.P.		1st Lien Revolver		3/5/2027			608	—	(e)(h)
ProfitSolv Purchaser, Inc. and PS Co-Invest, L.P.		1st Lien Term Loan	6.25% (1M LIBOR + 5.25%)	3/5/2027			3,795	3,795	(e)(f)
ProfitSolv Purchaser, Inc. and PS Co-Invest, L.P.		1st Lien Delayed Draw Term Loan	6.25% (1M LIBOR + 5.25%)	3/5/2027			2,553	529	(e)(h)
Project Boost Purchaser, LLC		1st Lien Term Loan	3.96% (1M LIBOR + 3.50%)	6/1/2026			2,474	2,444
Project Essential Bidco, Inc. and Project Essential Super Parent, Inc.		1st Lien Revolver		4/20/2027			121	(2)	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
Project Essential Bidco, Inc. and Project Essential Super Parent, Inc.		1st Lien Term Loan	6.75% (3M LIBOR + 5.75%)	4/20/2028			$4,088	$4,006	(e)(f)
Proofpoint, Inc.		1st Lien Revolver		8/31/2026			240	—	(e)(h)
Proofpoint, Inc.		1st Lien Term Loan	3.75% (3M LIBOR + 3.25%)	8/31/2028			7,062	6,979
Proofpoint, Inc.		2nd Lien Term Loan	6.75% (3M LIBOR + 6.25%)	8/31/2029			5,431	5,431	(e)
QF Holdings, Inc.		1st Lien Revolver		12/15/2027			317	—	(e)(h)
QF Holdings, Inc.		1st Lien Term Loan	7.25% (3M LIBOR + 6.25%)	12/15/2027			2,500	2,500	(e)(f)
QF Holdings, Inc.		1st Lien Term Loan	7.54% (3M LIBOR + 6.25%)	12/15/2027			1,313	1,313	(e)
QF Holdings, Inc.		1st Lien Delayed Draw Term Loan		12/15/2027			263	—	(e)(h)
QF Holdings, Inc.		1st Lien Delayed Draw Term Loan	7.54% (3M LIBOR + 6.25%)	12/15/2027			263	263	(e)
Raptor Technologies, LLC, Sycamore Bidco LTD and Rocket Parent, LLC		1st Lien Revolver		10/5/2027			498	(9)	(e)(h)
Raptor Technologies, LLC, Sycamore Bidco LTD and Rocket Parent, LLC		1st Lien Term Loan	7.00% (3M LIBOR + 6.00%)	10/5/2028			3,199	3,167	(e)(f)
RealPage, Inc.		2nd Lien Term Loan	7.25% (1M LIBOR + 6.50%)	4/23/2029			9,423	9,423	(e)(f)
Relativity ODA LLC		1st Lien Revolver		5/12/2027			1	—	(e)(h)
Relativity ODA LLC		1st Lien Term Loan	7.50% (1M LIBOR + 6.50%)	5/12/2027			6,892	6,892	(e)
RMS Holdco II, LLC & RMS Group Holdings, Inc.		1st Lien Revolver		12/16/2027			883	(18)	(e)(h)
RMS Holdco II, LLC & RMS Group Holdings, Inc.		1st Lien Term Loan	6.50% (3M LIBOR + 5.75%)	12/16/2027			7,211	7,139	(e)(f)
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.)		1st Lien Term Loan	3.71% (1M LIBOR + 3.25%)	12/31/2025			5,347	5,287
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.)		1st Lien Term Loan	4.21% (1M LIBOR + 3.75%)	9/3/2026			352	350
Smarsh Inc. and Skywalker TopCo, LLC		1st Lien Revolver		2/16/2029			227	(5)	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Smarsh Inc. and Skywalker TopCo, LLC		1st Lien Term Loan	7.25% (SOFR + 6.50%)	2/16/2029				$3,561	$3,525	(e)(f)
Smarsh Inc. and Skywalker TopCo, LLC		1st Lien Delayed Draw Term Loan		2/16/2029				890	(9)	(e)(h)
Sophia, L.P.		1st Lien Term Loan		10/7/2027				1,951	1,932	(i)
Sophia, L.P.		1st Lien Term Loan	4.26% (3M LIBOR + 3.25%)	10/7/2027				13,226	13,080
Sophia, L.P.		2nd Lien Term Loan	9.00% (3M LIBOR + 8.00%)	10/9/2028				10,498	10,498	(e)(f)
Storable, Inc. and EQT IX Co-Investment (E) SCSP		2nd Lien Term Loan	7.50% (SOFR + 6.75%)	4/16/2029				9,527	9,527	(e)(f)
Sundance Group Holdings, Inc.		1st Lien Revolver	7.75% (3M LIBOR + 6.50%)	7/2/2027				1	—	(e)(h)
Sundance Group Holdings, Inc.		1st Lien Term Loan	7.75% (3M LIBOR + 6.50%)	7/2/2027				1,510	1,510	(e)(f)
Sundance Group Holdings, Inc.		1st Lien Delayed Draw Term Loan		7/2/2027				453	—	(e)(h)
TCP Hawker Intermediate LLC		1st Lien Revolver	6.50% (3M LIBOR + 5.50%)	8/29/2025				458	321	(e)(h)
TCP Hawker Intermediate LLC		1st Lien Term Loan	6.50% (3M LIBOR + 5.50%)	8/28/2026				439	439	(e)(f)
TCP Hawker Intermediate LLC		1st Lien Term Loan	7.00% (3M LIBOR + 5.50%)	8/28/2026				2,317	2,317	(e)(f)
TCP Hawker Intermediate LLC		1st Lien Delayed Draw Term Loan	6.50% (3M LIBOR + 5.50%)	8/28/2026				983	983	(e)
TCP Hawker Intermediate LLC		1st Lien Delayed Draw Term Loan	7.00% (3M LIBOR + 5.50%)	8/31/2026				920	405	(e)(h)
The Ultimate Software Group, Inc. and H&F Unite Partners, L.P.		1st Lien Revolver	4.21% (1M LIBOR + 3.75%)	5/3/2024				1	—	(e)(h)
ThoughtWorks, Inc.		1st Lien Term Loan	3.25% (1M LIBOR + 2.75%)	3/24/2028				1,808	1,780
Tibco Software Inc		1st Lien Term Loan	4.21% (1M LIBOR + 3.75%)	6/30/2026				3,280	3,259	(i)
Tibco Software Inc		2nd Lien Term Loan	7.71% (1M LIBOR + 7.25%)	3/3/2028				5,005	4,987
TIGER UK BIDCO LIMITED	United Kingdom	1st Lien Delayed Draw Term Loan	6.90% (SONIA + 6.42%)	6/30/2028			₤	1,464	1,923	(e)
TIGER UK BIDCO LIMITED	United Kingdom	1st Lien Delayed Draw Term Loan	6.90% (SONIA + 6.42%)	6/30/2028			₤	5,529	7,262	(e)(f)
WebPT, Inc.		1st Lien Revolver		1/18/2028				216	—	(e)(h)
WebPT, Inc.		1st Lien Term Loan	7.75% (3M LIBOR + 6.75%)	1/18/2028				2,042	2,042	(e)
Wellness AcquisitionCo, Inc.		1st Lien Revolver		1/20/2027				504	—	(e)(h)
Wellness AcquisitionCo, Inc.		1st Lien Term Loan	6.50% (3M LIBOR + 5.50%)	1/20/2027				3,087	3,087	(e)(f)
Wellness AcquisitionCo, Inc.		1st Lien Delayed Draw Term Loan		1/20/2027				609	—	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
WorkWave Intermediate II, LLC		1st Lien Revolver		6/29/2027				$460	$—	(e)(h)
WorkWave Intermediate II, LLC		1st Lien Term Loan	8.00% (SOFR + 7.25%)	6/29/2027				4,162	4,162	(e)
WorkWave Intermediate II, LLC		1st Lien Delayed Draw Term Loan		6/29/2027				1,524	—	(e)(h)
WorkWave Intermediate II, LLC		1st Lien Delayed Draw Term Loan	8.00% (SOFR + 7.25%)	6/29/2027				1,359	1,359	(e)
									529,354		23.32%
Technology Hardware & Equipment
Chariot Buyer LLC		1st Lien Revolver	3.96% (1M LIBOR + 3.50%)	11/3/2026				100	27	(e)(h)
Chariot Buyer LLC		2nd Lien Term Loan	7.76% (3M LIBOR + 6.75%)	11/5/2029				13,662	13,526	(e)(f)
FL Hawk Intermediate Holdings, Inc.		1st Lien Revolver		2/22/2027				1,312	—	(e)(h)
FL Hawk Intermediate Holdings, Inc.		1st Lien Term Loan	5.75% (3M LIBOR + 4.75%)	2/22/2028				7,382	7,382	(e)(f)
FL Hawk Intermediate Holdings, Inc.		1st Lien Delayed Draw Term Loan		2/22/2028				1,017	—	(e)(h)
Helicopter 2021 BidCo ApS and Helicopter 2021 HoldCo ApSMWG BidCo ApS	Denmark	1st Lien Term Loan	6.90% (3M CIBOR + 6.90%)	2/29/2028			DKK	20,066	2,986	(e)
Helicopter 2021 BidCo ApS and Helicopter 2021 HoldCo ApSMWG BidCo ApS	Denmark	1st Lien Term Loan		2/29/2028			DKK	4,934	—	(e)(h)
Micromeritics Instrument Corp.		1st Lien Revolver		12/18/2025				331	—	(e)(h)
Micromeritics Instrument Corp.		1st Lien Term Loan	6.00% (3M LIBOR + 5.00%)	12/18/2025				2,392	2,392	(e)(f)
Repairify, Inc. and Repairify Holdings, LLC		1st Lien Revolver		6/14/2027				766	—	(e)(h)
Repairify, Inc. and Repairify Holdings, LLC		1st Lien Term Loan	6.00% (3M LIBOR + 5.00%)	6/14/2027				3,553	3,553	(e)(f)
Sorenson Communications, LLC		1st Lien Term Loan	6.51% (3M LIBOR + 5.50%)	3/17/2026				267	265
TGG TS Acquisition Company		1st Lien Term Loan	6.96% (1M LIBOR + 6.50%)	12/14/2025				1,465	1,455
ViaSat, Inc.		1st Lien Term Loan	5.00% (SOFR + 4.50%)	3/2/2029				4,687	4,658
Wildcat BuyerCo, Inc. and Wildcat Parent, LP		1st Lien Revolver		2/27/2026				255	—	(e)(h)
Wildcat BuyerCo, Inc. and Wildcat Parent, LP		1st Lien Term Loan	6.75% (3M LIBOR + 5.75%)	2/27/2026				3,212	3,212	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Wildcat BuyerCo, Inc. and Wildcat Parent, LP		1st Lien Delayed Draw Term Loan	6.75% (3M LIBOR + 5.75%)	2/27/2026				$421	$92	(e)(h)
Wildcat BuyerCo, Inc. and Wildcat Parent, LP		1st Lien Delayed Draw Term Loan	6.76% (3M LIBOR + 5.75%)	2/27/2026				1,069	1,069	(e)
									40,617		1.79%
Telecommunication Services
CB-SDG LIMITED MIDCO LIMITED	United Kingdom	1st Lien Delayed Draw Term Loan		4/3/2026			₤	317	(83)	(e)(h)(j)
CB-SDG LIMITED MIDCO LIMITED	United Kingdom	1st Lien Delayed Draw Term Loan		4/3/2026			₤	2,937	3,087	(e)(f)(g)(j)
CenturyLink Inc		1st Lien Term Loan	2.71% (1M LIBOR + 2.25%)	3/15/2027				3,084	2,998	(i)
Commify Limited	United Kingdom	1st Lien Delayed Draw Term Loan	6.50% (6M EURIBOR + 6.25%)	9/14/2026				€761	839	(e)
Commify Limited	United Kingdom	1st Lien Delayed Draw Term Loan	6.75% (1M EURIBOR + 6.50%)	9/14/2026				€973	277	(e)(h)
Commify Limited	United Kingdom	1st Lien Delayed Draw Term Loan	7.75% (6M EURIBOR + 7.50%)	9/14/2026				€2,771	3,133	(e)(f)
Delta Topco, Inc.		1st Lien Term Loan	4.50% (3M LIBOR + 3.75%)	12/1/2027				1,461	1,435
Delta Topco, Inc.		2nd Lien Term Loan	8.00% (3M LIBOR + 7.25%)	12/1/2028				4,129	4,039
Iridium Satellite LLC		1st Lien Term Loan	3.25% (1M LIBOR + 2.50%)	11/4/2026				4,751	4,708	(i)
Zayo Group Holdings, Inc		1st Lien Term Loan	3.46% (1M LIBOR + 3.00%)	3/9/2027				2,631	2,558
									22,991		1.01%
Transportation
Commercial Trailer Leasing, Inc.		1st Lien Revolver		1/19/2026				741	—	(e)(h)
Commercial Trailer Leasing, Inc.		1st Lien Term Loan	7.25% (SOFR + 6.25%)	1/19/2026				12,196	12,196	(e)(f)
Commercial Trailer Leasing, Inc.		1st Lien Delayed Draw Term Loan	7.25% (SOFR + 6.25%)	1/19/2026				1,458	1,161	(e)(h)
Commercial Trailer Leasing, Inc.		2nd Lien Term Loan	13.00%	1/19/2027				2,222	2,222	(e)(f)
First Student Bidco Inc.		1st Lien Term Loan	3.50% (3M LIBOR + 3.00%)	7/21/2028				10,621	10,524	(i)
Neovia Logistics Holdings, LP		1st Lien Term Loan	7.54% (3M LIBOR + 6.50%)	5/8/2024				689	650	(e)
Neovia Logistics Holdings, LP		2nd Lien Term Loan		11/8/2024				1,408	1,202	(e)(j)
PODS, LLC		1st Lien Term Loan	3.75% (3M LIBOR + 3.00%)	3/31/2028				6,434	6,358
Shur-Co Acquisition, Inc. and Shur-Co HoldCo, Inc.		1st Lien Revolver	7.00% (3M LIBOR + 6.00%)	6/30/2027				441	206	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
Shur-Co Acquisition, Inc. and Shur-Co HoldCo, Inc.		1st Lien Term Loan	7.00% (3M LIBOR + 6.00%)	6/30/2027			$2,372	$2,372	(e)(f)
								36,891		1.62%
Utilities
Scholt Energy BV	Netherlands	1st Lien Term Loan	7.00% (3M EURIBOR + 7.00%)	8/20/2028			€9,500	9,990	(e)(f)
WIN Waste Innovations Holdings Inc.		1st Lien Term Loan	3.76% (3M LIBOR + 2.75%)	3/24/2028			5,970	5,914
								15,904		0.70%

TOTAL SENIOR LOANS (Cost $2,378,012)								2,379,265		104.77%

SUBORDINATED LOANS(b)(c)(d)(e)
Commercial & Professional Services
Visual Edge Technology, Inc.		Subordinated Term Loan		9/3/2024			243	214	(j)
								214		0.01%
Consumer Services
KeyStone Sub-Debt HoldCo, LLC		Subordinated Term Loan	10.00%	1/20/2027			9,369	9,369
								9,369		0.41%
Diversified Financials
eCapital Finance Corp.	Canada	Subordinated Term Loan	7.75% (1M LIBOR + 7.25%)	1/31/2025			11,231	11,231
eCapital Finance Corp.	Canada	Subordinated Delayed Draw Term Loan	7.75% (1M LIBOR + 7.25%)	1/31/2025			2,803	2,803
								14,034		0.62%

TOTAL SUBORDINATED LOANS (Cost $22,838)								23,617		1.04%

CORPORATE BONDS(b)(c)
Capital Goods
American Builders & Contractors Supply Co., Inc.			3.88%	11/15/2029			392	366	(d)
American Builders & Contractors Supply Co., Inc.			4.00%	1/15/2028			3,000	2,895	(d)
Cargo Aircraft Management			4.75%	2/1/2028			2,647	2,584	(d)
LBM Acquisition LLC			6.25%	1/15/2029			8,174	7,656	(d)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Pike Corporation			5.50%	9/1/2028				$1,000	$943	(d)
PowerTeam Services, LLC			9.03%	12/4/2025				12,790	12,795	(d)
Redwood Star Merger Sub Inc			8.75%	4/1/2030				500	479	(d)(i)
Specialty Building Products Holdings, LLC			6.38%	9/30/2026				4,620	4,698	(d)
SRS Distribution Inc.			6.00%	12/1/2029				5,000	4,625	(d)
Tutor Perini Corporation			6.88%	5/1/2025				7,988	7,597	(d)
									44,638		1.96%
Commercial & Professional Services
GFL Environmental Inc.	Canada		4.38%	8/15/2029				1,475	1,366	(d)
Nest Topco Borrower Inc., KKR Nest Co-Invest L.P., and NBLY 2021-1			3.58%	4/30/2051				25	23	(d)(e)
									1,389		0.06%
Consumer Durables & Apparel
Ashton Woods USA LLC			4.63%	8/1/2029				1,600	1,411	(d)
Ashton Woods USA LLC			4.63%	4/1/2030				520	452	(d)
									1,863		0.08%
Consumer Services
1011778 BC ULC	Canada		4.00%	10/15/2030				2,001	1,816	(d)
1011778 BC ULC	Canada		4.38%	1/15/2028				1,961	1,883	(d)
AUTHB 2021-1			3.73%	7/30/2051				25	23	(d)(e)
Gamenet Group SpA	Italy		5.13%	7/15/2025				€2,000	2,184
Peninsula Pacific Entertainment, LLC			8.50%	11/15/2027				3,085	3,413	(d)
SERV 2020-1			3.34%	1/30/2051				25	22	(d)(e)
Stonegate Pub Co Financing 2019 PLC	United Kingdom		8.00%	7/13/2025			₤	2,000	2,667
									12,008		0.53%
Diversified Financials
BCC Blueprint Holdings I, LLC and BCC Blueprint Investments, LLC			9.30%	9/15/2026				625	625	(e)
BCP V Modular Services Finance II PLC	United Kingdom		6.13%	11/30/2028			₤	1,280	1,594
BCP V Modular Services Finance II PLC	United Kingdom		6.13%	11/30/2028			₤	1,000	1,245	(d)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
Cerved Group SPA	Italy		5.25% (3M EURIBOR + 5.25%)	2/15/2029			€4,684	$5,156	(d)
Coinbase Global Inc			3.63%	10/1/2031			1,575	1,343	(d)
Shiba Bidco SpA	Italy		4.50%	10/31/2028			€2,000	2,125
WAX 2022-1			5.50%	3/15/2052			19,000	18,419	(d)(e)(i)
								30,507		1.34%
Energy
Ascent Rescources LLC			9.00%	11/1/2027			688	943	(d)
Blue Racer Midstream LLC			7.63%	12/15/2025			1,652	1,726	(d)
Cheniere Energy Partners LP			4.00%	3/1/2031			300	291
CITGO Holding Inc			9.25%	8/1/2024			4,000	4,040	(d)
Exterran Energy Solutions, L.P.			8.13%	5/1/2025			3,100	3,126
ITT Holdings LLC			6.50%	8/1/2029			7,137	6,593	(d)
Laredo Petroleum Inc			9.50%	1/15/2025			451	470
New Fortress Energy Inc			6.50%	9/30/2026			8,000	7,900	(d)
Summit Midstream Partners LP			5.75%	4/15/2025			596	487
								25,576		1.13%
Food & Staples Retailing
BUNDT 2021-1			2.99%	7/30/2051			25	23	(d)(e)
								23		0.00%
Food & Beverage
Simmons Foods, Inc.			4.63%	3/1/2029			3,500	3,281	(d)
Triton Water Holdings, Inc.			6.25%	4/1/2029			100	86	(d)
								3,367		0.15%
Healthcare Equipment & Services
Air Methods Corporation			8.00%	5/15/2025			8,017	6,935	(d)
Lifepoint Health Inc			4.38%	2/15/2027			1,613	1,561	(d)
Mozart Debt Merger Sub Inc.			3.88%	4/1/2029			3,500	3,233	(d)
Team Health Holdings, Inc.			6.38%	2/1/2025			5,898	5,293	(d)
								17,022		0.75%
Insurance
Ardonagh Midco 2 plc and Ardonagh Midco 3 plc	United Kingdom		11.50%	1/15/2027			39	41	(d)
NFP Corp.			6.88%	8/15/2028			2,624	2,499	(d)
								2,540		0.11%
Materials

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
Chemours Company, The			4.63%	11/15/2029			$3,003	$2,754	(d)
CONSTELLIUM SE	France		5.63%	6/15/2028			1,000	1,004	(d)
Freeport-McMorman Copper & Gold, Inc.			4.63%	8/1/2030			2,597	2,655
Freeport-McMorman Copper & Gold, Inc.			5.40%	11/14/2034			807	896
Kobe US Midco 2 Inc			9.25%	11/1/2026			666	646	(d)
Mauser Packaging Solutions Holding Company			7.25%	4/15/2025			8,968	8,888	(d)
Venator Materials PLC	Luxembourg		5.75%	7/15/2025			4,245	3,438	(d)
Venator Materials PLC	Luxembourg		9.50%	7/1/2025			287	300	(d)
								20,581		0.91%
Media & Entertainment
Altice Financing S.A.	Luxembourg		5.00%	1/15/2028			7,000	6,304	(d)
Aventine Intermediate LLC & Aventine Holdings II LLC			10.25%	12/23/2030			10,965	10,855	(e)
CCO Holdings LLC			4.25%	2/1/2031			969	879	(d)
CSC Holdings LLC			3.38%	2/15/2031			4,000	3,370	(d)
CSC Holdings LLC			4.50%	11/15/2031			870	779	(d)
CSC Holdings LLC			4.63%	12/1/2030			2,000	1,673	(d)
Dolya Holdco 18 DAC	Ireland		5.00%	7/15/2028			3,000	2,880	(d)
Telenet Finance Luxembourg Notes Sarl	Luxembourg		5.50%	3/1/2028			400	389	(d)
								27,129		1.18%
Real Estate
Brookfield Property REIT Inc			5.75%	5/15/2026			4,183	4,145	(d)
HAT Holdings I LLC			3.75%	9/15/2030			4,880	4,392	(d)
Iron Mountain Inc			4.88%	9/15/2029			1,049	999	(d)
Iron Mountain Inc			5.25%	7/15/2030			4,089	4,007	(d)
								13,543		0.60%
Retailing
Carvana Co			4.88%	9/1/2029			750	626	(d)
HSE Finance S.a.r.l	Luxembourg		5.75% (3M EURIBOR + 5.75%)	10/15/2026			€4,034	4,374
SCIH Salt Holdings Inc.			4.88%	5/1/2028			3,009	2,846	(d)
								7,846		0.35%
Software & Services

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
AffiniPay Midco, LLC and AffiniPay Intermediate Holdings, LLC			12.75%	2/28/2028			$3,162	$3,162	(e)
Castle US Holding Corporation			9.50%	2/15/2028			594	589	(d)
CommScope Technologies LLC			6.00%	6/15/2025			373	356	(d)
Condor Merger Sub Inc			7.38%	2/15/2030			1,000	958	(d)
Insightful Science Intermediate I, LLC			10.50%	4/28/2032			1,408	1,408	(e)
MicroStrategy Inc			0.00%	2/15/2027			1,000	714
								7,187		0.32%
Technology Hardware & Equipment
Avaya Holdings Corp			6.13%	9/15/2028			1,302	1,284	(d)
CommScope Inc			8.25%	3/1/2027			6,553	6,383	(d)
ViaSat, Inc.			6.50%	7/15/2028			2,790	2,678	(d)
								10,345		0.46%
Telecommunication Services
Telesat Canada / Telesat LLC	Canada		5.63%	12/6/2026			5,420	4,133	(d)
Telesat Canada / Telesat LLC	Canada		6.50%	10/15/2027			2,509	1,232	(d)
								5,365		0.24%
Transportation
Promontoria Holding 264 BV	Netherlands		6.13% (3M EURIBOR + 6.13%)	3/1/2027			€5,298	5,865	(d)
								5,865		0.26%
Utilities
Calpine Corporation			4.50%	2/15/2028			1,750	1,707	(d)
Vistra Energy Corp			7.00%	6/15/2170			7,500	7,303	(d)
								9,010		0.40%

TOTAL CORPORATE BONDS (Cost $256,640)								245,804		10.83%

COLLATERALIZED LOAN OBLIGATIONS - DEBT(b)(c)(d)(e)
AIMCO 2021-15	Cayman Islands		6.19% (3M LIBOR + 5.95%)	10/17/2034			750	728
AMMC 2012-11	Cayman Islands		6.10% (3M LIBOR + 5.80%)	4/30/2031			1,500	1,352

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
AMMC 2017-21A	Cayman Islands		6.81% (3M LIBOR + 6.50%)	11/2/2030			$100	$94
AMMC 2018-22	Cayman Islands		5.76% (3M LIBOR + 5.50%)	4/25/2031			750	700
APID 2015-20	Cayman Islands		8.94% (3M LIBOR + 8.70%)	7/16/2031			250	227
ATCLO 2016-7	Cayman Islands		8.56% (3M LIBOR + 8.05%)	11/27/2031			1,750	1,402
ATRM 9	Cayman Islands		6.96% (3M LIBOR + 6.45%)	5/28/2030			1,000	967
ATRM 13	Cayman Islands		6.31% (3M LIBOR + 6.05%)	11/21/2030			900	869
BCC 2019-2	Cayman Islands		6.56% (3M LIBOR + 6.32%)	10/17/2032			1,250	1,202
BCC 2019-4	Cayman Islands		8.33% (SOFR + 7.99%)	4/23/2035			6,000	5,922
BCC 2021-3	Cayman Islands		6.76% (3M LIBOR + 6.50%)	7/24/2034			500	485
BCC 2022-2	Jersey			4/22/2035			8,000	7,920	(i)(l)
CANYC 2018-1	Cayman Islands		5.99% (3M LIBOR + 5.75%)	7/15/2031			850	795
CANYC 2020-1	Cayman Islands		6.59% (3M LIBOR + 6.35%)	7/15/2034			1,452	1,375
CIFC 2014-3	Cayman Islands		6.36% (3M LIBOR + 6.10%)	10/22/2031			522	497
DEN12 2016-1	Cayman Islands		6.14% (3M LIBOR + 5.90%)	4/15/2031			750	668
DEN14 2016-1	Cayman Islands		8.36% (3M LIBOR + 8.10%)	10/23/2031			250	196
DEN14 2016-1	Cayman Islands		6.61% (3M LIBOR + 6.35%)	10/23/2031			750	667
DEN16 2018-1	Cayman Islands		2.85% (3M LIBOR + 2.60%)	1/20/2030			1,500	1,404
DRSLF 2013-28	Cayman Islands		8.26% (3M LIBOR + 7.75%)	8/15/2030			500	473
DRSLF 2018-55	Cayman Islands		5.64% (3M LIBOR + 5.40%)	4/15/2031			375	358
DRSLF 2018-57	Cayman Islands		5.71% (3M LIBOR + 5.20%)	5/15/2031			500	460
DRSLF 2018-58	Cayman Islands		5.59% (3M LIBOR + 5.35%)	7/17/2031			1,000	950
DRSLF 2018-70	Cayman Islands		6.29% (3M LIBOR + 6.05%)	1/16/2032			250	242
ELMW8 2021-1	Cayman Islands		8.25% (3M LIBOR + 8.00%)	1/20/2034			750	735
GLD10 2015-10	Cayman Islands		5.90% (3M LIBOR + 5.65%)	7/20/2031			750	720
ICG 2018-1	Cayman Islands		5.41% (3M LIBOR + 5.15%)	4/21/2031			500	446

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)	Percentage of Net Assets
INGIM 2013-3	Cayman Islands		6.14% (3M LIBOR + 5.90%)	10/18/2031			$1,250	$1,145
KKR 34	Cayman Islands		7.09% (3M LIBOR + 6.85%)	7/15/2034			600	586
KKR 2022-41	Cayman Islands		7.39% (SOFR + 6.70%)	4/15/2035			1,500	1,481
MDPK 2014-14	Cayman Islands		8.03% (3M LIBOR + 7.77%)	10/22/2030			1,000	877
MDPK 2016-22	Cayman Islands		6.94% (3M LIBOR + 6.70%)	1/15/2033			550	538
MDPK 2018-27	Cayman Islands		5.25% (3M LIBOR + 5.00%)	4/20/2030			650	612
MDPK 2018-28	Cayman Islands		7.84% (3M LIBOR + 7.60%)	7/15/2030			500	474
MDPK 2020-46	Cayman Islands		6.49% (3M LIBOR + 6.25%)	10/15/2034			250	241
OCT35 2018-1	Cayman Islands		5.45% (3M LIBOR + 5.20%)	1/20/2031			1,500	1,379
OHALF 2015-1	Cayman Islands		6.86% (3M LIBOR + 6.65%)	1/19/2037			860	841
OHALF 2016-1	Cayman Islands		6.60% (3M LIBOR + 6.35%)	1/20/2033			4,000	3,881
PIPK 2021-7	Cayman Islands		7.25% (3M LIBOR + 6.75%)	2/25/2034			1,000	964
RRAM 2019-6	Cayman Islands		6.09% (3M LIBOR + 5.85%)	4/15/2036			2,700	2,644
RSRVA 2016-3	Cayman Islands		6.74% (3M LIBOR + 6.50%)	1/18/2034			500	486
VENTR 2019-36	Cayman Islands		7.17% (3M LIBOR + 6.92%)	4/20/2032			300	273
VENTR 2019-37	Cayman Islands		7.19% (3M LIBOR + 6.95%)	7/15/2032			3,000	2,839
VOYA 2019-4	Cayman Islands		6.95% (3M LIBOR + 6.71%)	1/15/2035			500	484
WELF 2017-3	Cayman Islands		5.79% (3M LIBOR + 5.55%)	1/17/2031			1,000	925
WELF 2018-3	Cayman Islands		6.50% (3M LIBOR + 6.25%)	1/20/2032			250	236
WOODS 2018-12	Cayman Islands		6.61% (3M LIBOR + 5.79%)	6/15/2031			750	666
TOTAL COLLATERALIZED LOAN OBLIGATIONS - DEBT (Cost $54,904)								53,426	2.35%

COLLATERALIZED LOAN OBLIGATIONS - EQUITY(d)(e)
AIMCO 2020-11	Cayman Islands		21.11%	10/17/2034			7,258	7,176

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)	Percentage of Net Assets
AIMCO 2021-16	Cayman Islands		16.63%	1/17/2035			$5,600	$5,473
ALLEG 2018-2	Cayman Islands		14.67%	7/15/2031			2,150	1,146
ANCHC 2021-20	Cayman Islands		0.00%	1/20/2035			4,650	4,020
ANCHF 2016-3	Cayman Islands		11.10%	1/28/2039			520	442
ATRM 15	Cayman Islands		13.55%	1/23/2031			4,080	2,632
AVERY 2015-6	Cayman Islands		104.61%	8/5/2027			314	43
BABSN 2021-2	Cayman Islands		14.35%	7/15/2034			5,000	4,693
BCC 2017-2	Cayman Islands		16.24%	7/25/2034			3,461	3,127
BCC 2018-1	Cayman Islands		31.07%	4/23/2031			1,420	918
BCC 2019-1	Cayman Islands		21.10%	4/18/2032			1,400	1,058
BCC 2019-2	Cayman Islands		23.98%	10/17/2032			810	666
BCC 2020-1	Cayman Islands		28.35%	4/18/2033			1,250	1,111
BCC 2020-2	Cayman Islands		37.11%	7/19/2034			800	637
BCC 2021-2	Cayman Islands		14.98%	7/16/2034			1,000	769
BCC 2022-1	Cayman Islands		16.63%	4/18/2035			6,750	5,969
CANYC 2019-1	Cayman Islands		18.42%	4/15/2032			2,798	2,004
CEDF 2016-5	Cayman Islands		24.34%	7/17/2031			2,000	1,674
CEDF 2017-8	Cayman Islands		15.15%	10/17/2034			365	215
CGMS 2013-1	Cayman Islands		20.32%	8/14/2030			500	196
CGMS 2018-3	Cayman Islands		13.31%	10/15/2030			750	393
CGMS 2018-4	Cayman Islands		16.97%	1/20/2031			2,310	1,555
CGMS 2019-3	Cayman Islands		19.29%	10/20/2032			3,875	3,109
CIFC 2015-4	Cayman Islands		12.89%	4/20/2034			2,252	1,062
CIFC 2018-5	Cayman Islands		18.81%	1/15/2032			625	431
CIFC 2019-1	Cayman Islands		22.21%	4/20/2032			1,500	1,095
CIFC 2019-FAL	Cayman Islands		11.17%	1/20/2033			2,175	1,806
CIFC 2020-3	Cayman Islands		19.46%	10/20/2034			1,000	927
CIFC 2021-5	Cayman Islands		14.68%	7/15/2034			5,200	4,633
DRSLF 2013-28	Cayman Islands		24.05%	8/15/2030			1,406	426
DRSLF 2016-43	Cayman Islands		24.72%	4/20/2034			1,610	1,053
DRSLF 2018-58	Cayman Islands		20.88%	7/17/2031			3,125	2,077
DRSLF 2020-78	Cayman Islands		12.97%	4/17/2033			10,625	9,288
DRSLF 2022-98	Cayman Islands		16.63%	4/20/2035			5,000	4,565
Eastland Investors Corp	Cayman Islands		0.00%	5/1/2022			—	132

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)	Percentage of Net Assets
ELM11 2021-4	Cayman Islands		0.00%	10/20/2034			$4,050	$3,930
ELMW5 2020-2	Cayman Islands		27.49%	7/24/2031			2,500	2,437
HRPK 2020-1	Cayman Islands		0.00%	4/20/2034			3,500	3,075
ICG 2018-2	Cayman Islands		21.62%	7/22/2031			1,650	983
ICG 2020-1	Cayman Islands		0.00%	1/20/2035			500	369
ICG 2021-1	Cayman Islands		14.94%	4/17/2034			2,600	2,027
INVCO 2021-3	Cayman Islands		0.00%	10/22/2034			4,022	2,992
IVZ 2021-2	Cayman Islands		0.00%	7/15/2034			44	11
IVZ 2021-2	Cayman Islands		15.20%	7/15/2034			440	340
MAGNE 2012-6	Cayman Islands		0.00%	9/15/2023			1,241	—
MAGNE 2020-28	Cayman Islands		18.50%	1/20/2035			5,250	4,673
MDPK 2016-22	Cayman Islands		11.68%	1/15/2033			7,400	5,066
MDPK 2018-28	Cayman Islands		15.84%	7/15/2030			3,000	2,016
MDPK 2018-31	Cayman Islands		16.39%	1/23/2048			4,250	3,209
MDPK 2018-32	Cayman Islands		28.54%	1/22/2048			1,250	961
MDPK 2019-37	Cayman Islands		22.35%	7/15/2049			7,500	7,146
MDPK 2021-50	Cayman Islands		11.45%	4/19/2034			2,500	2,322
MDPK 2021-59	Cayman Islands		16.63%	1/18/2034			6,000	6,275
MDPK 2022-53	Cayman Islands		16.63%	4/21/2035			6,000	5,400
NBCLO 2017-1	Cayman Islands		57.88%	7/25/2030			250	143
NEUB 2016-23	Cayman Islands		0.00%	10/17/2027			29	1
OAKC 2012-7	Cayman Islands		32.84%	2/20/2034			500	298
OAKC 2014-10R	Cayman Islands		9.79%	4/20/2034			1,493	721
OAKC 2014-10R	Cayman Islands		10.68%	4/20/2034			750	362
OAKC 2017-15	Cayman Islands		18.00%	1/20/2030			1,360	912
OAKC 2021-16	Cayman Islands		0.00%	10/18/2034			4,575	4,395
OAKCL 2018-1	Cayman Islands		14.89%	10/20/2030			2,850	1,444
OAKCL 2019-2	Cayman Islands		21.71%	4/15/2031			3,860	2,324
OAKCL 2019-3	Cayman Islands		17.41%	10/20/2034			6,229	4,242
OHALF 2013-1	Cayman Islands		14.93%	7/23/2031			876	392
OHALF 2016-1	Cayman Islands		15.81%	1/20/2033			8,800	6,799
RESPK 2020-1	Cayman Islands		0.00%	10/15/2034			703	—
RESPK 2020-1	Cayman Islands		19.06%	10/15/2034			703	500
ROCKP 2021-1	Cayman Islands		24.63%	4/20/2034			2,100	52

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
ROCKP 2021-1	Cayman Islands		32.64%	4/20/2034			$2,100	$66
ROCKP 2021-1	Cayman Islands		12.05%	4/20/2034			2,100	1,618
RRAM 2017-2	Cayman Islands		11.19%	10/15/2117			500	378
RRAM 2019-6	Cayman Islands		12.37%	4/15/2036			1,000	1,011
RRAM 2020-8	Cayman Islands		12.41%	4/15/2120			550	467
RRAM 2021-14	Cayman Islands		11.90%	4/15/2121			750	635
RRAM 2021-17	Cayman Islands		0.00%	7/15/2034			1,000	853
RRAM 2021-19	Cayman Islands		12.05%	10/15/2035			1,166	1,006
SPEAK 2018-5	Cayman Islands		16.80%	4/25/2031			2,500	1,538
SPEAK 2020-8	Cayman Islands		14.79%	4/20/2033			6,350	5,302
STCR 2017-1	Cayman Islands		14.86%	10/15/2030			250	114
SYMPHONY CLO XI LTD	Cayman Islands		16.63%	1/17/2025			1	—
WELF 2017-3	Cayman Islands		19.44%	1/17/2031			250	132
WELF 2018-3	Cayman Islands		20.33%	1/20/2032			2,400	1,471
WELF 2020-1	Cayman Islands		17.19%	4/15/2033			5,955	4,287
WLLMN 2021-1	Cayman Islands		0.00%	7/15/2034			2,550	—
WLLMN 2021-1	Cayman Islands		12.72%	7/15/2034			2,550	2,108
WLLMN 2021-1	Cayman Islands		6.86%	7/15/2034			2,550	—
YCLO 2019-2	Cayman Islands		19.11%	1/22/2033			4,000	3,415
TOTAL COLLATERALIZED LOAN OBLIGATIONS - EQUITY (Cost $164,779)								176,739		7.78%

COMMON STOCKS(d)
Automobiles & Components
Automotive Keys Group, LLC and Automotive Keys Investor, LLC		Class A			11/6/2020	37,749		—	(e)(k)
Highline Aftermarket Acquisition, LLC, Highline Aftermarket SC Acquisition, Inc. and Highline PPC Blocker LLC					11/4/2020	500		30	(e)(k)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
Mavis Tire Express Services Topco Corp., Metis HoldCo, Inc., and Metis TopCo, LP					5/4/2021	50		$59	(e)(k)
Sun Acquirer Corp. and Sun TopCo, LP		Class A			9/8/2021	1,000		130	(e)(k)
								219		0.01%
Capital Goods
Dynamic NC Aerospace Holdings, LLC and Dynamic NC Investment Holdings, LP					12/30/2020	50,000		49	(e)(k)
Kene Acquisition, Inc. and Kene Holdings, L.P.		Class A			8/8/2019	50,000		63	(e)(k)
Tutor Perini Corporation					5/19/2021	12,650		136	(k)
								248		0.01%
Commercial & Professional Services
Capstone Acquisition Holdings, Inc. and Capstone Parent Holdings, LP		Class A			11/12/2020	50		71	(e)(k)
HH-Stella, Inc. and Bedrock Parent Holdings, LP		Class A			4/22/2021	500		47	(e)(k)
IRI Holdings, Inc., IRI Group Holdings, Inc. and IRI Parent, L.P.		Class A-1			11/29/2018	250		83	(e)(k)
Laboratories Bidco LLC and Laboratories Topco LLC		Class A			7/23/2021	33,333		48	(e)(k)
Nest Topco Borrower Inc., KKR Nest Co-Invest L.P., and NBLY 2021-1					9/28/2021	50,000		52	(e)(k)
North American Fire Holdings, LLC and North American Fire Ultimate Holdings, LLC					5/19/2021	68,175		178	(e)(k)
RC V Tecmo Investor LLC					8/14/2020	50,000		104	(e)(k)
Registrar Intermediate, LLC and PSP Registrar Co-Investment Fund, L.P.		Class A			8/26/2021	50,000		54	(e)(k)
Schill Landscaping and Lawn Care Services LLC and Landscape Parallel Partners, L.P.		Class D			12/16/2021	13		32	(e)(k)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
SSE Buyer, Inc., Supply Source Enterprises, Inc., Impact Products LLC, The Safety Zone, LLC and SSE Parent, LP		Class A-1			6/30/2020	25		$6	(e)(k)
SSE Buyer, Inc., Supply Source Enterprises, Inc., Impact Products LLC, The Safety Zone, LLC and SSE Parent, LP		Class A-2			6/30/2020	25		6	(e)(k)
Tiger Parent Inc. (IPS)					11/22/2021	268		3,574	(e)(k)
								4,255		0.19%
Consumer Durables & Apparel
Centric Brands LLC and Centric Brands GP LLC					10/9/2020	9,495		392	(e)(k)
DRS Holdings III, Inc. and DRS Holdings I, Inc.					11/1/2019	50		75	(e)(k)
								467		0.02%
Consumer Services
Essential Services Holding Corporation and OMERS Mahomes Investment Holdings LLC		Class A			11/16/2020	16		82	(e)(k)
LSP Holdco, LLC and ZBS Mechanical Group Co-Invest Fund 2, LLC					10/7/2021	50,000		133	(e)(k)
SV-Burton Holdings, LLC & LBC Breeze Holdings LLC		Class A			12/6/2021	50		50	(e)(k)
								265		0.01%
Diversified Financials
Apollo Tactical Income Fund Inc					1/12/2021	811		12
BCC Blueprint Holdings I, LLC and BCC Blueprint Investments, LLC					9/15/2021	578,523		510	(e)(k)
Blackstone Strategic Credit Fund					10/28/2020	3,073		40
Blackstone/GSO Long-Short Credit Income Fund					1/14/2021	70		1
LaRousseCo Limited and SaintMichelCo Limited	Jersey	Class A			9/24/2021	6,784		653	(e)(k)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
Owl Rock Capital Corp					8/18/2020	2,500		$37
Sera 2021 LLC		Class A			3/30/2021	3		—	(e)(k)
The Mather Group, LLC, TVG-TMG Topco, Inc., and TVG-TMG Holdings, LLC					3/31/2022	50		—	(e)(k)
The Ultimus Group Midco, LLC, The Ultimus Group, LLC, and The Ultimus Group Aggregator, LP		Class A			2/1/2019	—		—	(e)(k)
The Ultimus Group Midco, LLC, The Ultimus Group, LLC, and The Ultimus Group Aggregator, LP		Class B			2/1/2019	1,791		—	(e)(k)
								1,253		0.06%
Energy
Antero Resources Corp					7/28/2021	16,111		492	(k)
Summit Midstream Partners LP					2/25/2022	20,000		297	(k)
Sundance Energy Inc.					4/23/2018	2,602		1,060	(e)(k)
								1,849		0.08%
Food & Staples Retailing
DecoPac, Inc. and KCAKE Holdings Inc.					5/14/2021	50		52	(e)(k)
ZB Holdco LLC & ZB Parent LLC					2/9/2022	50		50	(e)(k)
								102		0.00%
Food & Beverage
CHG PPC Parent LLC & PPC CHG Blocker LLC					12/10/2021	1		51	(e)(k)
Sanderson Farms Inc					9/9/2021	2,821		529
								580		0.03%
Healthcare Equipment & Services
Athenahealth Group Inc., Minerva Holdco, Inc. and BCPE Co-Invest (A), LP		Class A			2/15/2022	45,000		45	(e)(k)
Bearcat Buyer, Inc. and Bearcat Parent, Inc.					7/9/2019	51		138	(e)(k)
Crown CT Parent Inc., Crown CT HoldCo Inc. and Crown CT Management LLC		Class A			3/8/2022	4		43	(e)(k)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
Crown CT Parent Inc., Crown CT HoldCo Inc. and Crown CT Management LLC					3/8/2022	1		$7	(e)(k)
CVP Holdco, Inc. and OMERS Wildcats Investment Holdings LLC		Class A			10/31/2019	169		86	(e)(k)
Olympia Acquisition, Inc., Olympia TopCo, L.P. and Asclepius Holdings LLC		Class A			9/24/2019	50,000		—	(e)(k)
Olympia Acquisition, Inc., Olympia TopCo, L.P. and Asclepius Holdings LLC					2/28/2022	448		—	(e)(f)(k)
Premise Health Holding Corp. and OMERS Bluejay Investment Holdings LP		Class A			7/10/2018	25		45	(e)(k)
SiroMed Physician Services, Inc. and SiroMed Equity Holdings, LLC					3/26/2018	3,703		4	(e)(k)
VPP Intermediate Holdings, LLC and VPP Group Holdings, L.P.					12/1/2021	50		47	(e)(k)
								415		0.02%
Household & Personal Products
CDI Holdings III Corp. and CDI Holdings I Corp.					12/22/2021	50		50	(e)(k)
Premier Specialties, Inc. and RMCF V CIV XLIV, L.P.					8/20/2021	50,000		35	(e)(k)
								85		0.00%
Insurance
High Street Buyer, Inc. and High Street Holdco LLC		Series A	10.00%		4/16/2021	50,000		80	(e)(g)
High Street Buyer, Inc. and High Street Holdco LLC		Series C	10.00%		4/16/2021	437,659		698	(e)(g)
SageSure Holdings, LLC & Insight Catastrophe Group, LLC		Series A			2/18/2022	2		50	(e)(k)
								828		0.04%
Materials
ASP-r-pac Acquisition Co LLC and ASP-r-pac Holdings LP		Class A			12/29/2021	500		50	(e)(k)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
Berry Global Group Inc					6/11/2020	4,487		$260	(k)
Nelipak Holding Company, Nelipak European Holdings Cooperatief U.A., KNPAK Holdings, LP and PAKNK Netherlands Treasury B.V.		Class A			7/2/2019	100,000		94	(e)(k)
Novipax Buyer, L.L.C. and Novipax Parent Holding Company, L.L.C.		Class C			12/1/2020	50		—	(e)(k)
Plaskolite PPC Intermediate II LLC and Plaskolite PPC Blocker LLC					12/14/2018	10		2	(e)(k)
								406		0.02%
Media & Entertainment
Storm Investment S.a.r.l.	Luxembourg	Class A			6/24/2021	491,621		249	(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class B			6/24/2021	491,621		249	(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class C			6/24/2021	491,621		249	(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class D			6/24/2021	491,621		249	(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class E			6/24/2021	491,621		249	(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class F			6/24/2021	491,621		249	(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class G			6/24/2021	491,621		249	(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class H			6/24/2021	491,621		249	(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class I			6/24/2021	491,621		249	(e)(k)
Storm Investment S.a.r.l.	Luxembourg				6/24/2021	590		1	(e)(k)
								2,242		0.10%
Pharmaceuticals, Biotechnology & Life Sciences
Cobalt Buyer Sub, Inc., Cobalt Holdings I, LP, and Cobalt Intermediate I, Inc.		Class A			10/1/2021	500		50	(e)(k)
Coherus Biosciences, Inc.					11/2/2018	2,456		32	(k)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
Covaris Intermediate 3, LLC & Covaris Parent, LLC		Class A-2			1/21/2022	50		$50	(e)(k)
								132		0.01%
Real Estate
Illinois Investment S.a.r.l.	Luxembourg	Class A			9/15/2021	3,400,700		26	(e)(k)
Illinois Investment S.a.r.l.	Luxembourg	Class B			9/15/2021	3,400,700		26	(e)(k)
Illinois Investment S.a.r.l.	Luxembourg	Class C			9/15/2021	3,400,700		26	(e)(k)
Illinois Investment S.a.r.l.	Luxembourg	Class D			9/15/2021	3,400,700		26	(e)(k)
Illinois Investment S.a.r.l.	Luxembourg	Class E			9/15/2021	3,400,700		26	(e)(k)
Illinois Investment S.a.r.l.	Luxembourg	Class F			9/15/2021	3,400,700		26	(e)(k)
Illinois Investment S.a.r.l.	Luxembourg	Class G			9/15/2021	3,400,700		26	(e)(k)
Illinois Investment S.a.r.l.	Luxembourg	Class H			9/15/2021	3,400,700		26	(e)(k)
Illinois Investment S.a.r.l.	Luxembourg	Class I			9/15/2021	3,400,700		26	(e)(k)
Illinois Investment S.a.r.l.	Luxembourg				9/15/2021	4,081		—	(e)(k)
								234		0.01%
Retailing
Display Holding Company, Inc., Saldon Holdings, Inc. and Fastsigns Holdings Inc.					3/13/2019	50		87	(e)(k)
GPM Investments, LLC and ARKO Corp.					12/22/2020	106		1	(e)(k)
Marcone Yellowstone Buyer Inc. and Marcone Yellowstone Holdings, LLC		Class A			6/23/2021	92		168	(e)(k)
Moon Valley Nursery of Arizona Retail, LLC, Moon Valley Nursery Farm Holdings, LLC, Moon Valley Nursery RE Holdings LLC, and Stonecourt IV Partners, LP					10/8/2021	2,423,676		2,424	(e)(k)
US Salt Investors, LLC and Emerald Lake Pearl Acquisition-A, L.P.					7/19/2021	43,500		38	(e)(k)
								2,718		0.12%
Software & Services

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
APG Intermediate Holdings Corporation and APG Holdings, LLC		Class A			1/3/2020	50,000		$57	(e)(k)
Consilio Midco Limited and Consilio Investment Holdings, L.P.					5/28/2021	50,000		64	(e)(k)
Cority Software Inc., IQS, Inc. and Cority Parent, Inc.	Canada	Class B-1			7/2/2019	47,536		1	(e)(k)
Cornerstone OnDemand, Inc. and Sunshine Software Holdings, Inc.		Class A-1			10/15/2021	5,000		47	(e)(k)
DCert Preferred Holdings, Inc. and Destiny Digital Holdings, L.P.					5/27/2021	3,076		50	(e)(k)
Denali Holdco LLC and Denali Apexco LP		Class A			9/15/2021	50,000		50	(e)(k)
eResearch Technology, Inc. and Astorg VII Co-Invest ERT	Luxembourg				1/31/2020	1,208,500		1,339	(e)(k)
Frontline Technologies Group Holding LLC, Frontline Technologies Blocker Buyer, Inc., Frontline Technologies Holdings, LLC and Frontline Technologies Parent, LLC		Class B			9/18/2017	2,728		38	(e)(k)
Majesco and Magic Topco, L.P.		Class B			9/21/2020	12,975		—	(e)(k)
PDI TA Holdings, Inc., Peachtree Parent, Inc. and Insight PDI Holdings, LLC		Class A			3/19/2019	26,548		44	(e)(k)
ProfitSolv Purchaser, Inc. and PS Co-Invest, L.P.					3/5/2021	50,000		50	(e)(k)
Raptor Technologies, LLC, Sycamore Bidco LTD and Rocket Parent, LLC		Class A			12/17/2018	74,502		139	(e)(k)
RMS Holdco II, LLC & RMS Group Holdings, Inc.					12/16/2021	5		50	(e)(k)
Smarsh Inc. and Skywalker TopCo, LLC					11/20/2020	25,407		128	(e)(k)
Storable, Inc. and EQT IX Co-Investment (E) SCSP					4/16/2021	5,000		61	(e)(k)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
The Ultimate Software Group, Inc. and H&F Unite Partners, L.P.					5/1/2019	50,032		$57	(e)(k)
								2,175		0.10%
Technology Hardware & Equipment
Repairify, Inc. and Repairify Holdings, LLC		Class A			6/14/2021	1,655		50	(e)(k)
Wildcat BuyerCo, Inc. and Wildcat Parent, LP					2/27/2020	535		104	(e)(k)
								154		0.01%
Transportation
Shur-Co Acquisition, Inc. and Shur-Co HoldCo, Inc.					6/30/2021	50,000		61	(e)(k)
								61		0.00%
Utilities
Apex Clean Energy TopCo, LLC		Class A			11/17/2021	149,776		8,871	(e)(k)
								8,871		0.38%

TOTAL COMMON STOCKS (Cost $24,310)								27,559		1.22%

PREFERRED STOCK(b)(c)(d)(e)
Automobiles & Components
Automotive Keys Group, LLC and Automotive Keys Investor, LLC			9.00%		11/6/2020	37,749		30	(g)
Mavis Tire Express Services Topco Corp., Metis HoldCo, Inc., and Metis TopCo, LP		Class A	7.00%		5/4/2021	7,959		8,464	(g)
McLaren Group Limited	United Kingdom		12.50%		8/2/2021	63,529		8,779	(g)
								17,273		0.76%
Commercial & Professional Services
IRI Holdings, Inc., IRI Group Holdings, Inc. and IRI Parent, L.P.		Series A-1	11.50% (6M LIBOR + 10.50%)		11/29/2018	25		37	(g)
Marmic Purchaser, LLC and Marmic Topco, L.P.			8.00%		3/5/2021	57,624		77	(g)
								114		0.01%
Consumer Services

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
American Residential Services L.L.C. and Aragorn Parent Holdings LP		Series A	10.00%		10/15/2020	50,000		$80	(g)
Redwood Services, LLC and Redwood Services Holdco, LLC		Series D	8.00%		12/31/2020	47,075		61	(g)
								141		0.01%
Diversified Financials
LaRousseCo Limited and SaintMichelCo Limited	Jersey	Class A			9/24/2021	297,963		391	(k)
LaRousseCo Limited and SaintMichelCo Limited	Jersey				9/24/2021	21,247		29	(k)
The Mather Group, LLC, TVG-TMG Topco, Inc., and TVG-TMG Holdings, LLC		Series A			3/31/2022	50		50	(k)
The Ultimus Group Midco, LLC, The Ultimus Group, LLC, and The Ultimus Group Aggregator, LP		Class A			2/1/2019	1		1	(k)
								471		0.02%
Energy
Ferrellgas, L.P.			8.96%		3/30/2021	8,734		8,734	(g)
								8,734		0.38%
Food & Beverage
Watermill Express, LLC and Watermill Express Holdings, LLC		Class A	8.00%		4/20/2021	5,000		44	(g)
								44		0.00%
Healthcare Equipment & Services
Athenahealth Group Inc., Minerva Holdco, Inc. and BCPE Co-Invest (A), LP		Series A	10.75%		2/15/2022	21,262		21,541	(g)
Olympia Acquisition, Inc., Olympia TopCo, L.P. and Asclepius Holdings LLC			15.00%		7/28/2021	2,184		—	(g)
Olympia Acquisition, Inc., Olympia TopCo, L.P. and Asclepius Holdings LLC			12.00% (SOFR + 11.00%)		2/28/2022	472		182	(f)
Symplr Software Inc. and Symplr Software Intermediate Holdings, Inc.		Series C-1	11.00%		12/22/2020	50		58	(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
Symplr Software Inc. and Symplr Software Intermediate Holdings, Inc.		Series C-2	11.00%		6/18/2021	5,980		$6,519	(g)
Symplr Software Inc. and Symplr Software Intermediate Holdings, Inc.		Series C-3	11.00%		10/12/2021	789		830	(g)
Teligent, Inc					12/11/2018	1,797		—	(k)
								29,130		1.28%
Insurance
High Street Buyer, Inc. and High Street Holdco LLC		Series A-1	10.00%		1/1/2022	3,898,354		4,285	(g)
High Street Buyer, Inc. and High Street Holdco LLC		Series A-2	10.00%		1/1/2022	789,494		856	(g)
High Street Buyer, Inc. and High Street Holdco LLC		Series A-3	10.00%		1/1/2022	389,813		420	(g)
High Street Buyer, Inc. and High Street Holdco LLC		Series A-4	10.00%		1/1/2022	1,480,301		1,580	(g)
High Street Buyer, Inc. and High Street Holdco LLC		Series A-5	10.00%		1/1/2022	347,693		368	(g)
High Street Buyer, Inc. and High Street Holdco LLC		Series A-6	10.00%		1/1/2022	660,617		694	(g)
High Street Buyer, Inc. and High Street Holdco LLC		Series A-7	10.00%		1/1/2022	938,771		970	(g)
								9,173		0.40%
Materials
Novipax Buyer, L.L.C. and Novipax Parent Holding Company, L.L.C.		Class A	10.00%		12/1/2020	50		70	(g)
								70		0.00%
Media & Entertainment
Production Resource Group, L.L.C. and PRG III, LLC		Class A			10/6/2020	2,250		51	(k)
								51		0.00%
Pharmaceuticals, Biotechnology & Life Sciences
Cobalt Buyer Sub, Inc., Cobalt Holdings I, LP, and Cobalt Intermediate I, Inc.		Series A	10.75% (3M LIBOR + 10.00%)		10/1/2021	8,582		9,045	(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
Cobalt Buyer Sub, Inc., Cobalt Holdings I, LP, and Cobalt Intermediate I, Inc.			8.00%		10/1/2021	50		$5	(g)
North American Science Associates, LLC, Cardinal Purchaser LLC and Cardinal Topco Holdings, L.P.		Class A	8.00%		9/15/2020	83		210	(g)
								9,260		0.41%
Software & Services
Appriss Health, LLC and Appriss Health Intermediate Holdings, Inc.		Series A	11.00%		5/6/2021	3,657		4,037	(g)
Banyan Software Holdings, LLC and Banyan Software, LP					1/7/2022	16,323		546	(k)
Cardinal Parent, Inc. and Packers Software Intermediate Holdings, Inc.		Series A	11.97% (3M LIBOR + 11.00%)		11/12/2020	50		58	(g)
Cardinal Parent, Inc. and Packers Software Intermediate Holdings, Inc.		Series A-2	11.97% (3M LIBOR + 11.00%)		12/23/2020	18		21	(g)
Cardinal Parent, Inc. and Packers Software Intermediate Holdings, Inc.		Series A-3	11.00%		11/24/2021	24		27	(g)
Cority Software Inc., IQS, Inc. and Cority Parent, Inc.	Canada	Class A-1	9.00%		7/2/2019	50		146	(g)
Cornerstone OnDemand, Inc. and Sunshine Software Holdings, Inc.		Series A	10.50%		10/15/2021	15,929		16,282	(g)
DCert Preferred Holdings, Inc. and Destiny Digital Holdings, L.P.		Series A	10.50%		5/25/2021	22,284		23,706	(g)
Diligent Corporation and Diligent Preferred Issuer, Inc.			10.50%		4/6/2021	1,476		1,634	(g)
Drilling Info Holdings, Inc. and Titan DI Preferred Holdings, Inc.			13.50%		2/11/2020	—		66	(g)
Elemica Parent, Inc. & EZ Elemica Holdings, Inc.					9/18/2019	50		77	(k)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Frontline Technologies Group Holding LLC, Frontline Technologies Blocker Buyer, Inc., Frontline Technologies Holdings, LLC and Frontline Technologies Parent, LLC		Class A	9.00%		9/18/2017	25			$38	(g)
Insightful Science Holdings, LLC			14.00%		4/28/2021	62,340			1,721	(g)
Majesco and Magic Topco, L.P.		Class A	9.00%		9/21/2020	58			83	(g)
PDI TA Holdings, Inc., Peachtree Parent, Inc. and Insight PDI Holdings, LLC		Series A	13.25%		3/19/2019	25			37	(g)
PracticeTek Purchaser, LLC and GSV PracticeTek Holdings, LLC		Class A	8.00%		3/31/2021	216,667			151
Project Essential Bidco, Inc. and Project Essential Super Parent, Inc.			10.50% (3M LIBOR + 9.50%)		4/20/2021	2,963			3,273	(g)
									51,903		2.29%

TOTAL PREFERRED STOCK (Cost $121,342)									126,364		5.56%

PRIVATE ASSET-BACKED DEBT(b)(c)(d)(e)
Consumer Services
CFG Investments WH Limited, P.A. CFG de la Transaccion Ares		1st Lien Revolver	7.00% (SOFR + 6.00%)	2/15/2025				5,000	3,764	(h)
									3,764		0.17%
Diversified Financials
ADONIS FINANCIAL FUNDING, LLC		1st Lien Revolver	7.67% (SOFR + 7.25%)	3/2/2028				1,000	701	(h)
Affirm Operational Loans VI Trust		1st Lien Revolver	10.36% (1M LIBOR + 9.76%)	12/17/2026				500	84	(g)(h)
ARM FUNDING 2019-1 LLC		1st Lien Revolver	8.95% (1M LIBOR + 7.95%)	2/29/2024				2,500	1,151	(h)
BFS Receivables I LLC		1st Lien Revolver		3/14/2025				1,250	—	(h)
DFC Global Facility Borrower III LLC		1st Lien Revolver	8.50% (1M CDOR + 8.00%)	6/28/2026			CAD	8,582	4,861	(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
DFC Global Facility Borrower III LLC		1st Lien Revolver	8.50% (1M CDOR + 7.50%)	6/28/2026			CAD	8,582	$4,861	(o)(p)
Finance Ireland Loan and Treasury DAC	Ireland	1st Lien Term Loan	9.25% (3M EURIBOR + 9.25%)	6/29/2026				€2,500	1,000	(h)
Hg Saturn 2 SumoCo Limited	Guernsey	1st Lien Term Loan	8.29% (3M LIBOR + 7.25%)	1/19/2027				14,000	13,790	(g)
NSF Funding 2020 Limited	United Kingdom	1st Lien Revolver		6/10/2026			₤	11,500	—	(h)
Reliant SPV, LLC		1st Lien Revolver	7.00% (1M LIBOR + 6.00%)	5/28/2024				500	424	(h)
SAVOYSPECIAL LLC		1st Lien Revolver	8.25% (1M LIBOR + 7.50%)	7/1/2024				750	257	(h)
Sera 2021 LLC		1st Lien Delayed Draw Term Loan	6.25% (3M LIBOR + 5.75%)	3/30/2026				1,500	1,243	(h)
Spring Oaks Capital SPV, LLC		1st Lien Revolver	9.50% (1M LIBOR + 8.50%)	11/12/2025				9,000	4,246	(h)
Woodchester Funding Limited	United Kingdom	1st Lien Revolver	7.01% (1M GBP LIBOR + 6.55%)	3/15/2026			₤	2,182	773	(h)(m)
									33,391		1.46%
Real Estate
Illinois Investment S.a.r.l.	Luxembourg	1st Lien Term Loan	5.17%	12/31/2026			SEK	14,277	1,520
									1,520		0.07%
Retailing
Tricolor Funding SPV 3 LLC		1st Lien Revolver	8.50% (SOFR + 7.50%)	8/6/2027				2,273	1,360	(h)(n)
									1,360		0.06%

TOTAL PRIVATE ASSET-BACKED DEBT (Cost $39,858)									40,035		1.76%

WARRANTS(d)(e)(k)
Automobiles & Components
McLaren Group Limited	United Kingdom	Common			8/2/2021	19,998			1,939
									1,939		0.09%
Commercial & Professional Services
Visual Edge Technology, Inc.		Common			3/22/2018	27,334			—
									—		0.00%
Consumer Services
KeyStone Sub-Debt HoldCo, LLC		Common			1/20/2021	4			795
LGDN Bidco Limited	United Kingdom	Common			6/22/2021	25			17
									812		0.04%
Diversified Financials

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)	Percentage of Net Assets
BFS Receivables I LLC		Common			8/16/2021	34,662		$—
SAVOYSPECIAL LLC		Common			7/14/2021	345,508		2
								2	0.00%
Healthcare Equipment & Services
Global Medical Response, Inc. and GMR Buyer Corp.		Common			3/14/2018	122		3
Global Medical Response, Inc. and GMR Buyer Corp.		Common			12/17/2021	1,927		49
Teligent, Inc		Common			4/6/2020	11,342		—
Teligent, Inc		Common			7/20/2020	2,834		—
								52	0.00%
Media & Entertainment
Professional Fighters League, LLC and PFL MMA, Inc.		Common			1/19/2021	115,111		63
								63	0.00%
Retailing
ADONIS AUTO, LLC		Common			3/2/2022	—		—
GPM Investments, LLC and ARKO Corp.		Common			12/22/2020	55		—
								—	0.00%
Transportation
Neovia Logistics Holdings, LP		Common			4/26/2019	194,454		—
								—	0.00%

TOTAL WARRANTS (Cost $2,917)								2,868	0.13%

Total Investments (Cost $3,065,600)								3,075,677	135.44%

Liabilities in Excess of Other Assets								(804,818)	-35.44%

Net Assets								2,270,859	100.00%

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)
____________________________________________________

(a)Investment holdings in foreign currencies are converted to U.S. Dollars using period end spot rates. Investments are in United States enterprises and all principal balances shown are in U.S. Dollars unless otherwise noted.

(b)Variable rate loans bear interest at a rate that may be determined by reference to either the London Interbank Offered Rate (“LIBOR”) or an alternate base rate such as the Bank Bill Swap Bid Rate (“BBSY”), Canadian Dollar Offered Rate (“CDOR”), Copenhagen Interbank Offered Rate (“CIBOR”), Euro Interbank Offered Rate (“EURIBOR”), Norwegian Interbank Offered Rate (“NIBOR”), Prime Rate (“PRIME”), Secured Overnight Financing Rate (“SOFR”) Sterling Overnight Index Average (“SONIA”), Stockholm Interbank Offered Rate (“STIBOR”), or Warsaw Interbank Offered Rate (“WIBOR”), at the borrower’s option. Stated interest rates in this schedule represents the “all-in” rate as of March 31, 2022.

(c)Variable rate coupon rate shown as of March 31, 2022.

(d)These investments, which as of March 31, 2022 represented 133.78% of the Fund's net assets or 90.86% of the Fund's total assets, may be subject to legal restrictions on sales. Acquisition dates are included above for equity securities that may be subject to legal restrictions on sales.

(e)Investments whose values were determined using significant unobservable inputs (Level 3) (See Note 4 of the Notes to Consolidated Financial Statements).

(f)These assets are held at CADEX Credit Financing, LLC, a wholly owned special purpose financing vehicle, and are pledged as collateral for a secured revolving credit facility (see Note 6 of the Notes to Consolidated Financial Statements).

(g)Includes a payment-in-kind provision.

(h)As of March 31, 2022, the Fund had entered into the following commitments to fund various revolving and delayed draw senior secured and subordinated loans. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing these loans and there can be no assurance that such conditions will be satisfied.

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
A.U.L. Corp.	1st Lien Revolver	$1	$—	$1
ADONIS FINANCIAL FUNDING, LLC	1st Lien Revolver	1,000	(715)	285
AffiniPay Midco, LLC and AffiniPay Intermediate Holdings, LLC	1st Lien Revolver	766	—	766
Affirm Operational Loans VI Trust	1st Lien Revolver	500	(84)	416
American Residential Services L.L.C. and Aragorn Parent Holdings LP	1st Lien Revolver	1	—	1
Amryt Pharmaceuticals, Inc.	1st Lien Revolver	1	(1)	—
Anaqua Parent Holdings, Inc. & Astorg VII Co-Invest Anaqua	1st Lien Revolver	231	—	231
Anaqua Parent Holdings, Inc. & Astorg VII Co-Invest Anaqua	1st Lien Delayed Draw Term Loan	523	(87)	436
APG Intermediate Holdings Corporation and APG Holdings, LLC	1st Lien Revolver	1	—	1
Appriss Health, LLC and Appriss Health Intermediate Holdings, Inc.	1st Lien Revolver	212	—	212
AQ Sunshine, Inc.	1st Lien Revolver	1,096	(198)	898
AQ Sunshine, Inc.	1st Lien Delayed Draw Term Loan	8,332	(2,413)	5,919
Ardonagh Midco 2 plc and Ardonagh Midco 3 plc	1st Lien Delayed Draw Term Loan	1	—	1
Argenbright Holdings V, LLC	1st Lien Delayed Draw Term Loan	178	—	178
ARM FUNDING 2019-1 LLC	1st Lien Revolver	2,500	(1,151)	1,349

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Aspire Bidco Limited	1st Lien Delayed Draw Term Loan	$2,550	$—	$2,550
ASP-r-pac Acquisition Co LLC and ASP-r-pac Holdings LP	1st Lien Revolver	839	—	839
Athenahealth Group Inc., Minerva Holdco, Inc. and BCPE Co-Invest (A), LP	1st Lien Revolver	2,100	—	2,100
Athenahealth Group Inc., Minerva Holdco, Inc. and BCPE Co-Invest (A), LP	1st Lien Delayed Draw Term Loan	2,049	—	2,049
Atlas Intermediate III, L.L.C.	1st Lien Revolver	264	(76)	188
Auxadi Midco S.L.U.	1st Lien Term Loan	403	—	403
Auxadi Midco S.L.U.	1st Lien Delayed Draw Term Loan	1,006	—	1,006
Aventine Intermediate LLC & Aventine Holdings II LLC	1st Lien Delayed Draw Term Loan	815	(643)	172
Bamboo Purchaser, Inc.	1st Lien Revolver	1	(1)	—
Bamboo Purchaser, Inc.	1st Lien Delayed Draw Term Loan	835	(417)	418
Banyan Software Holdings, LLC and Banyan Software, LP	1st Lien Revolver	471	(154)	317
Banyan Software Holdings, LLC and Banyan Software, LP	1st Lien Delayed Draw Term Loan	5,125	(1,477)	3,648
Beacon Pointe Harmony, LLC	1st Lien Revolver	909	—	909
Beacon Pointe Harmony, LLC	1st Lien Delayed Draw Term Loan	3,175	—	3,175
Bearcat Buyer, Inc. and Bearcat Parent, Inc.	1st Lien Revolver	580	—	580
Bearcat Buyer, Inc. and Bearcat Parent, Inc.	1st Lien Delayed Draw Term Loan	1	(1)	—
Bearcat Buyer, Inc. and Bearcat Parent, Inc.	2nd Lien Delayed Draw Term Loan	726	—	726
Benefytt Technologies, Inc.	1st Lien Delayed Draw Term Loan	911	—	911
Berner Food & Beverage, LLC	1st Lien Revolver	262	(120)	142
BFS Receivables I LLC	1st Lien Revolver	1,250	—	1,250
Blackwood Bidco Limited	1st Lien Delayed Draw Term Loan	3,046	(1,855)	1,191
BLAUWTRUST HOLDING B.V	1st Lien Delayed Draw Term Loan	676	—	676
Brokers Alliance S.L.	1st Lien Delayed Draw Term Loan	1,707	—	1,707
Businessolver.com, Inc.	1st Lien Delayed Draw Term Loan	1,197	—	1,197
Canopy Bidco Limited	1st Lien Delayed Draw Term Loan	660	(172)	488
Capnor Connery Bidco A/S	1st Lien Delayed Draw Term Loan	6,841	(938)	5,903
Capstone Acquisition Holdings, Inc. and Capstone Parent Holdings, LP	1st Lien Revolver	1,150	—	1,150
Capstone Acquisition Holdings, Inc. and Capstone Parent Holdings, LP	1st Lien Delayed Draw Term Loan	1,678	(641)	1,037
Capstone Acquisition Holdings, Inc. and Capstone Parent Holdings, LP	2nd Lien Delayed Draw Term Loan	531	—	531
Cardinal Parent, Inc. and Packers Software Intermediate Holdings, Inc.	1st Lien Revolver	1	—	1
CB-SDG LIMITED MIDCO LIMITED	1st Lien Delayed Draw Term Loan	417	—	417
CC Fly Holding II A/S	1st Lien Delayed Draw Term Loan	445	(413)	32
CC Globe Holding II A/S	1st Lien Delayed Draw Term Loan	1,623	(649)	974
CDI Holdings III Corp. and CDI Holdings I Corp.	1st Lien Revolver	410	—	410
Centric Brands LLC and Centric Brands GP LLC	1st Lien Revolver	269	(152)	117
CFG Investments WH Limited, P.A. CFG de la Transaccion Ares	1st Lien Revolver	5,000	(3,814)	1,186
Chariot Buyer LLC	1st Lien Revolver	100	(28)	72
Cobalt Buyer Sub, Inc., Cobalt Holdings I, LP, and Cobalt Intermediate I, Inc.	1st Lien Revolver	895	(209)	686
Cobalt Buyer Sub, Inc., Cobalt Holdings I, LP, and Cobalt Intermediate I, Inc.	1st Lien Delayed Draw Term Loan	2,476	—	2,476
Commercial Trailer Leasing, Inc.	1st Lien Revolver	741	—	741
Commercial Trailer Leasing, Inc.	1st Lien Delayed Draw Term Loan	1,458	(1,161)	297

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Commify Limited	1st Lien Delayed Draw Term Loan	$1,077	$(279)	$798
Comprehensive EyeCare Partners, LLC	1st Lien Revolver	1	—	1
Comprehensive EyeCare Partners, LLC	1st Lien Delayed Draw Term Loan	73	—	73
Confirmasoft AB	1st Lien Delayed Draw Term Loan	1,666	(616)	1,050
Consilio Midco Limited and Consilio Investment Holdings, L.P.	1st Lien Revolver	123	—	123
Consilio Midco Limited and Consilio Investment Holdings, L.P.	1st Lien Delayed Draw Term Loan	2,991	(1,715)	1,276
Continental Acquisition Holdings, Inc.	1st Lien Revolver	1	(1)	—
Continental Cafe, LLC and Infinity Ovation Yacht Charters, LLC	1st Lien Revolver	786	—	786
Continental Cafe, LLC and Infinity Ovation Yacht Charters, LLC	1st Lien Delayed Draw Term Loan	2,788	—	2,788
Convera International Holdings Limited and Convera International Financial S.a r.l.	1st Lien Revolver	1,777	—	1,777
Cority Software Inc., IQS, Inc. and Cority Parent, Inc.	1st Lien Revolver	231	—	231
Cornerstone OnDemand, Inc. and Sunshine Software Holdings, Inc.	1st Lien Revolver	100	—	100
Covaris Intermediate 3, LLC & Covaris Parent, LLC	1st Lien Revolver	1,755	—	1,755
Covaris Intermediate 3, LLC & Covaris Parent, LLC	1st Lien Delayed Draw Term Loan	7,034	—	7,034
Crown CT Parent Inc., Crown CT HoldCo Inc. and Crown CT Management LLC	1st Lien Revolver	903	—	903
Crown CT Parent Inc., Crown CT HoldCo Inc. and Crown CT Management LLC	1st Lien Delayed Draw Term Loan	1,040	—	1,040
CVP Holdco, Inc. and OMERS Wildcats Investment Holdings LLC	1st Lien Revolver	3,005	—	3,005
CVP Holdco, Inc. and OMERS Wildcats Investment Holdings LLC	1st Lien Delayed Draw Term Loan	27,376	(6,336)	21,040
DecoPac, Inc. and KCAKE Holdings Inc.	1st Lien Revolver	2,382	(749)	1,633
Denali Holdco LLC and Denali Apexco LP	1st Lien Revolver	592	—	592
DFC Global Facility Borrower III LLC	1st Lien Revolver	13,750	(9,721)	4,029
Diligent Corporation and Diligent Preferred Issuer, Inc.	1st Lien Revolver	513	—	513
Display Holding Company, Inc., Saldon Holdings, Inc. and Fastsigns Holdings Inc.	1st Lien Revolver	381	—	381
DRS Holdings III, Inc. and DRS Holdings I, Inc.	1st Lien Revolver	173	—	173
DS Admiral Bidco, LLC	1st Lien Revolver	358	—	358
Dye & Durham Corporation	1st Lien Revolver	1,329	—	1,329
Dye & Durham Corporation	1st Lien Delayed Draw Term Loan	1,257	—	1,257
Dynamic NC Aerospace Holdings, LLC and Dynamic NC Investment Holdings, LP	1st Lien Revolver	1,296	—	1,296
Eleda BidCo AB (fka EISG BidCo AB)	1st Lien Delayed Draw Term Loan	852	—	852
Elemica Parent, Inc. & EZ Elemica Holdings, Inc.	1st Lien Revolver	479	(196)	283
Elevation Services Parent Holdings, LLC	1st Lien Revolver	386	(296)	90
EPS NASS Parent, Inc.	1st Lien Revolver	158	(111)	47
EPS NASS Parent, Inc.	1st Lien Delayed Draw Term Loan	585	—	585
eResearch Technology, Inc. and Astorg VII Co-Invest ERT	2nd Lien Delayed Draw Term Loan	1,343	(672)	671
Essential Services Holding Corporation and OMERS Mahomes Investment Holdings LLC	1st Lien Revolver	1,560	—	1,560
Essential Services Holding Corporation and OMERS Mahomes Investment Holdings LLC	1st Lien Delayed Draw Term Loan	8,146	(292)	7,854
EUCALYPTUS BIDCO PTY LTD	1st Lien Term Loan	1,001	—	1,001

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
EuroParcs Topholding B.V.	1st Lien Delayed Draw Term Loan	$904	$(903)	$1
ExtraHop Networks, Inc.	1st Lien Delayed Draw Term Loan	933	(163)	770
FC Sun Intressenter AB	1st Lien Delayed Draw Term Loan	12,076	(3,456)	8,620
Finance Ireland Loan and Treasury DAC	1st Lien Term Loan	2,767	(1,000)	1,767
FL Hawk Intermediate Holdings, Inc.	1st Lien Revolver	1,312	—	1,312
FL Hawk Intermediate Holdings, Inc.	1st Lien Delayed Draw Term Loan	1,017	—	1,017
Floss Bidco Limited	1st Lien Delayed Draw Term Loan	1,593	(541)	1,052
Foundation Consumer Brands, LLC	1st Lien Revolver	389	—	389
Foundation Risk Partners, Corp.	1st Lien Revolver	2,627	—	2,627
Foundation Risk Partners, Corp.	1st Lien Delayed Draw Term Loan	3,495	(2,867)	628
Galway Borrower LLC	1st Lien Revolver	969	—	969
Galway Borrower LLC	1st Lien Delayed Draw Term Loan	1,600	(144)	1,456
Gilfoyle Bidco AB	1st Lien Term Loan	2,065	(637)	1,428
Global Music Rights, LLC	1st Lien Revolver	473	—	473
GraphPAD Software, LLC	1st Lien Revolver	2	—	2
GraphPAD Software, LLC	1st Lien Delayed Draw Term Loan	436	—	436
Halcon Holdings, LLC	1st Lien Delayed Draw Term Loan	2,103	—	2,103
Hammersmith Bidco Limited	1st Lien Term Loan	2,756	(1,399)	1,357
Heavy Construction Systems Specialists, LLC	1st Lien Revolver	410	—	410
Helicopter 2021 BidCo ApS and Helicopter 2021 HoldCo ApSMWG BidCo ApS	1st Lien Term Loan	734	—	734
HH-Stella, Inc. and Bedrock Parent Holdings, LP	1st Lien Revolver	444	(228)	216
HH-Stella, Inc. and Bedrock Parent Holdings, LP	1st Lien Delayed Draw Term Loan	1,978	(405)	1,573
High Street Buyer, Inc. and High Street Holdco LLC	1st Lien Revolver	688	—	688
High Street Buyer, Inc. and High Street Holdco LLC	1st Lien Delayed Draw Term Loan	11,734	(751)	10,983
Highline Aftermarket Acquisition, LLC, Highline Aftermarket SC Acquisition, Inc. and Highline PPC Blocker LLC	1st Lien Revolver	1	(1)	—
Hometown Food Company	1st Lien Revolver	1	—	1
Horizon Bidco S.A.S	1st Lien Term Loan	3,411	—	3,411
IntraPac International LLC and IntraPac Canada Corporation	1st Lien Revolver	415	(135)	280
Ivanti Software, Inc.	1st Lien Revolver	460	—	460
Jewel Bidco Limited	1st Lien Term Loan	4,988	(1,563)	3,425
Jim N Nicks Management, LLC	1st Lien Revolver	1	—	1
JMG Group Investments Limited	1st Lien Delayed Draw Term Loan	1,564	—	1,564
Kedleston Schools Limited	1st Lien Term Loan	320	(128)	192
Kene Acquisition, Inc. and Kene Holdings, L.P.	1st Lien Revolver	676	(389)	287
Laboratories Bidco LLC and Laboratories Topco LLC	1st Lien Revolver	1,562	(130)	1,432
Laboratories Bidco LLC and Laboratories Topco LLC	1st Lien Delayed Draw Term Loan	2,201	—	2,201
Lavatio Midco Sarl	1st Lien Delayed Draw Term Loan	1,096	(687)	409
LGDN Bidco Limited	1st Lien Revolver	131	—	131
LGDN Bidco Limited	1st Lien Term Loan	1,684	(741)	943
Lowe P27 Bidco Limited	1st Lien Delayed Draw Term Loan	427	(85)	342
Lower ACS, Inc.	1st Lien Revolver	2,356	—	2,356
Lower ACS, Inc.	1st Lien Delayed Draw Term Loan	8,173	—	8,173
LSP Holdco, LLC and ZBS Mechanical Group Co-Invest Fund 2, LLC	1st Lien Revolver	127	—	127

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
LSP Holdco, LLC and ZBS Mechanical Group Co-Invest Fund 2, LLC	1st Lien Delayed Draw Term Loan	$1,990	$(1,664)	$326
Majesco and Magic Topco, L.P.	1st Lien Revolver	624	—	624
Maltese Bidco 1 Limited	1st Lien Revolver	919	—	919
Marcone Yellowstone Buyer Inc. and Marcone Yellowstone Holdings, LLC	1st Lien Delayed Draw Term Loan	800	(132)	668
Marmic Purchaser, LLC and Marmic Topco, L.P.	1st Lien Revolver	287	(129)	158
Marmic Purchaser, LLC and Marmic Topco, L.P.	1st Lien Delayed Draw Term Loan	2,543	—	2,543
Maverick Acquisition, Inc.	1st Lien Delayed Draw Term Loan	3,170	(1,216)	1,954
Mavis Tire Express Services Topco Corp., Metis HoldCo, Inc., and Metis TopCo, LP	1st Lien Revolver	1	(1)	—
MC Plato Bidco Limited and MC Plato Midco Limited	1st Lien Delayed Draw Term Loan	1,560	—	1,560
Mercury Borrower, Inc.	1st Lien Revolver	470	—	470
Micromeritics Instrument Corp.	1st Lien Revolver	331	—	331
MMIT Holdings, LLC	1st Lien Revolver	651	—	651
Monica Holdco (US) Inc.	1st Lien Revolver	1,009	—	1,009
Moon Valley Nursery of Arizona Retail, LLC, Moon Valley Nursery Farm Holdings, LLC, Moon Valley Nursery RE Holdings LLC, and Stonecourt IV Partners, LP	1st Lien Revolver	1	—	1
Moon Valley Nursery of Arizona Retail, LLC, Moon Valley Nursery Farm Holdings, LLC, Moon Valley Nursery RE Holdings LLC, and Stonecourt IV Partners, LP	1st Lien Delayed Draw Term Loan	2,001	(320)	1,681
MRI Software LLC	1st Lien Revolver	508	—	508
MRI Software LLC	1st Lien Delayed Draw Term Loan	1,649	—	1,649
Nelipak Holding Company, Nelipak European Holdings Cooperatief U.A., KNPAK Holdings, LP and PAKNK Netherlands Treasury B.V.	1st Lien Revolver	1,249	(253)	996
Nest Topco Borrower Inc., KKR Nest Co-Invest L.P., and NBLY 2021-1	1st Lien Delayed Draw Term Loan	13,162	—	13,162
NMC Skincare Intermediate Holdings II, LLC	1st Lien Revolver	333	(267)	66
North American Fire Holdings, LLC and North American Fire Ultimate Holdings, LLC	1st Lien Revolver	411	—	411
North American Fire Holdings, LLC and North American Fire Ultimate Holdings, LLC	1st Lien Delayed Draw Term Loan	5,927	(2,195)	3,732
North American Science Associates, LLC, Cardinal Purchaser LLC and Cardinal Topco Holdings, L.P.	1st Lien Revolver	1	(1)	—
North American Science Associates, LLC, Cardinal Purchaser LLC and Cardinal Topco Holdings, L.P.	1st Lien Delayed Draw Term Loan	916	(732)	184
North Haven Stack Buyer, LLC	1st Lien Revolver	259	(26)	233
North Haven Stack Buyer, LLC	1st Lien Delayed Draw Term Loan	1,016	(105)	911
NSF Funding 2020 Limited	1st Lien Revolver	15,105	—	15,105
NueHealth Performance, LLC	1st Lien Delayed Draw Term Loan	1,169	(590)	579
Olympia Acquisition, Inc., Olympia TopCo, L.P. and Asclepius Holdings LLC	1st Lien Delayed Draw Term Loan	472	(33)	439
OMH-HealthEdge Holdings, LLC	1st Lien Revolver	1	—	1
Optio Group Limited	1st Lien Delayed Draw Term Loan	785	(367)	418
Patriot Growth Insurance Services, LLC	1st Lien Revolver	250	—	250
Patriot Growth Insurance Services, LLC	1st Lien Delayed Draw Term Loan	456	—	456
PDI TA Holdings, Inc., Peachtree Parent, Inc. and Insight PDI Holdings, LLC	1st Lien Revolver	205	—	205
Pegasus (Bidco) Limited	1st Lien Term Loan	5,418	27	5,445

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Pegasus (Bidco) Limited	1st Lien Delayed Draw Term Loan	$1,079	$—	$1,079
People Corporation	1st Lien Revolver	719	(312)	407
People Corporation	1st Lien Delayed Draw Term Loan	3,297	(187)	3,110
Petroleum Service Group LLC	1st Lien Revolver	2,106	(772)	1,334
Petroleum Service Group LLC	1st Lien Delayed Draw Term Loan	1,607	(1,409)	198
Pluralsight, Inc.	1st Lien Revolver	1,204	—	1,204
Premier Specialties, Inc. and RMCF V CIV XLIV, L.P.	1st Lien Revolver	385	(39)	346
Premier Specialties, Inc. and RMCF V CIV XLIV, L.P.	1st Lien Delayed Draw Term Loan	829	—	829
Premise Health Holding Corp. and OMERS Bluejay Investment Holdings LP	1st Lien Revolver	1	—	1
Production Resource Group, L.L.C. and PRG III, LLC	1st Lien Delayed Draw Term Loan	148	(129)	19
ProfitSolv Purchaser, Inc. and PS Co-Invest, L.P.	1st Lien Revolver	608	—	608
ProfitSolv Purchaser, Inc. and PS Co-Invest, L.P.	1st Lien Delayed Draw Term Loan	2,553	(529)	2,024
Project Essential Bidco, Inc. and Project Essential Super Parent, Inc.	1st Lien Revolver	121	—	121
PROJECT HAMMOND BIDCO LIMITED	1st Lien Delayed Draw Term Loan	2,299	—	2,299
Proofpoint, Inc.	1st Lien Revolver	240	—	240
ProService Finteco Sp. z o.o.	1st Lien Delayed Draw Term Loan	499	—	499
PROTON JVCO S.A R.L.	1st Lien Term Loan	922	—	922
PX HoldCo3 Limited	1st Lien Delayed Draw Term Loan	726	(290)	436
QF Holdings, Inc.	1st Lien Revolver	317	—	317
QF Holdings, Inc.	1st Lien Delayed Draw Term Loan	263	—	263
Radius Aerospace, Inc. and Radius Aerospace Europe Limited	1st Lien Revolver	673	(100)	573
Raptor Technologies, LLC, Sycamore Bidco LTD and Rocket Parent, LLC	1st Lien Revolver	498	—	498
Rawlings Sporting Goods Company, Inc. and Easton Diamond Sports, LLC	1st Lien Revolver	1	(1)	—
Reddy Ice LLC	1st Lien Revolver	955	—	955
Redwood Services, LLC and Redwood Services Holdco, LLC	1st Lien Revolver	158	—	158
Redwood Services, LLC and Redwood Services Holdco, LLC	1st Lien Delayed Draw Term Loan	1,729	(315)	1,414
Registrar Intermediate, LLC and PSP Registrar Co-Investment Fund, L.P.	1st Lien Revolver	764	—	764
Registrar Intermediate, LLC and PSP Registrar Co-Investment Fund, L.P.	1st Lien Delayed Draw Term Loan	2,327	—	2,327
Relativity ODA LLC	1st Lien Revolver	1	—	1
Reliant SPV, LLC	1st Lien Revolver	500	(424)	76
Repairify, Inc. and Repairify Holdings, LLC	1st Lien Revolver	766	—	766
RMS Holdco II, LLC & RMS Group Holdings, Inc.	1st Lien Revolver	883	—	883
Rodeo AcquisitionCo LLC	1st Lien Revolver	311	(75)	236
Rodeo AcquisitionCo LLC	1st Lien Delayed Draw Term Loan	460	—	460
RSC Acquisition, Inc. and RSC Insurance Brokerage, Inc.	1st Lien Revolver	1	—	1
RSK Group Limited	1st Lien Term Loan	4,303	(3,181)	1,122
Rubicone Bidco Limited	1st Lien Delayed Draw Term Loan	2,190	—	2,190
Rugby Australia Ltd	1st Lien Delayed Draw Term Loan	936	(234)	702

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Safe Home Security, Inc., Security Systems Inc., Safe Home Monitoring, Inc., National Protective Services, Inc., Bright Integrations LLC and Medguard Alert, Inc.	1st Lien Delayed Draw Term Loan	$287	$(102)	$185
SageSure Holdings, LLC & Insight Catastrophe Group, LLC	1st Lien Revolver	815	(381)	434
SageSure Holdings, LLC & Insight Catastrophe Group, LLC	1st Lien Delayed Draw Term Loan	1,536	—	1,536
SAVOYSPECIAL LLC	1st Lien Revolver	750	(257)	493
Schill Landscaping and Lawn Care Services LLC and Landscape Parallel Partners, L.P.	1st Lien Revolver	720	—	720
Schill Landscaping and Lawn Care Services LLC and Landscape Parallel Partners, L.P.	1st Lien Delayed Draw Term Loan	1,542	—	1,542
SCM Insurance Services Inc.	1st Lien Revolver	1	—	1
Sera 2021 LLC	1st Lien Delayed Draw Term Loan	1,500	(1,244)	256
Service Logic Acquisition, Inc.	1st Lien Revolver	1,007	(151)	856
Service Logic Acquisition, Inc.	1st Lien Delayed Draw Term Loan	498	—	498
SFE Intermediate Holdco LLC	1st Lien Revolver	2	—	2
Shur-Co Acquisition, Inc. and Shur-Co HoldCo, Inc.	1st Lien Revolver	441	(206)	235
SiroMed Physician Services, Inc. and SiroMed Equity Holdings, LLC	1st Lien Revolver	1	—	1
SLR BD Limited	1st Lien Delayed Draw Term Loan	1,618	(481)	1,137
Smarsh Inc. and Skywalker TopCo, LLC	1st Lien Revolver	227	—	227
Smarsh Inc. and Skywalker TopCo, LLC	1st Lien Delayed Draw Term Loan	890	—	890
Spring Insurance Solutions, LLC	1st Lien Delayed Draw Term Loan	1,151	(127)	1,024
Spring Oaks Capital SPV, LLC	1st Lien Revolver	9,000	(4,246)	4,754
SSE Buyer, Inc., Supply Source Enterprises, Inc., Impact Products LLC, The Safety Zone, LLC and SSE Parent, LP	1st Lien Revolver	3	(1)	2
Stealth Holding LLC and UCIT Online Security Inc.	1st Lien Delayed Draw Term Loan	1,787	(179)	1,608
Sun Acquirer Corp. and Sun TopCo, LP	1st Lien Revolver	1,059	—	1,059
Sun Acquirer Corp. and Sun TopCo, LP	1st Lien Delayed Draw Term Loan	4,864	(2,599)	2,265
Sundance Group Holdings, Inc.	1st Lien Revolver	1	—	1
Sundance Group Holdings, Inc.	1st Lien Delayed Draw Term Loan	453	—	453
Sunk Rock Foundry Partners LP, Hatteras Electrical Manufacturing Holding Company and Sigma Electric Manufacturing Corporation, Diecast Beacon	1st Lien Revolver	1	—	1
SV-Burton Holdings, LLC & LBC Breeze Holdings LLC	1st Lien Revolver	416	—	416
SV-Burton Holdings, LLC & LBC Breeze Holdings LLC	1st Lien Delayed Draw Term Loan	1,370	(120)	1,250
Symbol Bidco I Limited	1st Lien Delayed Draw Term Loan	563	(333)	230
Symplr Software Inc. and Symplr Software Intermediate Holdings, Inc.	1st Lien Revolver	1	—	1
TA/WEG Holdings, LLC	1st Lien Revolver	914	(226)	688
TA/WEG Holdings, LLC	1st Lien Delayed Draw Term Loan	1,714	(1,063)	651
Tandarts Today Holding B.V.	1st Lien Delayed Draw Term Loan	3,726	—	3,726
TCP Hawker Intermediate LLC	1st Lien Revolver	458	(321)	137
TCP Hawker Intermediate LLC	1st Lien Delayed Draw Term Loan	920	(405)	515
TGP Holdings III LLC	1st Lien Delayed Draw Term Loan	964	—	964
The Mather Group, LLC, TVG-TMG Topco, Inc., and TVG-TMG Holdings, LLC	1st Lien Revolver	750	—	750
The Mather Group, LLC, TVG-TMG Topco, Inc., and TVG-TMG Holdings, LLC	1st Lien Delayed Draw Term Loan	2,500	—	2,500

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
The Ultimate Software Group, Inc. and H&F Unite Partners, L.P.	1st Lien Revolver	$1	$—	$1
The Ultimus Group Midco, LLC, The Ultimus Group, LLC, and The Ultimus Group Aggregator, LP	1st Lien Revolver	396	—	396
Therapy Brands Holdings LLC	2nd Lien Delayed Draw Term Loan	1,284	—	1,284
Thermostat Purchaser III, Inc.	1st Lien Revolver	100	—	100
Thermostat Purchaser III, Inc.	2nd Lien Delayed Draw Term Loan	612	—	612
Tricolor Funding SPV 3 LLC	1st Lien Revolver	2,273	(1,360)	913
Trident TPI Holdings, Inc.	1st Lien Delayed Draw Term Loan	1,090	(684)	406
Turbo Acquisitions 10 Bidco Limited	1st Lien Delayed Draw Term Loan	3,536	(2,482)	1,054
United Digestive MSO Parent, LLC	1st Lien Revolver	511	—	511
United Digestive MSO Parent, LLC	1st Lien Delayed Draw Term Loan	4,320	—	4,320
US Salt Investors, LLC and Emerald Lake Pearl Acquisition-A, L.P.	1st Lien Revolver	679	—	679
VLS Environmental Solutions, LLC	1st Lien Revolver	622	(53)	569
VLS Environmental Solutions, LLC	1st Lien Delayed Draw Term Loan	1,385	—	1,385
VPP Intermediate Holdings, LLC and VPP Group Holdings, L.P.	1st Lien Revolver	315	—	315
VPP Intermediate Holdings, LLC and VPP Group Holdings, L.P.	1st Lien Delayed Draw Term Loan	472	(9)	463
WA Asset Management, LLC	1st Lien Revolver	375	—	375
WA Asset Management, LLC	1st Lien Delayed Draw Term Loan	1,500	—	1,500
Watermill Express, LLC and Watermill Express Holdings, LLC	1st Lien Revolver	275	(19)	256
Watermill Express, LLC and Watermill Express Holdings, LLC	1st Lien Delayed Draw Term Loan	219	—	219
WebPT, Inc.	1st Lien Revolver	216	—	216
Wellness AcquisitionCo, Inc.	1st Lien Revolver	504	—	504
Wellness AcquisitionCo, Inc.	1st Lien Delayed Draw Term Loan	609	—	609
Wildcat BuyerCo, Inc. and Wildcat Parent, LP	1st Lien Revolver	255	—	255
Wildcat BuyerCo, Inc. and Wildcat Parent, LP	1st Lien Delayed Draw Term Loan	421	(92)	329
Woodchester Funding Limited	1st Lien Revolver	2,866	(773)	2,093
WorkWave Intermediate II, LLC	1st Lien Revolver	460	—	460
WorkWave Intermediate II, LLC	1st Lien Delayed Draw Term Loan	1,524	—	1,524
WSHP FC Acquisition LLC	1st Lien Revolver	106	(50)	56
WSHP FC Acquisition LLC	1st Lien Delayed Draw Term Loan	349	(183)	166
YE Brands Holdings, LLC	1st Lien Revolver	165	—	165
ZB Holdco LLC & ZB Parent LLC	1st Lien Revolver	637	—	637
ZB Holdco LLC & ZB Parent LLC	1st Lien Delayed Draw Term Loan	801	—	801
Total		$419,659	$(89,055)	$330,604
____________________________________________________

(i)This loan or a portion of this loan represents an unsettled loan purchase. The interest rate will be determined at the time of settlement and will be based upon a spread plus the applicable reference rate determined at the time of purchase.

(j)Loan or bond was on non-accrual status as of March 31, 2022.

(k)Non-income producing security as of March 31, 2022.

(l)When-Issued or delayed delivery security based on typical market settlement convention for such security.

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)
(m)The Fund sold a participating interest of £1,200 in aggregate principal amount outstanding of the portfolio company’s first lien senior secured revolver. As the transaction did not qualify as a “true sale” in accordance with U.S. generally accepted accounting principles (“GAAP”), the Fund recorded a corresponding secured borrowing of $427 at fair value. As of March 31, 2022, the interest rate in effect for the secured borrowing was 4.75%.

(n)The Fund sold a participating interest of $1,023 in aggregate principal amount outstanding of the portfolio company’s first lien senior secured revolver. As the transaction did not qualify as a “true sale” in accordance with GAAP, the Fund recorded a corresponding secured borrowing of $612 at fair value. As of March 31, 2022, the interest rate in effect for the secured borrowing was 8.50%.

(o)The Fund sold a participating interest of CAD 3,862 in aggregate principal amount outstanding of the portfolio company’s first lien senior secured revolver. As the transaction did not qualify as a “true sale” in accordance with GAAP, the Fund recorded a corresponding secured borrowing of $2,150 at fair value. As of March 31, 2022, the interest rate in effect for the secured borrowing was 4.25%.

(p)The Fund sold a participating interest of CAD 4,720 in aggregate principal amount outstanding of the portfolio company’s first lien senior secured revolver. As the transaction did not qualify as a “true sale” in accordance with GAAP, the Fund recorded a corresponding secured borrowing of $2,628 at fair value. As of March 31, 2022, the interest rate in effect for the secured borrowing was 4.25%.

    As of March 31, 2022, the aggregate cost of securities for Federal income tax purposes was $3,066,846. Unrealized appreciation and depreciation on investments for Federal income tax purposes are as follows:

Gross unrealized appreciation	$49,473
Gross unrealized depreciation	(40,642)
Net unrealized appreciation	$8,831

Securities sold short as of March 31, 2022 were as follows:

Corporate Bonds Sold Short

Company	Industry	Interest Rate	Maturity Date	Principal Amount	Value	Percentage of Net Assets
At Home Group Inc.	Retailing	7.13%	7/15/2029	$(946)	$(824)
CoreCivic, Inc	Commercial & Professional Services	8.25%	4/15/2026	(275)	(286)
Mozart Debt Merger Sub Inc.	Health Care Equipment & Services	5.25%	10/1/2029	(1,000)	(937)
Weight Watchers International, Inc.	Consumer Services	4.50%	4/15/2029	(769)	(626)
Total Corporate Bonds Sold Short (Cost $(2,892))					$(2,673)	(0.12)%

Common Stocks Sold Short

Company	Industry	Shares	Value	Percentage of Net Assets
Eagle Point Credit Co Inc	Diversified Financials	(5,875)	$(77)
Oxford Lane Capital Corp	Diversified Financials	(49,075)	(355)
Total Common Stocks Sold Short (Cost $(424))			$(432)	(0.02)%

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)
Forward currency contracts as of March 31, 2022 were as follows:

Description	Notional Amount to be Purchased	Notional Amount to be Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Forward currency contract	$(1,184)		€(1,209)	Goldman Sachs	April 5, 2022	$25	$—
Forward currency contract	$(853)		£(847)	Goldman Sachs	April 19, 2022	—	(6)
Forward currency contract	$(10,938)	CAD	(10,739)	Goldman Sachs	April 19, 2022	—	(199)
Forward currency contract	$(329)		£(330)	Goldman Sachs	April 27, 2022	1	—
Forward currency contract	$(445)		£(442)	Goldman Sachs	April 27, 2022	—	(3)
Forward currency contract	$(1,218)		£(1,217)	Goldman Sachs	April 27, 2022	—	(1)
Forward currency contract	$(1,378)		£(1,425)	Goldman Sachs	April 27, 2022	47	—
Forward currency contract	$(2,154)		£(2,220)	Goldman Sachs	April 27, 2022	66	—
Forward currency contract	$(2,407)		£(2,416)	Goldman Sachs	April 27, 2022	10	—
Forward currency contract	$(4,489)		£(4,506)	Goldman Sachs	April 27, 2022	17	—
Forward currency contract	$(52,130)		£(54,043)	Goldman Sachs	April 27, 2022	1,913	—
Forward currency contract	$(129)		€(132)	Goldman Sachs	April 27, 2022	3	—
Forward currency contract	$(599)		€(595)	Goldman Sachs	April 27, 2022	—	(4)
Forward currency contract	$(1,243)		€(1,274)	Goldman Sachs	April 27, 2022	31	—
Forward currency contract	$(5,327)		€(5,460)	Goldman Sachs	April 27, 2022	133	—
Forward currency contract	$(10,904)		€(11,199)	Goldman Sachs	April 27, 2022	296	—
Forward currency contract	$(27,675)		€(28,430)	Goldman Sachs	April 27, 2022	755	—
Forward currency contract	$(38,168)		€(39,182)	Goldman Sachs	April 27, 2022	1,014	—
Forward currency contract	$(8,340)	AUD	(8,051)	Goldman Sachs	April 27, 2022	—	(289)
Forward currency contract	$(6,364)	CAD	(6,363)	Goldman Sachs	April 27, 2022	—	(1)
Forward currency contract	$(870)	DKK	(864)	Goldman Sachs	April 27, 2022	—	(6)
Forward currency contract	$(3,340)	DKK	(3,426)	Goldman Sachs	April 27, 2022	86	—
Forward currency contract	$(508)	NOK	(510)	Goldman Sachs	April 27, 2022	2	—
Forward currency contract	$(3,568)	PLN	(3,742)	Goldman Sachs	April 27, 2022	174	—
Forward currency contract	$(292)	SEK	(285)	Goldman Sachs	April 27, 2022	—	(7)
Forward currency contract	$(3,366)	SEK	(3,354)	Goldman Sachs	April 27, 2022	—	(12)
Forward currency contract	$(12,921)	SEK	(13,366)	Goldman Sachs	April 27, 2022	444	—
Forward currency contract	$(1,375)	SEK	(1,493)	Goldman Sachs	September 16, 2022	119	—
Forward currency contract	$(1,818)	SEK	(1,948)	Goldman Sachs	September 16, 2022	130	—
Total						$5,266	$(528)

Purchased options outstanding as of March 31, 2022 were as follows:

Options on Equity Indices — Buy Protection

Description	Exercise Price	Expiration Date	Counterparty	Notional Amount	Premium	Fair Value
Call-Chicago Board Options Exchange-VIX US	$60	April 20, 2022	Citigroup Global Markets Inc.	185	$18	$1
SPDR S&P 500 ETF Trust-SPY US	$375	May 20, 2022	Citigroup Global Markets Inc.	22,582	214	58
CDXHY S37 5Y P97 Payor Swaption May 2022	$97	May 16, 2022	Citigroup Global Markets Inc.	4,875	29	6
Total Purchased Options					$261	$65

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)
Written options outstanding as of March 31, 2022 were as follows:

Options on Equity Indices — Sell Protection

Description	Exercise Price	Expiration Date	Counterparty	Notional Amount	Premium	Fair Value
Call-Chicago Board Options Exchange-VIX US	$70	April 20, 2022	Citigroup Global Markets Inc.	(185)	$(13)	$(1)
Total Written Options					$(13)	$(1)

Swap Agreements outstanding as of March 31, 2022 were as follows:

Swap Agreements: Centrally Cleared or Exchange Traded

Credit Default Swaps on Credit Indices - Buy Protection (1)

Description	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
AXL CDS USD SR 5Y	Q	5.00%	June 20, 2025	ICE	$250	$(14)	$(2)	$(12)
BHCCN CDS USD SR 5Y	Q	5.00%	December 20, 2026	ICE	2,000	141	170	(29)
CDX.NA.HY S35 5Y	Q	5.00%	December 20, 2025	ICE	4,249	(267)	(417)	150
CDX.NA.HY S37 SR 5Y	Q	5.00%	December 20, 2026	ICE	2,750	(175)	(135)	(40)
Total Swap Agreements - Buy Protection: Centrally Cleared or Exchange Traded						$(315)	$(384)	$69

Credit Default Swaps on Credit Indices - Sell Protection (4)

Description	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
TSLA CDS USD SR 5Y	Q	1.00%	June 20, 2026	ICE	$275	$(2)	$7	$(9)
Total Swap Agreements - Sell Protection: Centrally Cleared or Exchange Traded						$(2)	$7	$(9)
Swap Agreements: Over the Counter

Credit Default Swaps on Credit Indices - Buy Protection (1)

Description	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Counterparty	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY S33 5Y Tranche 25-35	Q	5.00%	December 20, 2024	Goldman Sachs	$1,814	$(159)	$(210)	$51
CDX.NA.HY S35 5Y Tranche 15-25	Q	5.00%	December 20, 2025	Goldman Sachs	3,105	(172)	(209)	37
CMBX.NA.BBB- S9	M	3.00%	September 17, 2058	Goldman Sachs	1,030	105	246	(141)
Total Swap Agreements - Buy Protection: Over the Counter						$(226)	$(173)	$(53)
____________________________________________________

(1)If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)
swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative had the notional amount of the swap agreement been closed/sold as of year-end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)
Abbreviations:
144A Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
CLO Collateralized Loan Obligation

Currencies:
€ Euro Currency
£ British Pounds
$ U.S. Dollars
AUD Australian Dollars
CAD Canadian Dollars
DKK Danish Krone
GBP British Pound
NOK Norwegian Krone
PLN Polish Zloty
SEK Swedish Krone
USD U.S. Dollars

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(in thousands, except per share data, percentages and as otherwise noted)
1.     ORGANIZATION

CION Ares Diversified Credit Fund (the “Fund”) is a closed-end, diversified management investment company that is registered under the Investment Company Act of 1940, as amended (together with the rules and regulations promulgated thereunder, the “Investment Company Act”). The Fund is structured as an interval fund and continuously offers its shares. The Fund was organized as a Delaware statutory trust on June 21, 2016.

The Fund’s investment objective is to provide superior risk-adjusted returns across various market cycles by investing in a diversified portfolio of liquid and illiquid asset classes. The Fund seeks to capitalize on market inefficiencies and relative value opportunities throughout the entire global credit spectrum.

The Fund is externally managed by CION Ares Management, LLC (the “Adviser”) pursuant to an investment advisory and management agreement. The Adviser was registered as an investment adviser with the Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940 (the “Advisers Act”) on January 4, 2017. The Adviser is a joint venture between affiliates of Ares Management Corporation (“Ares Management”), a publicly traded, leading global alternative investment manager, and CION Investment Group, LLC (“CION”) and is controlled by Ares Management. The Adviser oversees the management of the Fund's activities and is responsible for making investment decisions for the Fund's portfolio. Ares Operations LLC (“Ares Operations”), a subsidiary of Ares Management, provides certain administrative and other services necessary for the Fund to operate.

2.     SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying schedule of investments have been prepared on the accrual basis of accounting in conformity with U.S. generally accepted accounting principles (“GAAP”), and include the accounts of the Fund and its consolidated subsidiaries. The Fund is an investment company following accounting and reporting guidance in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies.

Cash and Cash Equivalents

Cash and cash equivalents include funds from time to time deposited with financial institutions. Cash and cash equivalents are carried at cost, which approximates fair value.

Concentration of Credit Risk

The Fund places its cash and cash equivalents with financial institutions and, at times, cash held in money market accounts may exceed the Federal Deposit Insurance Corporation insured limit.

Investment Transactions

Investment transactions are recorded on the trade date. Realized gains or losses are measured by the difference between the net proceeds from the repayment or sale and the amortized cost basis of the investment using the specific identification method without regard to unrealized gains or losses previously recognized, and include investments charged off during the period, net of recoveries. Unrealized gains or losses primarily reflect the change in investment values, including the reversal of previously recorded unrealized gains or losses when gains or losses are realized.

Investments for which market quotations are readily available are typically valued at such market quotations. In order to validate market quotations, the Fund looks at a number of factors to determine if the quotations are representative of fair value, including the source and nature of the quotations. Debt and equity securities that are not publicly traded or whose market prices are not readily available are valued at fair value as determined in good faith by the Board in accordance with the Fund's valuation policy (the “Valuation Policy”). The Valuation Policy is reviewed and approved at least annually by the Board. The Adviser has been authorized by the Board to utilize independent third-party pricing and valuation services to assist

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments (continued)
March 31, 2022 (Unaudited)
(in thousands, except per share data, percentages and as otherwise noted)
in the valuation of each portfolio investment without a readily available market quotation in accordance with the Valuation Policy and a consistently applied valuation process.

As part of the valuation process for investments that do not have readily available market prices, the Adviser may take into account the following types of factors, if relevant, in determining the fair value of the Fund's investments: the enterprise value of a portfolio company (the entire value of the portfolio company to a market participant, including the sum of the values of debt and equity securities used to capitalize the enterprise at a point in time), the nature and realizable value of any collateral, the portfolio company's ability to make payments and its earnings and discounted cash flow, the markets in which the portfolio company does business, a comparison of the portfolio company's securities to any similar publicly traded securities, changes in the interest rate environment and the credit markets, which may affect the price at which similar investments would trade in their principal markets and other relevant factors. When an external event such as a purchase transaction, public offering or subsequent sale occurs, the Adviser considers the pricing indicated by the external event to corroborate its valuation.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period. Additionally, the fair value of the Fund's investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values that the Fund may ultimately realize. Further, such investments are generally subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities. If the Fund was required to liquidate a portfolio investment in a forced or liquidation sale, the Fund could realize significantly less than the value at which the Fund has recorded it. In addition, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different than the unrealized gains or losses reflected in the valuations currently assigned. All investments in securities are recorded at their fair value. See Note 4 for more information on the Fund's valuation process.

Interest Income Recognition

Interest income is recorded on an accrual basis and includes the accretion of discounts, amortization of premiums and payment-in-kind (“PIK”) interest. Discounts from and premiums to par value on investments purchased are accreted/amortized into interest income over the life of the respective security using the effective yield method. To the extent loans contain PIK provisions, PIK interest, computed at the contractual rate specified in each applicable agreement, is accrued and recorded as interest income and added to the principal balance of the loan. PIK interest income added to the principal balance is generally collected upon repayment of the outstanding principal. The amortized cost of investments represents the original cost adjusted for any accretion of discounts, amortization of premiums and PIK interest.

Loans are generally placed on non-accrual status when principal or interest payments are past due 30 days or more or when there is reasonable doubt that principal or interest will be collected in full. Accrued and unpaid interest is generally reversed when a loan is placed on non-accrual status. Interest payments received on non-accrual loans may be recognized as income or applied to principal depending upon the Fund’s judgment regarding collectability. Non-accrual loans are restored to accrual status when past due principal and interest are paid or there is no longer any reasonable doubt that such principal or interest will be collected in full and, in the Fund's judgment, are likely to remain current. The Fund may make exceptions to this policy if the loan has sufficient collateral value (i.e., typically measured as enterprise value of the portfolio company) or is in the process of collection.

Collateralized loan obligation (“CLO”) equity investments recognize investment income by utilizing an effective interest methodology based upon an effective yield to maturity utilizing projected cash flows, as required by ASC 325-40, Beneficial Interest in Securitized Financial Assets.

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments (continued)
March 31, 2022 (Unaudited)
(in thousands, except per share data, percentages and as otherwise noted)
Dividend Income Recognition

Dividend income on preferred equity securities is recorded on an accrual basis to the extent that such amounts are payable by the portfolio company and are expected to be collected. Dividend income on common equity securities is recorded on the record date for private portfolio companies or on the ex-dividend date for publicly traded portfolio companies. To the extent preferred equity securities contain PIK provisions, PIK dividends, computed at the contractual rate specified in each applicable agreement, are accrued and recorded as dividend income and added to the principal balance of the preferred equity security. PIK dividends added to the principal balance are generally collected upon redemption of the equity security.

Foreign Currency Transactions and Forward Currency Contracts

The Fund’s books and records are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis: (i) fair value of investment securities, other assets and liabilities at the exchange rates prevailing at the end of the period; and (ii) purchases and sales of investment securities, income and expense at the exchange rates prevailing on the respective dates of such transactions, income or expenses.

The Fund does not isolate that portion of the results of operations resulting from the changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included within the net realized and unrealized gain (loss) on investments in the consolidated statement of operations.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between the amounts of income and expense items recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from the changes in fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Investments in foreign companies and securities of foreign governments may involve special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include, among other things, revaluation of currencies, less reliable information about issuers, different transaction clearance and settlement practices, and potential future adverse political and economic developments. Moreover, investments in foreign companies and securities of foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

The Fund may enter into forward currency contracts for operational purposes and to protect against adverse exchange rate fluctuations. A forward currency contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date. The Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete the obligations of the contract. The fair values of the forward currency contracts are obtained from an independent pricing source.

Derivative Instruments

The Fund values its derivatives at fair value with the unrealized gains or losses recorded in “net realized and unrealized gains (losses) on investments, from forward currency and derivative contracts” in the consolidated statement of operations.

Commitments and Contingencies

In the normal course of business, the Fund's investment activities involve executions, settlement and financing of various transactions resulting in receivables from, and payables to, brokers, dealers and the Fund's custodian. These activities may expose the Fund to risk in the event that such parties are unable to fulfill contractual obligations. Management does not anticipate any material losses from counterparties with whom it conducts business. Consistent with standard business practice,

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments (continued)
March 31, 2022 (Unaudited)
(in thousands, except per share data, percentages and as otherwise noted)
the Fund enters into contracts that contain a variety of indemnifications, and is engaged from time to time in various legal actions. The maximum exposure of the Fund under these arrangements and activities is unknown. However, the Fund expects the risk of material loss to be remote.

Commitments to extend credit include loan proceeds the Fund is obligated to advance, such as delayed draws or revolving credit arrangements. Commitments generally have fixed expiration dates or other termination clauses. Unrealized gains or losses associated with unfunded commitments are recorded in the consolidated financial statements and reflected as an adjustment to the fair value of the related security in the Consolidated Schedule of Investments. The par amount of the unfunded commitments is not recognized by the Fund until it becomes funded.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates and such differences may be material.

3.     FAIR VALUE OF FINANCIAL INSTRUMENTS

    The Fund follows the provisions of ASC 820-10, Fair Value Measurements and Disclosures ("ASC 820-10"), which among other matters, requires enhanced disclosures about investments that are measured and reported at fair value. ASC 820-10 defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure of fair value measurements. ASC 820-10 determines fair value to be the price that would be received for an investment in a current sale, which assumes an orderly transaction between market participants on the measurement date. ASC 820-10 requires the Fund to assume that the portfolio investment is sold in its principal market to market participants or, in the absence of a principal market, the most advantageous market, which may be a hypothetical market. Market participants are defined as buyers and sellers in the principal or most advantageous market that are independent, knowledgeable, and willing and able to transact. In accordance with ASC 820-10, the Fund has considered its principal market as the market in which the Fund exits its portfolio investments with the greatest volume and level of activity. ASC 820-10 specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. In accordance with ASC 820-10, these inputs are summarized in the three broad levels listed below:

•Level 1—Valuations based on quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•Level 2—Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•Level 3—Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

    In addition to using the above inputs in investment valuations, the Fund continues to employ a Valuation Policy that is approved by the Board that is consistent with the provisions of ASC 820-10 (See Note 2 for more information). Consistent with the Fund's Valuation Policy, it evaluates the source of inputs, including any markets in which the Fund's investments are trading (or any markets in which securities with similar attributes are trading), in determining fair value. The Fund's Valuation Policy considers the fact that because there may not be a readily available market value for the investments in the Fund's portfolio, therefore, the fair value of the investments may be determined using unobservable inputs.

The assets and liabilities classified as Level 1 or Level 2 are typically valued based on quoted market prices, forward foreign exchange rates, dealer quotations or alternative pricing sources supported by observable inputs. The Adviser obtains prices from independent pricing services which generally utilize broker quotes and may use various other pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. The Adviser is responsible for all inputs and assumptions related to the pricing of securities. The Adviser has internal controls in place that support its reliance on information received from third-party pricing sources. As part of its internal controls, the Adviser obtains, reviews, and tests information to corroborate prices received from third-party pricing sources. For any security, if market or dealer quotations are not readily available, or if the Adviser determines that a quotation

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments (continued)
March 31, 2022 (Unaudited)
(in thousands, except per share data, percentages and as otherwise noted)
of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith by the Adviser and will be classified as Level 3. In such instances, the Adviser will use valuation techniques consistent with the market or income approach to measure fair value and will give consideration to all factors which might reasonably affect the fair value.

The investments classified as Level 3 (other than as described below in the following paragraph) are typically valued using two different valuation techniques. The first valuation technique is an analysis of the enterprise value (“EV”) of the portfolio company. Enterprise value means the entire value of the portfolio company to a market participant, including the sum of the values of debt and equity securities used to capitalize the enterprise at a point in time. The primary method for determining EV uses a multiple analysis whereby appropriate multiples are applied to the portfolio company's EBITDA (generally defined as net income before net interest expense, income tax expense, depreciation and amortization). EBITDA multiples are typically determined based upon review of market comparable transactions and publicly traded comparable companies, if any. The Fund may also employ other valuation multiples to determine EV, such as revenues. The Fund may also use industry specific valuation analyses to determine enterprise value, such as capitalization rate analysis used in the real estate industry. The second method for determining EV uses a discounted cash flow analysis whereby future expected cash flows of the portfolio company are discounted to determine a present value using estimated discount rates (typically a weighted average cost of capital based on costs of debt and equity consistent with current market conditions). The EV analysis is performed to determine the value of equity investments, the value of debt investments in portfolio companies where the Fund has control or could gain control through an option or warrant security, and to determine if there is credit impairment for debt investments. If debt investments are credit impaired, an EV analysis may be used to value such debt investments; however, in addition to the methods outlined above, other methods such as a liquidation or wind down analysis may be utilized to estimate enterprise value. The second valuation technique is a yield analysis, which is typically performed for non-credit impaired debt investments in portfolio companies where the Fund does not own a controlling equity position. To determine fair value using a yield analysis, a current price is imputed for the investment based upon an assessment of the expected market yield for a similarly structured investment with a similar level of risk. In the yield analysis, the Fund considers the current contractual interest rate, the maturity and other terms of the investment relative to risk of the company and the specific investment. A key determinant of risk, among other things, is the leverage through the investment relative to the enterprise value of the portfolio company. As debt investments held by the Fund are substantially illiquid with no active transaction market, the Fund depends on primary market data, including newly funded transactions, as well as secondary market data with respect to high yield debt instruments and syndicated loans, as inputs in determining the appropriate market yield, as applicable.

The fair value of CLOs is estimated based on various valuation models from third-party pricing services. The provided prices are checked using internally developed models. The valuation models generally utilize discounted cash flows and take into consideration prepayment and loss assumptions, based on historical experience and projected performance, economic factors, the characteristics and condition of the underlying collateral, comparable yields for similar securities and recent trading activity. These securities are classified as Level 3.

Private asset-backed securities classified as Level 3 are typically valued using two different valuation techniques. The first valuation technique is an analysis of the forecasted cash flows of the security. The forecasted cash flows take into consideration prepayment and loss assumptions, based on historical experience and projected performance, economic factors, and the characteristics and condition of the underlying collateral. For equity securities, the projected cash flows are present valued using a market discount rate to determine the fair value. For debt securities, the analysis is used to determine if the borrower has the ability to repay its obligations. If it is determined that the borrower does have the ability to repay its obligations, the second valuation technique that is utilized is a yield analysis. To determine fair value using a yield analysis, a current price is imputed for the investment based upon an assessment of the expected market yield for a similarly structured investment with a similar level of risk. In the yield analysis, the Fund considers the current contractual interest rate, the maturity and other terms of the investment relative to risk of the borrower and the specific investment. As the debt investments are substantially illiquid with no active transaction market, the Fund depends on primary market data, including newly funded transactions, as inputs in determining the appropriate market yield, as applicable.

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments (continued)
March 31, 2022 (Unaudited)
(in thousands, except per share data, percentages and as otherwise noted)
    The following is a summary of the inputs used as of March 31, 2022, in valuing the Fund’s investments carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Senior Loans	$—	$893,047	$1,486,218	$2,379,265
Subordinated Loans	—	—	23,617	23,617
Corporate Bonds	—	211,244	34,560	245,804
Collateralized Loan Obligations	—	—	230,165	230,165
Common Stocks	1,836	—	25,723	27,559
Preferred Stocks	—	—	126,364	126,364
Private Asset-Backed Debt	—	—	40,035	40,035
Warrants	—	—	2,868	2,868
Total Investments	$1,836	$1,104,291	$1,969,550	$3,075,677
Derivative assets:
Forward Currency Contracts	$—	$5,266	$—	$5,266
Purchased Equity Options	59	6	—	65
Credit Default Swaps	—	246	—	246
Derivative liabilities:
Common Stocks Sold Short	$(432)	$—	$—	$(432)
Corporate Bonds Sold Short	—	(2,673)	—	(2,673)
Forward Currency Contracts	—	(528)	—	(528)
Written Equity Options	(1)	—	—	(1)
Credit Default Swaps	—	(789)	—	(789)

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments (continued)
March 31, 2022 (Unaudited)
(in thousands, except per share data, percentages and as otherwise noted)
    The following is a reconciliation of the Fund’s investments in which significant unobservable inputs (Level 3) were used in determining fair value for the three months ended March 31, 2022:

	Senior Loans	Subordinated Loans	Corporate Bonds	Collateralized Loan Obligations	Common Stocks	Preferred Stocks	Private Asset Backed Debt	Real Estate Debt	Warrants	Total
Balance as of December 31, 2021	$1,390,028	$15,827	$12,890	$202,700	$24,558	$102,455	$19,843	$3,431	$2,821	$1,774,553
Purchases	182,486	10,304	21,502	40,264	304	32,385	21,211	37	—	308,493
Sales and principal redemptions	(65,827)	(2,967)	—	(12,001)	(120)	(8,721)	(1,073)	(3,508)	—	(94,217)
Net realized and unrealized gains (losses)	(8,711)	410	161	(823)	981	245	43	66	47	(7,581)
Accrued discounts (premiums)	718	43	7	25	—	—	11	(26)	—	778
Transfers in to Level 3(a)	9,971	—	—	—	—	—	—	—	—	9,971
Transfers out of Level 3(a)	(22,447)	—	—	—	—	—	—	—	—	(22,447)
Balance as of March 31, 2022	$1,486,218	$23,617	$34,560	$230,165	$25,723	$126,364	$40,035	$—	$2,868	$1,969,550
Net change in unrealized gains (losses) from investments held at December 31, 2021	$(8,364)	$232	$(2)	$(608)	$821	$(1)	$(143)	$—	$46	$(8,019)
 ________________________________________

(a)Investments were transferred into and out of Level 3 during the three months ended March 31, 2022. Transfers between Levels 2 and 3 were as a result of changes in the observability of significant inputs or available market data for certain portfolio companies.

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments (continued)
March 31, 2022 (Unaudited)
(in thousands, except per share data, percentages and as otherwise noted)
    The following table summarizes the quantitative inputs and assumptions used for investments in securities at fair value categorized as Level 3 in the fair value hierarchy as of March 31, 2022.

	Fair Value	Primary Valuation Techniques	Inputs	Estimated Range	Weighted Average(a)
Assets Investment in securities
Senior Loans	$1,436,918	Yield Analysis	Market Yield	4.0% - 25.0%	7.4%
Senior Loans	41,667	Broker Quotes	N/A	N/A	N/A
Senior Loans	7,633	Other	Recent Transaction Price	98 - 99	99
Subordinated Loans	23,617	Yield Analysis	Market Yield	8.2% - 21.5%	9.0%
Corporate Bonds	16,142	Yield Analysis	Market Yield	5.4% - 12.8%	11.0%
Corporate Bonds	18,418	Broker Quotes	N/A	N/A	N/A
Collateralized Loan Obligations	209,669	Broker Quotes	N/A	N/A	N/A
Collateralized Loan Obligations	20,496	Other	Recent Transaction Price	90 - 99	97
Common Stocks	25,723	EV Market Multiple Analysis	EBITDA Multiple	1.0x - 40.1x	13.9x
Preferred Stocks	126,364	EV Market Multiple Analysis	EBITDA Multiple	1.0x - 55.8x	16.1x
Private Asset-Backed Debt	21,780	Income (Other)	Constant Default Rate, Constant Prepayment Rate, Recovery Rate, Collection Rate	1.0% - 44.2% 0.0% - 41.5% 0.0% - 80.0% 48.0% - 96.8%	21.9% 22.6% 16.0% 82.3%
Private Asset-Backed Debt	18,255	Other	Recent Transaction Price	99	99
Warrants	2,868	EV Market Multiple Analysis	EBITDA Multiple	2.9x - 25.1x	5.2x
Total Level 3 Investments	$1,969,550
 ________________________________________

(a)Weighted averages are calculated based on fair value of investments.

Changes in market yields, discount rates or EBITDA multiples, each in isolation, may change the fair value of certain of the Fund’s investments. Generally, an increase in market yields or discount rates or decrease in EBITDA multiples may result in a decrease in the fair value of certain of the Fund’s investments.

    Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the investments may fluctuate from period to period. Additionally, the fair value of the investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values that the Fund may ultimately realize. Further, such investments are generally subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities. If the Fund was required to liquidate a portfolio investment in a forced or liquidation sale, it could realize significantly less than the value at which the Fund has recorded it.

    In addition, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different than the unrealized gains or losses reflected in the valuations currently assigned.